                                 ANNUAL REPORT

                               December 31, 1998

                              SAFECO MUTUAL FUNDS

                           CLASS A AND CLASS B SHARES

                                     ------

SAFECO STOCK FUNDS
  Growth Fund.........................................................     2
  Equity Fund.........................................................     9
  Income Fund.........................................................    14
  Northwest Fund......................................................    20
  International Fund..................................................    25
  Balanced Fund.......................................................    31
  Small Company Fund..................................................    37
  U.S. Value Fund.....................................................    41
SAFECO BOND FUNDS
  High-Yield Bond Fund................................................    46
  Intermediate-Term U.S. Treasury Fund................................    53
  Managed Bond Fund...................................................    56
SAFECO TAX-EXEMPT BOND FUNDS
  Municipal Bond Fund.................................................    61
  California Tax-Free Income Fund.....................................    69
  Washington State Municipal Bond Fund................................    73
SAFECO MONEY MARKET FUND
  Money Market Fund...................................................    77

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Whether SAFECO Growth Fund led or lagged in the latest quarter and year depends on how you look at it. The Fund, which is about 65% small stocks, underperformed the average growth fund, but outperformed the small stock group.
   The Fund returned 19.58%* for Class A shares and 19.29%* for Class B shares for the quarter and 4.47%* for Class A shares and 3.38%* for Class B shares for the year. The average small-cap fund returned 19.12% and -0.33% for the quarter and year, according to Lipper, Inc. The average growth fund, which favors larger, more expensive issues than we do, returned 22.61% for the quarter and
                          [PHOTO OF THOMAS M. MAGUIRE]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                    WITH SALES CHARGE                WITHOUT SALES CHARGE

            1 YEAR     5 YEAR      10 YEAR     1 YEAR      5 YEAR     10 YEAR
Class A    (0.23%)     17.88%      16.08%      4.47%      18.97%      16.62%
Class B    (1.62%)     18.33%      16.41%      3.38%      18.53%      16.41%

                  SAFECO         SAFECO
               GROWTH FUND    GROWTH FUND
                 CLASS A        CLASS B       S&P 500 INDEX
12/31/88          9,550          10,000          10,000
01/31/89          9,817          10,279          10,732
02/28/89          9,753          10,213          10,465
03/31/89         10,064          10,538          10,709
04/30/89         10,474          10,967          11,264
05/31/89         10,915          11,429          11,721
06/30/89         10,705          11,211          11,654
07/31/89         11,182          11,710          12,706
08/31/89         11,517          12,060          12,955
09/30/89         11,754          12,307          12,902
10/31/89         11,310          11,843          12,603
11/30/89         11,275          11,807          12,860
12/31/89         11,383          11,919          13,168
01/31/90         10,279          10,764          12,285
02/28/90         10,560          11,058          12,443
03/31/90         11,197          11,725          12,773
04/30/90         11,245          11,775          12,454
05/31/90         12,398          12,981          13,668
06/30/90         12,665          13,262          13,575
07/31/90         12,211          12,787          13,532
08/31/90         10,105          10,581          12,308
09/30/90          8,972           9,395          11,709
10/31/90          8,368           8,763          11,659
11/30/90          8,988           9,411          12,412
12/31/90          9,680          10,136          12,758
01/31/91         10,646          11,148          13,314
02/28/91         12,113          12,684          14,266
03/31/91         12,706          13,304          14,611
04/30/91         13,318          13,946          14,647
05/31/91         14,197          14,866          15,279
06/30/91         13,350          13,980          14,579
07/31/91         14,601          15,288          15,259
08/31/91         15,180          15,896          15,621
09/30/91         15,272          15,992          15,360
10/31/91         15,732          16,473          15,565
11/30/91         14,404          15,083          14,938
12/31/91         15,743          16,485          16,647
01/31/92         16,895          17,691          16,337
02/28/92         16,775          17,565          16,550
03/31/92         15,528          16,260          16,227
04/30/92         14,565          15,251          16,704
05/31/92         14,204          14,873          16,786
06/30/92         13,112          13,730          16,536
07/31/92         13,662          14,305          17,212
08/31/92         12,889          13,495          16,859
09/30/92         12,549          13,141          17,058
10/31/92         13,078          13,695          17,117
11/30/92         14,730          15,424          17,698
12/31/92         15,260          15,979          17,915
01/31/93         15,897          16,646          18,065
02/28/93         14,838          15,537          18,311
03/31/93         15,421          16,148          18,697
04/30/93         14,469          15,151          18,245
05/31/93         15,215          15,932          18,732
06/30/93         15,690          16,430          18,787
07/31/93         15,637          16,373          18,711
08/31/93         16,642          17,426          19,419
09/30/93         17,372          18,190          19,270
10/31/93         17,815          18,655          19,669
11/30/93         17,064          17,868          19,482
12/31/93         18,646          19,524          19,718
01/31/94         19,649          20,576          20,388
02/28/94         18,710          19,593          19,836
03/31/94         17,772          18,609          18,973
04/30/94         18,246          19,105          19,216
05/31/94         18,413          19,281          19,529
06/30/94         17,046          17,850          19,051
07/31/94         17,428          18,249          19,676
08/31/94         18,516          19,388          20,480
09/30/94         18,046          18,897          19,981
10/31/94         18,306          19,168          20,428
11/30/94         17,807          18,646          19,685
12/31/94         18,343          19,207          19,976
01/31/95         18,061          18,912          20,493
02/28/95         19,054          19,952          21,290
03/31/95         18,981          19,875          21,918
04/30/95         19,075          19,973          22,563
05/31/95         19,837          20,772          23,479
06/30/95         21,039          22,030          24,024
07/31/95         21,781          22,808          24,819
08/31/95         21,708          22,731          24,881
09/30/95         22,364          23,418          25,931
10/31/95         22,265          23,315          25,837
11/30/95         22,492          23,552          26,969
12/31/95         23,132          24,222          27,490
01/31/96         23,988          25,118          28,424
02/28/96         24,888          26,060          28,689
03/31/96         24,508          25,662          28,964
04/30/96         25,550          26,755          29,391
05/31/96         26,635          27,891          30,147
06/30/96         25,479          26,679          30,262
07/31/96         22,966          24,048          28,926
08/31/96         24,336          25,483          29,537
09/30/96         25,532          26,735          31,198
10/31/96         26,077          27,289          32,058
11/30/96         27,085          28,327          34,479
12/31/96         28,429          29,717          33,796
01/31/97         30,858          32,242          35,905
02/28/97         30,037          31,366          36,188
03/31/97         28,964          30,225          34,705
04/30/97         27,608          28,805          36,773
05/31/97         31,796          33,154          39,009
06/30/97         34,427          35,874          40,756
07/31/97         36,436          37,943          43,999
08/31/97         37,727          39,259          41,536
09/30/97         40,758          42,382          43,810
10/30/97         39,988          41,575          42,349
11/30/97         41,731          43,346          44,308
12/31/97         42,533          44,187          45,068
01/31/98         43,141          44,745          45,566
02/28/98         47,472          49,185          48,850
03/31/98         50,397          52,172          51,350
04/30/98         52,316          54,144          51,866
05/31/98         49,847          51,555          50,976
06/30/98         49,808          51,475          53,046
07/31/98         47,320          48,827          52,482
08/31/98         35,827          36,958          44,902
09/30/98         37,157          38,293          47,779
10/31/98         40,121          41,280          51,662
11/30/98         42,172          43,350          54,792
12/31/98         44,433          45,680          57,947

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

22.86% for the year, as mentioned by Lipper, Inc.
   A comparison of the S&P 500 (a proxy for larger stocks) and the Russell 2000 (a small cap index) shows how differently the large and small cap categories performed. For 1998, the small cap indicator was down 3.45% while, the S&P 500 gained 28.58%. Growth Fund's performance diverges from both indicators because its holdings are not selected to match either index, but for value and appreciation potential.

   Broadcasting remains our largest sector. I bought more Chancellor when it declined on fears that recession would lower advertising revenue. In reality, radio is benefiting by a strong U.S. economy and gaining market share from other media.
   When Conseco (Insurance) fell during the third quarter, insiders recognized the value and snatched up shares. I think the market soon will too. Conseco is positioned to increase profitability and pick up market share.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.  ........................................... 11.3%
  (Radio Stations)
Conseco, Inc.  ...................................................... 8.3
  (Financial Services Company)
NCO Group, Inc.  .................................................... 4.5
  (Financial Services)
Corrections Corp. of America ........................................ 3.9
  (Correctional Institution Management)
Emmis Communications Corp. (Class A) ................................ 3.7
  (Radio Stations)
Family Golf Centers, Inc.  .......................................... 3.4
  (Golf Recreation Centers)
Beckman Coulter, Inc.  .............................................. 3.0
  (Medical Instruments Manufacturer)
MICROS Systems, Inc.  ............................................... 2.7
  (Specialty Software Company)
Dura Pharmaceuticals, Inc.  ......................................... 2.7
  (Pharmaceuticals)
United Stationers, Inc.  ............................................ 2.5
  (Office Products Distribution)

TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ..................................................... $47,184
Chancellor Media Corp.  ............................................. 34,496
Stage Stores, Inc.  ................................................. 32,313
Mail-Well, Inc.  .................................................... 26,633
Sirrom Capital Corp.  ............................................... 26,240


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Philip Morris Cos., Inc.  ......................................... $87,034
*Avon Products, Inc.  ............................................... 41,068
*American Home Products Corp.  ...................................... 29,900
*American Stores Co.  ............................................... 29,398
*Kimberly-Clark Corp.  .............................................. 25,789

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Broadcasting (Television, Radio & Cable) ............................ 16%
Services (Commercial & Consumer) ...................................... 8
Insurance (Life-Health) ............................................... 8
Health Care (Medical Products & Supplies) ............................. 5
Real Estate Investment Trust .......................................... 5
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

   NCO Group climbed into our top ten. It's the second largest, and only public, bad-debt collector in the nation. This is partly a rough-times play. Our economy is increasingly fueled by debt, and that makes bill collection a growth industry.
   All told, health care counts for 14.3% of net assets. I like the defensive nature and demographic positives of health care. Beckman Coulter, new to our top ten, supplies capital equipment to the medical industry.
   With 70% of its sales in Japan, Nu Skin Enterprises was hurt by a weak yen. This company direct-markets personal products outside of the U.S. and has great potential in emerging economies where multi-level marketing is more accepted.
   Family Golf Centers was punished for buying ice rinks. While this will lessen its seasonality, the company now has to prove they can turn around ice rinks as well as they have driving ranges. I think they can.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)             21%
Medium: ($1 Bil. - $4 Bil.)            15%
Small: (Less than $1 Bil.)             65%
Corporate Bonds:                        0%
Cash & Other:                          -1%

   Except for radio, all the stocks we've discussed are selling at a discount in a market where large growth stocks are selling at tremendous premiums. As earnings slow, I predict investors will become increasingly price conscious and less likely to pay top dollar.
   Because I look for a share price that is a fraction of a company's growth rate, most of the stocks we own are already marked down. If they outperform even a little--especially the small ones--the very investors who abandoned them may rush back in. And, theoretically, price will follow demand.
   The primary reason the Growth Fund has historically held smaller company stocks is that they offer better growth prospects at better valuations than bigger

------------------------------------------------------------------
------------------------------------------------------------------
company stocks. I believe money moves to growth.

Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 101.1%

AIR FREIGHT - 0.2%
       641,800   *+Dynamex, Inc.  ................................... $ 2,527

AUTO PARTS & EQUIPMENT - 0.1%
       607,000   *+Precision Auto Care, Inc.  ......................... 1,366

BANKS (MAJOR REGIONAL) - 0.7%
       405,405   Provident Bankshares Corp.  ......................... 10,084

BIOTECHNOLOGY - 0.3%
       396,700   *CryoLife, Inc.  ..................................... 4,711

BROADCASTING (TELEVISION, RADIO & CABLE) - 15.6%
     3,405,749   *Chancellor Media Corp.  ........................... 163,050
     1,241,500   *+Emmis Communications Corp. (Class A) .............. 53,850
       128,400   *Jacor Communications, Inc.  ......................... 8,266

BUILDING MATERIALS - 0.2%
       467,700   *Hospitality Worldwide Services ...................... 2,339

CHEMICALS (SPECIALTY) - 0.5%
       709,800   *+TETRA Technologies, Inc.  .......................... 7,763

COMMUNICATIONS EQUIPMENT - 2.0%
       208,600   Scientific-Atlanta, Inc.  ............................ 4,759
     1,110,549   *World Access, Inc.  ................................ 23,738

COMPUTERS (HARDWARE) - 4.0%
       146,200   *Equitrac Corp.  ..................................... 2,778
       180,000   *Jabil Circuit, Inc.  ............................... 13,433
     1,202,028   *+MICROS Systems, Inc.  ............................. 39,517
       128,000   *Optimal Robotics Corp.  ............................. 1,792

COMPUTERS (PERIPHERALS) - 1.2%
       822,500   *Quantum Corp.  ..................................... 17,478

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.5%
       876,100   *Aspen Technology, Inc.  .......................... $ 12,703
       481,500   *Cambridge Technology Partners, Inc.  ............... 10,653
     1,617,700   *+Discreet Logic, Inc.  ............................. 30,534
       622,500   *+Phoenix International Ltd., Inc.  .................. 9,182
       295,400   *TRO Learning, Inc.  ................................. 2,363

CONSUMER (FINANCE) - 2.2%
       489,400   +Creditrust Corp.  .................................. 12,480
       574,135   Doral Financial Corp.  .............................. 12,703
       817,000   *Towne Services, Inc.  ............................... 5,719
       118,000   *+Waterside Capital Corp.  ........................... 1,003

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.6%
       250,500   *Action Performance Cos., Inc.  ...................... 8,861

DISTRIBUTORS (FOOD & HEALTH) - 2.8%
     1,504,900   *Nu Skin Enterprises, Inc. (Class A) ................ 35,553
       728,200   Weider Nutrition International, Inc.  ................ 4,642

DRUGS & HOSPITAL SUPPLY - 0.5%
       335,500   *Zonagen, Inc.  ...................................... 6,416

ELECTRICAL EQUIPMENT - 1.4%
       368,200   *Kent Electronics Corp.  ............................. 4,695
       398,800   *PCD, Inc.  .......................................... 5,184
       182,500   *SCI Systems, Inc.  ................................. 10,539

ENGINEERING & CONSTRUCTION - 0.6%
       360,400   *+American Buildings Co.  ............................ 8,830

ENTERTAINMENT - 2.4%
       376,400   *Championship Auto Racing Teams, Inc.  .............. 11,151
       433,600   *SFX Entertainment, Inc. (Class A) .................. 23,794

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCIAL (DIVERSIFIED) - 1.7%
       483,600   *+BNC Mortgage, Inc.  .............................. $ 2,539
     3,722,900   +Sirrom Capital Corp.  .............................. 18,382
        48,000   *TeleBanc Financial Corp.  ........................... 1,632
       444,700   *United Panam Financial Corp.  ....................... 1,862

HEALTH CARE (DIVERSIFIED) - 1.0%
       346,500   *Anesta Corp.  ....................................... 9,226
       320,000   *Synaptic Pharmaceutical Corp.  ...................... 4,800

HEALTH CARE (DRUGS-GENERAL) - 2.8%
     2,546,300   *+Dura Pharmaceuticals, Inc.  ....................... 38,672
       609,000   *+Nastech Pharmaceutical Co., Inc.  .................. 2,360

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.1%
       162,300   *Andrx Corp.  ........................................ 8,318
       142,800   *PharmaPrint, Inc.  .................................. 1,874
       542,750   *Serologicals Corp.  ................................ 16,283
       255,000   *SuperGen, Inc.  ..................................... 2,359
       407,100   Teva Pharmaceutical Industries, Ltd. (ADR) .......... 16,564

HEALTH CARE (LONG TERM CARE) - 1.0%
       955,400   *HEALTHSOUTH Corp.  ................................. 14,749

HEALTH CARE (MANAGED CARE) - 0.3%
       344,100   +First Commonwealth, Inc.  ........................... 4,559

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.3%
       795,500   Beckman Coulter, Inc.  .............................. 43,156
       105,100   *Datascope Corp.  .................................... 2,417
       295,200   *EDAP TMS S.A. (ADR) ................................... 387
       413,900   *Haemonetics Corp.  .................................. 9,416
       514,450   *+Lifeline Systems, Inc.  ........................... 12,861
       886,000   *+PolyMedica Industries, Inc. ........................ 8,195

HEALTH CARE (SPECIALIZED SERVICES) - 0.8%
       282,300   *American Healthcorp, Inc.  .......................... 2,770
     1,121,300   *+Prime Medical Services, Inc.  ...................... 8,200
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp.  .......................... $   858

HOUSEHOLD FURNITURE & APPLIANCES - 0.3%
       585,900   *International Comfort Products Corp.  ............... 4,687

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.1%
       195,000   *U.S. Home & Garden, Inc.  ............................. 975

HOUSEWARES - 0.2%
       293,200   *Home Products International, Inc.  .................. 2,914

INSURANCE (LIFE-HEALTH) - 8.3%
     3,931,029   Conseco, Inc.  ..................................... 120,142

LEISURE TIME (PRODUCTS) - 3.6%
       391,000   *+American Coin Merchandising, Inc.  ................. 2,297
     2,511,775   *+Family Golf Centers, Inc.  ........................ 49,608

LODGING (HOTELS) - 1.3%
       388,400   *ResortQuest International, Inc.  .................... 5,680
     1,528,600   *+Suburban Lodges of America, Inc.  ................. 12,515

MACHINERY (DIVERSIFIED) - 0.4%
       793,450   Chart Industries, Inc.  .............................. 6,050

MANUFACTURING (DIVERSIFIED) - 1.8%
       439,100   *Nortek, Inc.  ...................................... 12,130
       341,850   *+Recovery Engineering, Inc. ......................... 2,265
       246,000   *SurModics, Inc.  .................................... 3,813
       386,300   U.S. Industries, Inc.  ............................... 7,195

MANUFACTURING (SPECIALIZED) - 0.3%
       314,000   *+Teardrop Golf Co.  ................................. 1,570
       190,600   *Zomax Optical Media, Inc.  .......................... 3,097

NATURAL GAS - 0.0%
        75,500   Virginia Gas Co.  ...................................... 255

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 2.9%
       244,500   *+Open Plan Systems, Inc.  .......................... $  550
       698,400   *+TRM Copy Centers Corp.  ............................ 5,282
     1,404,100   *United Stationers, Inc.  ........................... 36,507

PERSONAL CARE - 0.5%
       895,000   *+French Fragrances, Inc.  ........................... 6,489

REAL ESTATE INVESTMENT TRUST - 4.6%
       527,100   CCA Prison Realty Trust ............................. 10,806
     3,164,500   *Corrections Corp. of America ....................... 55,774

RESTAURANTS - 1.0%
       586,500   *Rainforest Cafe, Inc.  .............................. 3,556
       464,300   *Rare Hospitality International, Inc.  ............... 6,500
       493,000   *+Schlotzsky's, Inc.  ................................ 4,868

RETAIL (BUILDING SUPPLIES) - 1.3%
       569,800   *Eagle Hardware & Garden, Inc.  ..................... 18,519

RETAIL (DEPARTMENT STORES) - 0.7%
       179,400   *Marks Brothers Jewelers, Inc.  ...................... 3,229
       266,300   *Rainbow Rentals, Inc.  .............................. 2,630
       272,500   *Value City Department Stores, Inc.  ................. 3,798

RETAIL (FOOD CHAINS) - 0.8%
       912,279   *NPC International, Inc.  ........................... 11,004

RETAIL (GENERAL MERCHANDISE) - 0.4%
       290,000   *Central Garden & Pet Co.  ........................... 4,169
       264,075   Phillips-Van Heusen Corp.  ........................... 1,898

RETAIL (HOME SHOPPING) - 0.5%
       754,900   *+Damark International, Inc.  ........................ 6,134

RETAIL (SPECIALTY) - 0.9%
       229,300   *1-800 Contacts, Inc.  ............................... 4,127
       354,300   *+Funco, Inc.  ....................................... 6,200
       153,000   *Travis Boats & Motors, Inc. ......................... 3,137
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 2.1%
       479,500   *+Concepts Direct, Inc.  ......................... $   4,016
       542,213   *+Harold's Stores, Inc.  ............................. 3,999
     2,112,434   *+Stage Stores, Inc.  ............................... 19,804
        58,700   *Wet Seal, Inc. (Class A) ............................ 1,772

SERVICES (ADVERTISING-MARKETING) - 0.2%
       939,900   *APAC Teleservices, Inc.  ............................ 3,554

SERVICES (COMMERCIAL & CONSUMER) - 8.4%
       834,400   *Bluegreen Corp.  .................................... 6,310
       680,200   *Compass International Services Corp.  ............... 7,227
       383,600   *FirstService Corp.  ................................. 4,579
       839,900   *+IntelliQuest Information Group, Inc.  .............. 5,669
     1,455,700   *+NCO Group, Inc.  .................................. 65,507
       107,900   *Rent-Way, Inc.  ..................................... 2,623
       741,200   *Renters Choice, Inc.  .............................. 23,533
       280,000   SunSource, Inc.  ..................................... 5,268

SERVICES (DATA PROCESSING) - 0.2%
       378,100   *Vanstar Corp.  ...................................... 3,497

SERVICES (EMPLOYMENT) - 0.6%
       194,000   *Alternative Resources Corp.  ........................ 2,061
       898,600   *+Hall, Kinion & Associates, Inc.  ................... 6,290

SERVICES (SECURITY) - 0.1%
        38,466   *Kroll-O'Gara Company ................................ 1,517

SPECIALTY PRINTING - 2.0%
     2,330,400   *Mail-Well, Inc.  ................................... 26,654

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.9%
     1,901,600   *CellStar Corp.  .................................... 12,955

TELEPHONE - 0.8%
       676,000   *+Innotrac Corp.  ................................... 12,252

TRUCKS & PARTS - 0.2%
        38,900   *SPX Corp.  .......................................... 2,606
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,458,958
                                                                      -------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 0.3%

LEISURE TIME (PRODUCTS) - 0.3%
    $4,700,000   Family Golf Centers, Inc.
                 5.75%, due 10/15/04 .............................. $   4,342
                                                                      -------
TOTAL CORPORATE BONDS ................................................. 4,342
                                                                      -------
TOTAL INVESTMENTS - 101.4% ........................................ 1,463,300
Liabilities, less Other Assets ..................................... (19,794)
                                                                      -------
NET ASSETS ....................................................... $1,443,506
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity Fund beat its Lipper, Inc. peer group for the year and quarter ended December 31, 1998. The Fund was up 24.77%* for Class A shares and 23.16%* for Class B shares, for the year. For the fourth quarter, the Fund returned 18.72%* for Class A shares and 18.38%* for Class B shares, compared to 17.79% for the peer group.
   We again benefited as larger capitalization stocks outperformed smaller capitalization stocks. The Fund, on average, owns a larger percentage of big companies than the peer group. Our focus on size, quality and predictability kept us ahead of the average growth and income fund.
                            [PHOTO OF RICH MEAGLEY]

   Regarding the S&P 500, the Fund was ahead of the broad

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                    WITH SALES CHARGE                 WITHOUT SALES CHARGE

            1 YEAR      5 YEAR      10 YEAR     1 YEAR      5 YEAR      10 YEAR
Class A      19.16%      20.44%      19.13%      24.77%      21.55%      19.68%
Class B      18.16%      20.87%      19.43%      23.16%      21.05%      19.43%

                SAFECO        SAFECO
              EQUITY FUND   EQUITY FUND       S&P 500
                CLASS A       CLASS B          INDEX
12/31/88         9,550         10,000         10,000
01/31/89        10,198         10,678         10,732
02/28/89        10,030         10,503         10,465
03/31/89        10,210         10,691         10,709
04/30/89        10,837         11,348         11,264
05/31/89        11,272         11,803         11,721
06/30/89        11,237         11,766         11,654
07/31/89        12,237         12,814         12,706
08/31/89        12,433         13,019         12,955
09/30/89        12,389         12,974         12,902
10/31/89        12,414         12,998         12,603
11/30/89        12,500         13,088         12,860
12/31/89        12,968         13,579         13,168
01/31/90        11,892         12,452         12,285
02/28/90        12,003         12,569         12,443
03/31/90        12,449         13,035         12,773
04/30/90        12,089         12,658         12,454
05/31/90        13,256         13,881         13,668
06/30/90        13,234         13,858         13,575
07/31/90        12,997         13,611         13,532
08/31/90        11,626         12,173         12,308
09/30/90        11,059         11,581         11,709
10/31/90        10,823         11,334         11,659
11/30/90        11,414         11,951         12,412
12/31/90        11,857         12,416         12,758
01/31/91        12,465         13,052         13,314
02/28/91        13,206         13,828         14,266
03/31/91        13,578         14,218         14,611
04/30/91        13,856         14,509         14,647
05/31/91        14,414         15,093         15,279
06/30/91        13,488         14,123         14,579
07/31/91        14,393         15,070         15,259
08/31/91        14,619         15,307         15,621
09/30/91        14,420         15,100         15,360
10/31/91        14,657         15,347         15,565
11/30/91        13,740         14,387         14,938
12/31/91        15,166         15,881         16,647
01/31/92        16,069         16,825         16,337
02/28/92        16,340         17,111         16,550
03/31/92        15,606         16,341         16,227
04/30/92        15,735         16,477         16,704
05/31/92        15,591         16,326         16,786
06/30/92        14,466         15,147         16,536
07/31/92        15,057         15,766         17,212
08/31/92        14,437         15,118         16,859
09/30/92        14,479         15,161         17,058
10/31/92        15,178         15,893         17,117
11/30/92        16,181         16,943         17,698
12/31/92        16,572         17,352         17,915
01/31/93        17,120         17,927         18,065
02/28/93        17,135         17,943         18,311
03/31/93        18,056         18,907         18,697
04/30/93        17,643         18,475         18,245
05/31/93        19,096         19,995         18,732
06/30/93        19,174         20,077         18,787
07/31/93        18,913         19,804         18,711
08/31/93        19,972         20,913         19,419
09/30/93        20,527         21,495         19,270
10/31/93        21,068         22,060         19,669
11/30/93        21,183         22,181         19,482
12/31/93        21,694         22,716         19,718
01/31/94        22,993         24,077         20,388
02/28/94        22,418         23,474         19,836
03/31/94        21,557         22,573         18,973
04/30/94        22,251         23,299         19,216
05/31/94        22,895         23,973         19,529
06/30/94        22,071         23,110         19,051
07/31/94        22,635         23,701         19,676
08/31/94        24,012         25,144         20,480
09/30/94        23,917         25,044         19,981
10/31/94        24,365         25,513         20,428
11/30/94        23,883         25,009         19,685
12/31/94        23,849         24,972         19,976
01/31/95        24,023         25,155         20,493
02/28/95        24,650         25,812         21,290
03/31/95        24,851         26,022         21,918
04/30/95        25,518         26,719         22,563
05/31/95        26,166         27,399         23,479
06/30/95        26,815         28,078         24,024
07/31/95        27,239         28,522         24,819
08/31/95        27,997         29,316         24,881
09/30/95        29,080         30,451         25,931
10/31/95        28,720         30,072         25,837
11/30/95        29,650         31,047         26,969
12/31/95        29,872         31,280         27,490
01/31/96        30,672         32,116         28,424
02/28/96        30,944         32,402         28,689
03/31/96        31,261         32,735         28,964
04/30/96        31,927         33,432         29,391
05/31/96        32,670         34,210         30,147
06/30/96        33,275         34,843         30,262
07/31/96        31,998         33,506         28,926
08/31/96        32,332         33,855         29,537
09/30/96        34,326         35,943         31,198
10/31/96        35,430         37,054         32,058
11/30/96        38,094         39,820         34,479
12/31/96        37,340         39,000         33,796
01/31/97        39,475         41,232         35,905
02/28/97        39,632         41,373         36,188
03/31/97        38,030         39,670         34,705
04/30/97        39,111         40,774         36,773
05/31/97        41,700         43,453         39,009
06/30/97        43,357         45,183         40,756
07/31/97        46,292         48,216         43,999
08/31/97        43,854         45,677         41,536
09/30/97        45,418         47,289         43,810
10/30/97        43,949         45,714         42,349
11/30/97        45,351         47,148         44,308
12/31/97        46,137         47,942         45,068
01/31/98        46,821         48,507         45,566
02/28/98        50,550         52,308         48,850
03/31/98        52,247         54,000         51,350
04/30/98        52,317         54,049         51,866
05/31/98        51,348         52,970         50,976
06/30/98        52,662         54,295         53,046
07/31/98        52,023         53,583         52,482
08/31/98        45,295         46,618         44,902
09/30/98        48,491         49,881         47,779
10/31/98        52,812         54,246         51,662
11/30/98        56,160         57,630         54,792
12/31/98        57,566         59,047         57,947

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

market index at the end of November, but had a poor December as technology issues, which we own less of than the index, surged. The S&P returned 28.58% for the year. Most of it, 21.28%, came during the fourth quarter.
   We ended 1998 holding 47 companies. Turnover in the portfolio remained low and steady, at 32.94%.
   In the last six months, most of the changes in the portfolio have come from market action, partial sales and additions. During the year I added only seven new names to our portfolio, and I deleted ten. The changes were made to increase the overall quality and earnings predictability of the companies in the Fund.
   Alphabetically our new names are Abbott Laboratories, Bestfoods, CitiGroup, Procter & Gamble, Schlumberger, U.S. Bancorp, and Washington Mutual. The names we no longer own are: Boeing, Columbia/HCA Healthcare, Echlin, Electronic Data Systems, First Data, GTE, Houston Industries, Oracle, Pacificare Health Systems and SmithKline Beecham.
   Only two of those sales came in the last half of the year. I eliminated Boeing and GTE during the fourth quarter. Boeing was sold because the earnings

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.2%
  (Bank)
Microsoft Corp.  .................................................... 3.2
  (Personal Computer Software)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Intel Corp.  ........................................................ 3.1
  (Computer Component Manufacturer)
Johnson & Johnson ................................................... 3.0
  (Health Care Products)
Federal National Mortgage Association ............................... 3.0
  (Mortgage Loan Banker)
Abbott Laboratories ................................................. 2.9
  (Health Care Products)
General Electric Co.  ............................................... 2.9
  (Electrical Equipment)
Washington Mutual, Inc.  ............................................ 2.6
  (Savings & Loan)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Washington Mutual, Inc.  ........................................... $33,420
Bestfoods ........................................................... 21,537
Dover Corp.  ........................................................ 20,382
American International Group, Inc.  ................................. 17,274
May Department Stores Co.  .......................................... 16,512


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
American Stores Co.  ............................................... $43,558
*GTE Corp.  ......................................................... 36,370
*Boeing Co.  ........................................................ 31,134
Hartford Financial Services Group, Inc.  ............................ 30,866
Texaco, Inc.  ....................................................... 24,085

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) .............................................. 11%
Financial (Diversified) .................................................. 6
Manufacturing (Diversified) .............................................. 5
Computers (Hardware) ..................................................... 5
Household Products (Non-Durables) ........................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

prospects for the next several years have deteriorated greatly. In October of 1997, I believed Boeing would overcome its production inefficiencies and the "Asia effect". When it became clear this wasn't going to happen, I abandoned the position.
   GTE was eliminated because the Fund also holds Bell Atlantic, the company acquiring GTE. Owning both positions wasn't prudent. I reduced our position sizes in Anheuser-Busch and Burlington Northern when the stock prices reached my near-term targets.
   One new position was added in the last six months: Bestfoods. The company has reasonable growth prospects and was selling at 22 times estimated 1999's earnings per share while the S&P 500 sells at 24-25 times.
   In keeping with what I've done in the past, I added to existing holdings when I liked their price and sold parts of positions when they were on the high side.
   While I added to 18 names during the fourth quarter, two saw their position sizes increase materially. American International Group and May Department Stores were trading at 21 times and 16 times estimated 1999 earnings per share, respectively, when I added to them.
   In the third quarter, I added substantially to Washington Mutual when I thought it was at a reasonable price/earnings ratio and I sold down Hartford Financial Services as it had gained steadily to become the second largest holding in the Fund. I felt, given the Hartford's valuation level and my overall exposure to financial stocks, that it was prudent to substantially reduce the position size. Diversified Financial and Banking and Finance companies comprised 9.4% of net assets at year-end.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)             94%
Medium: ($1 Bil. - $4 Bil.)             1%
Cash and Other:                         5%

   We began our walk to quality almost two years ago and so far, we have been rewarded. Rather than move too quickly and stumble, I intend to keep the same path and the same pace. It looks, to me, like the road ahead could be rough.

Richard Meagley
-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER
Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 94.8%

AEROSPACE/DEFENSE - 2.1%
       520,000   Lockheed Martin Corp.  ............................. $44,070

BANKING & FINANCE - 3.9%
       625,000   BankAmerica Corp.  .................................. 37,578
       875,000   Citigroup, Inc.  .................................... 43,313

BANKS (MAJOR REGIONAL) - 1.1%
       652,200   U.S. Bancorp ........................................ 23,153

BANKS (MONEY CENTER) - 3.2%
     1,000,000   Chase Manhattan Corp.  .............................. 68,062

BEVERAGES (ALCOHOLIC) - 1.6%
       500,000   Anheuser-Busch Co., Inc.  ........................... 32,813

BEVERAGES (NON-ALCOHOLIC) - 1.7%
       875,000   PepsiCo, Inc.  ...................................... 35,820

CHEMICALS - 3.3%
       625,000   Du Pont (E.I.) de Nemours & Co.  .................... 33,164
     1,000,000   Praxair, Inc.  ...................................... 35,250

COMMUNICATIONS EQUIPMENT - 1.3%
       450,000   Motorola, Inc.  ..................................... 27,478

COMPUTERS (HARDWARE) - 5.0%
       775,000   Hewlett-Packard Co.  ................................ 52,942
       275,000   International Business Machines Corp.  .............. 50,806

COMPUTERS (NETWORKING) - 1.3%
       600,000   *3Com Corp.  ........................................ 26,888

COMPUTERS (SOFTWARE & SERVICES) - 3.2%
       490,000   *Microsoft Corp.  ................................... 67,957

ELECTRICAL EQUIPMENT - 2.9%
       600,000   General Electric Co.  ............................... 61,238

ELECTRONICS (SEMICONDUCTORS) - 3.1%
       550,000   Intel Corp.  ........................................ 65,209

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENTERTAINMENT - 1.6%
     1,095,000   Walt Disney Co.  ................................... $32,850

FINANCIAL (DIVERSIFIED) - 5.5%
       800,000   Federal Home Loan Mortgage Corp.  ................... 51,550
       850,000   Federal National Mortgage Association ............... 62,900

FOODS - 1.0%
       400,000   Bestfoods ........................................... 21,300

HEALTH CARE (DIVERSIFIED) - 10.9%
     1,250,000   Abbott Laboratories ................................. 61,250
       950,000   American Home Products Corp.  ....................... 53,497
       375,000   Bristol-Myers Squibb Co.  ........................... 50,180
       750,000   Johnson & Johnson ................................... 62,906

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 2.6%
       365,000   Merck & Co., Inc.  .................................. 53,906

HOUSEHOLD PRODUCTS (NON-DURABLES) - 4.9%
     1,200,000   Kimberly-Clark Corp.  ............................... 65,400
       415,000   Procter & Gamble Co.  ............................... 37,895

INSURANCE (MULTI-LINE) - 3.2%
       475,000   American International Group, Inc.  ................. 45,897
       400,000   Hartford Financial Services Group, Inc.  ............ 21,950

MANUFACTURING (DIVERSIFIED) - 5.1%
     1,200,000   AlliedSignal, Inc.  ................................. 53,175
     1,450,000   Dover Corp.  ........................................ 53,106

OIL (DOMESTIC INTEGRATED) - 2.2%
       535,000   Mobil Corp.  ........................................ 46,612

OIL (INTERNATIONAL INTEGRATED) - 4.2%
       500,000   Exxon Corp.  ........................................ 36,563
       725,000   Royal Dutch Petroleum Co. (ADR) ..................... 34,709
       300,000   Texaco, Inc.  ....................................... 15,863

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
       400,000   Schlumberger Ltd.  ................................. $18,450

PAPER & FOREST PRODUCTS - 1.3%
       800,000   Willamette Industries, Inc.  ........................ 26,800

RAILROADS - 1.5%
       913,700   Burlington Northern Santa Fe Corp.  ................. 30,837

RETAIL (DEPARTMENT STORES) - 1.9%
       675,000   May Department Stores Co.  .......................... 40,753

RETAIL (FOOD CHAINS) - 2.1%
       550,000   Albertson's, Inc.  .................................. 35,028
       250,000   American Stores Co.  ................................. 9,234

RETAIL (GENERAL MERCHANDISE) - 1.7%
       435,000   Wal-Mart Stores, Inc.  .............................. 35,425

SAVINGS & LOANS - 2.6%
     1,425,000   Washington Mutual, Inc.  ............................ 54,417

SERVICES (DATA PROCESSING) - 1.1%
       300,000   Automatic Data Processing, Inc.  .................... 24,056
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.3%
       650,000   AT&T Corp.  ..................................... $   48,913

TELEPHONE - 2.2%
       800,000   Bell Atlantic Corp.  ................................ 45,450

TOBACCO - 2.3%
       890,000   Philip Morris Cos., Inc.  ........................... 47,615
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,984,228
                                                                      -------

TEMPORARY INVESTMENTS - 4.5%

COMMERCIAL PAPER:
   $94,749,000   Associates First Capital Corporation
                 5.15%, due 1/04/99 .................................. 94,749
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 94,749
                                                                      -------
TOTAL INVESTMENTS - 99.3% ......................................... 2,078,977
Other Assets, less Liabilities ....................................... 13,486
                                                                      -------
NET ASSETS ....................................................... $2,092,463
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   After a third quarter so painful that it made for a bad year, SAFECO Income Fund beat its peer funds in the fourth quarter with 14.35%* for Class A shares and 14.13%* for Class B shares, compared to 13.35% for Lipper, Inc.'s average for equity income funds. In spite of the fact the Fund outperformed in three of four quarters, it underperformed significantly for the full year. For 1998, the Fund returned 5.38%* for Class A shares and 5.03%* for Class B shares, compared to the peer group's 10.89% and the S&P 500's 28.58%.
                             [PHOTO OF THOMAS RATH]

   I view this year's third quarter--and the toll it took on our Fund--as an anomaly. I had

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                      WITH SALES CHARGE                WITHOUT SALES CHARGE

              1 YEAR      5 YEAR     10 YEAR     1 YEAR     5 YEAR      10 YEAR
Class A        0.84%      15.20%      12.81%      5.38%      16.27%      13.33%
Class B        0.03%      15.77%      13.20%      5.03%      15.99%      13.20%

                SAFECO        SAFECO
              INCOME FUND   INCOME FUND       S&P 500
                CLASS A       CLASS B          INDEX
12/31/88         9,550         10,000         10,000
01/31/89         9,980         10,450         10,732
02/28/89         9,845         10,309         10,465
03/31/89        10,022         10,494         10,709
04/30/89        10,403         10,894         11,264
05/31/89        10,682         11,185         11,721
06/30/89        10,728         11,234         11,654
07/31/89        11,376         11,912         12,706
08/31/89        11,562         12,107         12,955
09/30/89        11,471         12,011         12,902
10/31/89        11,038         11,558         12,603
11/30/89        11,164         11,690         12,860
12/31/89        11,385         11,922         13,168
01/31/90        10,810         11,319         12,285
02/28/90        10,860         11,372         12,443
03/31/90        10,942         11,457         12,773
04/30/90        10,531         11,028         12,454
05/31/90        11,086         11,608         13,668
06/30/90        11,041         11,562         13,575
07/31/90        10,844         11,355         13,532
08/31/90        10,041         10,514         12,308
09/30/90         9,628         10,082         11,709
10/31/90         9,397          9,839         11,659
11/30/90         9,972         10,442         12,412
12/31/90        10,161         10,640         12,758
01/31/91        10,556         11,053         13,314
02/28/91        11,164         11,690         14,266
03/31/91        11,333         11,867         14,611
04/30/91        11,457         11,996         14,647
05/31/91        11,803         12,359         15,279
06/30/91        11,506         12,048         14,579
07/31/91        11,833         12,391         15,259
08/31/91        12,192         12,766         15,621
09/30/91        12,174         12,746         15,360
10/31/91        12,300         12,880         15,565
11/30/91        11,793         12,348         14,938
12/31/91        12,524         13,114         16,647
01/31/92        12,621         13,215         16,337
02/28/92        12,661         13,257         16,550
03/31/92        12,539         13,129         16,227
04/30/92        12,905         13,512         16,704
05/31/92        13,026         13,640         16,786
06/30/92        13,074         13,690         16,536
07/31/92        13,559         14,199         17,212
08/31/92        13,460         14,095         16,859
09/30/92        13,604         14,245         17,058
10/31/92        13,353         13,982         17,117
11/30/92        13,696         14,341         17,698
12/31/92        13,961         14,618         17,915
01/31/93        14,265         14,937         18,065
02/28/93        14,535         15,221         18,311
03/31/93        15,028         15,736         18,697
04/30/93        14,823         15,521         18,245
05/31/93        15,020         15,727         18,732
06/30/93        15,097         15,808         18,787
07/31/93        15,020         15,727         18,711
08/31/93        15,513         16,244         19,419
09/30/93        15,556         16,289         19,270
10/31/93        15,827         16,572         19,669
11/30/93        15,635         16,372         19,482
12/31/93        15,712         16,453         19,718
01/31/94        16,226         16,990         20,388
02/28/94        15,863         16,610         19,836
03/31/94        15,309         16,031         18,973
04/30/94        15,488         16,218         19,216
05/31/94        15,497         16,227         19,529
06/30/94        15,270         15,989         19,051
07/31/94        15,740         16,482         19,676
08/31/94        16,239         17,005         20,480
09/30/94        16,019         16,774         19,981
10/31/94        15,991         16,745         20,428
11/30/94        15,425         16,152         19,685
12/31/94        15,540         16,272         19,976
01/31/95        15,935         16,686         20,493
02/28/95        16,433         17,208         21,290
03/31/95        16,900         17,696         21,918
04/30/95        17,260         18,074         22,563
05/31/95        17,764         18,601         23,479
06/30/95        17,984         18,832         24,024
07/31/95        18,685         19,565         24,819
08/31/95        18,819         19,707         24,881
09/30/95        19,390         20,303         25,931
10/31/95        19,177         20,080         25,837
11/30/95        19,847         20,782         26,969
12/31/95        20,258         21,213         27,490
01/31/96        20,907         21,892         28,424
02/28/96        20,958         21,946         28,689
03/31/96        21,207         22,206         28,964
04/30/96        21,289         22,293         29,391
05/31/96        21,994         23,030         30,147
06/30/96        22,270         23,319         30,262
07/31/96        21,643         22,662         28,926
08/31/96        22,049         23,089         29,537
09/30/96        23,069         24,157         31,198
10/31/96        23,910         25,024         32,058
11/30/96        25,177         26,327         34,479
12/31/96        25,112         26,233         33,796
01/31/97        26,109         27,276         35,905
02/28/97        26,144         27,301         36,188
03/31/97        25,162         26,267         34,705
04/30/97        25,521         26,616         36,773
05/31/97        27,347         28,499         39,009
06/30/97        28,475         29,648         40,756
07/31/97        30,011         31,227         43,999
08/31/97        29,543         30,738         41,536
09/30/97        30,867         32,085         43,810
10/30/97        29,830         30,991         42,349
11/30/97        30,903         32,085         44,308
12/31/97        31,679         32,883         45,068
01/31/98        32,062         33,405         45,566
02/28/98        33,855         35,258         48,850
03/31/98        35,244         36,676         51,350
04/30/98        35,508         36,923         51,866
05/31/98        34,728         36,084         50,976
06/30/98        35,411         36,782         53,046
07/31/98        33,882         35,167         52,482
08/31/98        28,685         29,748         44,902
09/30/98        29,192         30,262         47,779
10/31/98        30,930         32,048         51,662
11/30/98        32,615         33,765         54,792
12/31/98        33,382         34,538         57,947

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

concentrated the Fund on solid businesses with lower-price earnings ratios. I had avoided Asian exposure and held convertibles to lend stability in the event of a correction. This conservatism didn't work the way I planned. Small companies (18 to 20% of assets at the time) grossly underperformed. Convertibles (about 28% of the portfolio) suffered as spreads to treasuries widened. Meanwhile our radio stocks behaved as if they were in a recession and without advertisers.
   We began the fourth quarter holding the same fine companies, and, they came back to reward us for staying. My investing style, the strong fundamentals of our companies and the solid underpinnings of the U.S. economy did not change. The only thing that changed was the markets' psychology.
   Technology was very strong and our higher-than-the-average-equity-income-fund weighting (about 15%) helped us outperform. So did the recovery of radio stocks and the fact that small stocks and convertibles moved off their lows.
   During the fourth quarter I made a concerted effort to realize losses and to increase the Fund's equity sensitivity. Several convertible security positions were

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chancellor Media Corp.
  7.00% Convertible ................................................ 5.8%
  (Radio Stations)
American Home Products Corp.  ....................................... 4.0
  (Pharmaceuticals)
Merrill Lynch & Co. 7.875%, Cvt.  ................................... 3.8
  (Financial Management)
CCA Prison Realty Trust ............................................. 3.2
  (Correctional Facilities Leasing)
Mobil Corp.  ........................................................ 3.0
  (Oil/Gas Exploration & Production)
Conseco, Inc.  ...................................................... 3.0
  (Financial Services Company)
SCI Systems, Inc. (144A)
  5.00%, due 5/01/06 ................................................ 2.8
  (Electronic Products)
Chase Manhattan Corp.  .............................................. 2.7
  (Bank)
Automatic Data Processing, Inc.  .................................... 2.7
  (Data Processing Management)
GTE Corp.  .......................................................... 2.7
  (Telecommunications)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Sirrom Capital Corp.  .............................................. $17,041
USEC, Inc.  .......................................................... 9,191
Family Golf Centers, Inc.  ........................................... 8,005
Equity Residential Properties Trust .................................. 4,160
Quantum Corp.  ....................................................... 3,558


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Anheuser-Busch Co., Inc.  ......................................... $10,205
*Avon Products, Inc.  ................................................ 5,889
*Crown Cork & Seal 4.50% Cvt.  ....................................... 5,523
*Cymer, Inc. (144A) 7.25%, due 8/05/00 ............................... 5,301
*Newell Financial Trust 5.25% Cvt.  .................................. 5,300

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Real Estate Investment Trust ............................................ 8%
Broadcasting (Television, Radio & Cable) ................................. 7
Financial (Diversified) .................................................. 7
Electrical Equipment ..................................................... 6
Telephone ................................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER

eliminated (as well as a couple of stocks where the business fundamentals had become uncertain). Our allocation to convertibles declined from 28% of net assets to about 23% in the fourth quarter. Family Golf Centers was one of the convertible positions I sold down and Conseco was one of the equity positions I increased.
   Only two totally new positions were added to the portfolio: PepsiCo, which was purchased as Anheuser-Busch was sold, and Equity Residential Properties, an apartment REIT (real estate investment trust). Our allocation to real estate was 7.6% of net assets at year end. I like this sector as it is cheap and, I think, poised to come back. Furthermore, REITs offer an attractive combination of yield and dividend growth.
   Looking to 1999, I feel some discomfort about the stock market. Earnings of the S&P 500 companies continue to falter and the Index is selling at lofty levels by any historical measure. The Fund is currently concentrated in solid businesses with lower-price earnings ratios and little Asian exposure. I believe our top ten companies have solid fundamentals and room to appreciate. So do the smaller companies and convertibles we own, these sectors have just begun to recover. I think small and mid-cap companies will outperform in 1999 for two reasons. Firstly, the low valuations of these stocks. Secondly, they stand a strong chance of providing better relative earnings growth than the big stocks. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)            50%
Medium: ($1 Bil. - $4 Bil.)           13%
Small: (Less than $1 Bil.)            11%
Preferred Stocks:                     16%
Corporate Bonds:                       6%
Cash and Other:                        4%

   The fourth quarter marked the ninth out of the past eleven quarters that the Fund has beaten the equity-income category. While I have some concerns about the stock market, my confidence is bolstered by the Fund's persistent positive performance relative to our peers.

Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 74.1%

AEROSPACE/DEFENSE - 1.3%
        60,000   Lockheed Martin Corp.  ............................. $ 5,085

BANKING & FINANCE - 1.5%
        99,111   BankAmerica Corp.  ................................... 5,959

BANKS (MAJOR REGIONAL) - 0.9%
        92,200   Wells Fargo Co.  ..................................... 3,682

BANKS (MONEY CENTER) - 2.7%
       160,000   Chase Manhattan Corp.  .............................. 10,890

BEVERAGES (NON-ALCOHOLIC) - 1.1%
       110,000   PepsiCo, Inc.  ....................................... 4,503

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.4%
       126,800   *Emmis Communications Corp. (Class A) ................ 5,500

COMPUTERS (HARDWARE) - 4.0%
        80,500   Hewlett-Packard Co.  ................................. 5,499
       325,000   *MICROS Systems, Inc.  .............................. 10,684

COMPUTERS (PERIPHERALS) - 1.2%
       235,000   *Quantum Corp.  ...................................... 4,994

ELECTRIC COMPANIES - 4.1%
       250,000   NIPSCO Industries, Inc.  ............................. 7,609
       645,000   USEC, Inc.  .......................................... 8,949

ELECTRICAL EQUIPMENT - 2.7%
        91,586   AMP, Inc.  ........................................... 4,768
        60,000   General Electric Co.  ................................ 6,124

FINANCIAL (DIVERSIFIED) - 3.1%
        70,000   Federal National Mortgage Association ................ 5,180
     1,461,200   Sirrom Capital Corp.  ................................ 7,215

FOODS - 0.9%
       110,000   ConAgra, Inc.  ....................................... 3,465

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 4.0%
       285,000   American Home Products Corp.  ...................... $16,049

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.6%
        45,000   Merck & Co., Inc.  ................................... 6,646

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.3%
       174,000   Beckman Coulter, Inc.  ............................... 9,440

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.4%
       180,000   Kimberly-Clark Corp.  ................................ 9,810

INSURANCE (LIFE-HEALTH) - 3.0%
       392,600   Conseco, Inc.  ...................................... 11,999

INSURANCE (MULTI-LINE) - 1.9%
       140,000   Hartford Financial Services Group, Inc.  ............. 7,683

LEISURE TIME (PRODUCTS) - 0.4%
        91,600   *Family Golf Centers, Inc.  .......................... 1,809

LODGING (HOTELS) - 0.6%
       320,000   *Suburban Lodges of America, Inc.  ................... 2,620

MANUFACTURING (DIVERSIFIED) - 1.0%
        55,000   Minnesota Mining & Manufacturing Co.  ................ 3,912

OIL (DOMESTIC INTEGRATED) - 3.0%
       140,000   Mobil Corp.  ........................................ 12,197

OIL (INTERNATIONAL INTEGRATED) - 5.1%
       100,000   Exxon Corp.  ......................................... 7,312
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 4,788
       160,000   Texaco, Inc.  ........................................ 8,460

PAPER & FOREST PRODUCTS - 0.9%
        70,000   Weyerhaeuser Co.  .................................... 3,557

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RAILROADS - 2.4%
       252,868   GATX Corp.  ........................................ $ 9,577

REAL ESTATE INVESTMENT TRUST - 6.3%
       629,000   CCA Prison Realty Trust ............................. 12,895
       100,000   Equity Residential Properties Trust .................. 4,044
       155,000   First Industrial Realty Trust, Inc.  ................. 4,156
       185,000   Liberty Property Trust ............................... 4,556

RETAIL (DEPARTMENT STORES) - 1.7%
       145,000   J.C. Penney Co., Inc.  ............................... 6,797

RETAIL (FOOD CHAINS) - 0.8%
        91,000   American Stores Co.  ................................. 3,361

SAVINGS & LOANS - 1.6%
       171,000   Washington Mutual, Inc.  ............................. 6,530

SERVICES (DATA PROCESSING) - 2.7%
       135,000   Automatic Data Processing, Inc.  .................... 10,825

TELEPHONE - 2.7%
       160,000   GTE Corp.  .......................................... 10,790

TOBACCO - 2.6%
       193,000   Philip Morris Cos., Inc.  ........................... 10,326

WASTE MANAGEMENT - 2.2%
       275,900   Landauer, Inc.  ...................................... 8,932
                                                                       ------
TOTAL COMMON STOCKS ................................................. 299,177
                                                                       ------

PREFERRED STOCKS - 15.7%

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.8%
       175,000   Chancellor Media Corp.
                 7.00% Convertible ................................... 23,559
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.8%
       278,500   Merrill Lynch & Co.
                 7.875% Convertible ................................. $15,318

INSURANCE (LIFE/HEALTH) - 0.8%
        83,800   Conseco Financial Trust Series F
                 7.00%, due 2/16/01 ................................... 3,232

REAL ESTATE INVESTMENT TRUST - 1.3%
       267,700   CCA Prison Realty Trust
                 8.00% Series A ....................................... 5,387

SERVICES (COMMERCIAL & CONSTRUCTION) - 1.5%
       311,200   Central Parking
                 5.25% Convertible .................................... 6,107

TELEPHONE - 2.5%
       148,000   Salomon, Inc.
                 6.25% Exchangeable Convertible to Cincinnati Bell,
                 Inc.  ................................................ 9,805
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 63,408
                                                                       ------

CORPORATE BONDS - 6.5%

COMPUTERS (PERIPHERALS) - 1.1%
    $4,500,000   Quantum Corp.
                 7.00%, due 8/01/04 ................................... 4,281

ELECTRICAL EQUIPMENT - 2.8%
     5,000,000   #SCI Systems, Inc. (144A)
                 5.00%, due 5/01/06 (acquired 4/15/98) ............... 11,306

LEISURE TIME (PRODUCTS) - 2.6%
    11,500,000   #Family Golf Centers, Inc. (144A)
                 5.75%, due 10/15/04 (acquired 10/10/97) ............. 10,623
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 26,210
                                                                       ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TEMPORARY INVESTMENTS - 2.7%

INVESTMENT COMPANIES:
   $10,818,821   SSgA Prime Money Market Portfolio ................. $ 10,819
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 10,819
                                                                       ------
TOTAL INVESTMENTS - 99.0% ........................................... 399,614
Liabilities, less Other Assets ........................................ 3,914
                                                                       ------
NET ASSETS ......................................................... $403,528
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $19,846,241 and total value is 5.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We ended a lousy year with a good fourth quarter. In it, SAFECO Northwest Fund began recovering from the four blows dealt us earlier in the year: Boeing, Asia, small caps and value investing.
   For the quarter, the Fund returned 20.88%* for Class A shares and 20.74%* for Class B shares. For the year, we eked out 2.87%* for Class A shares and 2.37%* for Class B shares compared to 22.86%, the Lipper, Inc. average for growth funds. We also underperformed the WM Group Northwest 50 Index, which returned 32.87% for the year. The Fund was invested less in technology than the index and
that                   [PHOTO OF WILLIAM B. WHITLOW, JR.]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                     WITH SALES CHARGE             WITHOUT SALES CHARGE

              1 YEAR      5 YEAR    10 YEAR    1 YEAR    5 YEAR     10 YEAR
Class A       (1.76)%     11.81%     11.41%     2.87%     12.84%     12.06%
Class B       (2.63)%     12.29%     11.87%     2.37%     12.54%     11.87%

                SAFECO           SAFECO                       WM GROUP
             NORTHWEST FUND   NORTHWEST FUND    S&P 500         NW 50
                CLASS A          CLASS B         INDEX          INDEX
02/28/91         9,550            10,000         10,000         10,000
03/31/91         9,832            10,295         10,242         10,409
04/30/91        10,120            10,596         10,267         10,666
05/31/91        10,465            10,958         10,710         11,305
06/30/91         9,853            10,317         10,220         10,552
07/31/91        10,440            10,932         10,696         11,063
08/31/91        10,873            11,386         10,949         11,510
09/30/91        10,607            11,106         10,766         11,292
10/31/91        10,500            10,995         10,911         11,285
11/30/91         9,853            10,318         10,471         10,836
12/31/91        11,052            11,573         11,669         12,133
01/31/92        11,528            12,072         11,452         12,767
02/28/92        11,898            12,459         11,601         12,958
03/31/92        11,637            12,185         11,375         12,545
04/30/92        11,228            11,757         11,709         11,973
05/31/92        11,344            11,879         11,766         11,865
06/30/92        10,986            11,504         11,591         11,450
07/31/92        11,240            11,770         12,065         11,567
08/31/92        10,938            11,453         11,818         11,250
09/30/92        11,393            11,931         11,957         11,693
10/31/92        11,774            12,329         11,998         12,156
11/30/92        12,272            12,850         12,406         12,701
12/31/92        12,609            13,202         12,558         12,725
01/31/93        12,658            13,255         12,663         12,821
02/28/93        12,037            12,605         12,835         12,420
03/31/93        12,508            13,098         13,106         12,932
04/30/93        11,997            12,563         12,789         12,641
05/31/93        12,258            12,836         13,130         12,953
06/30/93        12,142            12,715         13,169         12,675
07/31/93        12,042            12,610         13,116         12,220
08/31/93        12,383            12,967         13,612         12,721
09/30/93        12,374            12,957         13,508         12,434
10/31/93        12,534            13,125         13,787         12,881
11/30/93        12,584            13,177         13,656         13,158
12/31/93        12,738            13,338         13,821         13,334
01/31/94        12,963            13,574         14,291         13,737
02/28/94        13,290            13,917         13,904         13,941
03/31/94        12,728            13,328         13,299         13,449
04/30/94        12,697            13,295         13,470         13,409
05/31/94        12,892            13,499         13,689         13,611
06/30/94        12,561            13,154         13,354         13,198
07/31/94        12,746            13,347         13,792         13,300
08/31/94        13,320            13,948         14,356         14,068
09/30/94        13,015            13,629         14,005         13,530
10/31/94        12,892            13,499         14,319         13,449
11/30/94        12,572            13,163         13,798         13,209
12/31/94        12,540            13,131         14,002         13,281
01/31/95        12,695            13,293         14,365         13,224
02/28/95        13,016            13,629         14,924         13,668
03/31/95        13,451            14,084         15,364         14,102
04/30/95        13,627            14,269         15,816         14,526
05/31/95        13,834            14,485         16,458         14,528
06/30/95        14,516            15,201         16,840         15,409
07/31/95        15,273            15,992         17,397         15,993
08/31/95        15,408            16,133         17,440         16,299
09/30/95        15,490            16,220         18,176         16,897
10/31/95        15,307            16,029         18,111         16,507
11/30/95        15,275            15,995         18,904         16,753
12/31/95        15,070            15,780         19,269         16,957
01/31/96        15,213            15,930         19,924         17,518
02/28/96        15,677            16,415         20,110         17,921
03/31/96        16,626            17,409         20,303         17,826
04/30/96        17,078            17,882         20,602         18,898
05/31/96        17,365            18,183         21,132         19,204
06/30/96        17,003            17,803         21,213         19,123
07/31/96        16,198            16,960         20,276         18,188
08/31/96        16,715            17,504         20,704         19,088
09/30/96        16,979            17,778         21,868         19,583
10/31/96        16,548            17,314         22,471         19,446
11/30/96        17,274            18,062         24,168         20,852
12/31/96        17,324            18,101         23,689         21,348
01/31/97        18,580            19,404         25,168         22,302
02/28/97        18,580            19,391         25,366         22,719
03/31/97        17,804            18,565         24,326         22,097
04/30/97        18,432            19,211         25,776         23,084
05/31/97        19,652            20,475         27,343         24,975
06/30/97        20,773            21,636         28,568         26,156
07/31/97        22,572            23,481         30,841         28,542
08/31/97        21,968            22,836         29,115         27,620
09/30/97        23,066            23,958         30,709         29,553
10/30/97        21,968            22,823         29,685         27,603
11/30/97        22,917            23,791         31,058         29,281
12/31/97        22,657            23,518         31,591         28,622
01/31/98        22,434            23,285         31,940         28,511
02/28/98        24,720            25,652         34,242         31,422
03/31/98        25,022            25,954         35,994         32,920
04/30/98        25,625            26,574         36,356         32,795
05/31/98        23,747            24,606         35,732         31,211
06/30/98        24,273            25,128         37,183         33,162
07/31/98        22,763            23,559         36,788         31,129
08/31/98        18,231            18,867         31,475         26,432
09/30/98        19,282            19,941         33,491         27,677
10/31/98        20,477            21,165         36,213         30,763
11/30/98        22,210            22,954         38,407         34,279
12/31/98        23,307            24,076         40,619         38,403

* The Fund's inception was February 7, 1991. Graph and average annual return comparison begins February 28, 1991.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

caused the Fund to underperform as technology carried the region.

   While our region benefited by technology, it suffered from the Asian debacle more than any other. And therein lies the explanation for 75% of the Fund's poor annual performance when compared to national growth funds.
   The other part of the explanation is that 47% of our holdings are small caps, which as a sector more than disappointed investors. A perceived crisis in liquidity, a subsequent flight to "quality" and tax-loss selling sent small caps, as measured by the Russell 2000 Index, tumbling 20.50% in the third quarter. In the Fourth quarter, small caps rallied, contributing to the Fund's good quarter.
   We would have had an even better fourth quarter if we'd owned more of the ten stocks that accounted for so much of the S&P 500's 1998 gain. As it is, we own two of them: Microsoft and Intel.
   As with Intel, I am willing to go outside the Northwest to increase weightings in areas where growth funds tend to concentrate--technology, consumer

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 7.8%
  (Personal Computer Software)
Starbucks Corp.  .................................................... 5.7
  (Beverage Retailer)
Fred Meyer, Inc.  ................................................... 4.7
  (Food & Drug Retailer)
Costco Companies, Inc.  ............................................. 4.6
  (Wholesale Membership Warehouse)
Hewlett-Packard Co.  ................................................ 4.4
  (Computers)
Eagle Hardware & Garden, Inc.  ...................................... 4.3
  (Home Improvement Center)
Washington Mutual, Inc.  ............................................ 3.8
  (Savings & Loan)
TJ International, Inc.  ............................................. 3.5
  (Building Materials)
Intel Corp.  ........................................................ 3.3
  (Computer Component Manufacturer)
Weyerhaeuser Co.  ................................................... 3.3
  (Forestry Products)

TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
ARIS Corp.  ......................................................... $1,844
American Home Products Corp.  ........................................ 1,655
*ATL Ultrasound, Inc.  ............................................... 1,419
Ambassadors International, Inc.  ..................................... 1,109
Penford Corporation .................................................... 952


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Physio-Control International Corp.  ................................ $3,583
Eagle Hardware & Garden, Inc.  ....................................... 1,986
*Sequent Computer Systems, Inc.  ..................................... 1,775
*ATL Ultrasound, Inc.  ............................................... 1,695
Weyerhaeuser Co.  .................................................... 1,388

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ................................................ 9%
Computers (Software & Services) .......................................... 8
Restaurants .............................................................. 6
Banks (Major Regional) ................................................... 5
Retail (Department Stores) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER

staples, healthcare--and where the Northwest seems to be underrepresented. For example, I took a position in American Home Products, which has controlling interest in Immunex, a Seattle biotechnology company. At year-end the Fund was 15.4% invested outside the Northwest. We are allowed to invest up to 35% of assets outside the region.
   Costco and Starbucks were big winners for both the quarter and year. I see these two, and Microsoft, as core holdings for us, as they are non-cyclical stocks with the capacity to keep growing. Rather than keep cyclicals, such as Alaska Airlines and Weyerhaeuser as core holdings, I try to capture their upward cycle.
   Boeing had no upside in 1998. I had cut it back to just over 2% by year-end. (At this writing it has been sold out of the portfolio.) Boeing's pending layoffs are already reflected in the stocks we own that will be most affected (regional banks). Ninety percent of our companies are not primarily tied to the Northwest's economy but to the national and international economies, including Asia.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)           49%
Medium: ($1 Bil. - $4 Bil.)           4%
Small: (Less than $1 Bil.)           47%

   I have a sense that the Asian situation is starting to stabilize. Northwest stocks with exposure to Asia declined early in the crisis and could come back early in the recovery. For example, Expeditors International, the freight forwarder, fell 37% in the third quarter, despite the fact it historically outperforms when imports do well. Schnitzer Steel also fell 37% as one-third of its business is scrap export to the Pacific Rim.
   While published outlooks for the Northwest economy are darker than they have been, don't let the headlines scare you. I believe the Fund has absorbed much of the aftermath of Asia, and most of Boeing's impact. And even though the region is slowing down, we don't expect it to underperform the national economy. Beyond 2000, I believe it will outperform again.

William B. Whitlow, Jr.
-------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

William B. Whitlow, Jr. began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.6%

AEROSPACE/DEFENSE - 2.4%
        50,000   Boeing Co.  ......................................... $1,631

AIR FREIGHT - 3.2%
        53,000   Expeditors International of Washington, Inc.  ........ 2,226

BANKS (DOMESTIC) - 1.1%
        78,000   Heritage Financial Corp.  .............................. 761

BANKS (MAJOR REGIONAL) - 5.3%
        58,625   U.S. Bancorp ......................................... 2,081
        72,558   West Coast Bancorp, Inc.  ............................ 1,524

BANKS (REGIONAL) - 1.0%
        79,000   Washington Banking Co.  ................................ 671

BIOTECHNOLOGY - 2.6%
       191,000   *Corixa Corp.  ....................................... 1,767

BUILDING MATERIALS - 3.5%
        92,000   TJ International, Inc.  .............................. 2,363

CHEMICALS (DIVERSIFIED) - 2.9%
       123,500   Penford Corporation .................................. 1,976

COMPUTERS (HARDWARE) - 4.4%
        44,000   Hewlett-Packard Co.  ................................. 3,006

COMPUTERS (SOFTWARE & SERVICES) - 8.4%
        38,500   *Microsoft Corp.  .................................... 5,339
        11,000   *Visio Corp.  .......................................... 402

ELECTRONICS (SEMICONDUCTORS) - 3.3%
        19,000   Intel Corp.  ......................................... 2,253

ENGINEERING & CONSTRUCTION - 2.1%
       150,000   *Morrison Knudsen Corp.  ............................. 1,462

HEALTH CARE (DIVERSIFIED) - 3.0%
        37,000   American Home Products Corp.  ........................ 2,084

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERAL) - 2.3%
        27,000   *PathoGenesis Corp.  ................................ $1,566

HEALTH CARE (LONG TERM CARE) - 2.5%
       162,000   *Emeritus Corp.  ..................................... 1,711

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.6%
       245,000   *Protocol Systems, Inc.  ............................. 1,746

IRON & STEEL - 2.4%
       112,000   Schnitzer Steel Industries, Inc.  .................... 1,610

LEISURE TIME (PRODUCTS) - 2.7%
       124,600   *Ambassadors International, Inc.  .................... 1,838

LODGING (HOTELS) - 2.1%
       132,800   *Cavanaughs Hospitality Corp.  ....................... 1,428

MANUFACTURING (SPECIALIZED) - 1.2%
        75,000   *SeaMED Corp.  ......................................... 844

PAPER & FOREST PRODUCTS - 3.3%
        44,000   Weyerhaeuser Co.  .................................... 2,236

PHARMACEUTICALS - 1.6%
       177,000   *Penwest Pharmaceuticals Co.  ........................ 1,106

RESTAURANTS - 5.7%
        70,000   *Starbucks Corp.  .................................... 3,929

RETAIL (BUILDING SUPPLIES) - 4.3%
        91,000   *Eagle Hardware & Garden, Inc.  ...................... 2,957

RETAIL (DEPARTMENT STORES) - 4.7%
        53,000   *Fred Meyer, Inc.  ................................... 3,193

RETAIL (FOOD CHAINS) - 3.2%
        34,000   Albertson's, Inc.  ................................... 2,165

RETAIL (GENERAL MERCHANDISE) - 4.6%
        44,000   *Costco Companies, Inc.  ........................... $ 3,176

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOANS - 8.5%
        45,000   InterWest Bancorp, Inc.  ............................... 996
        64,000   Riverview Bancorp, Inc.  ............................... 784
        84,000   *Sterling Financial Corp.  ........................... 1,428
        68,500   Washington Mutual, Inc.  ............................. 2,616

SERVICES (DATA PROCESSING) - 3.1%
       180,000   *ARIS Corp.  ......................................... 2,149

TELEPHONE - 1.6%
        38,000   *NEXTLINK Communications, Inc. (Class A) ............. 1,078
                                                                        -----
TOTAL COMMON STOCKS .................................................. 68,102
                                                                        -----
TOTAL INVESTMENTS - 99.6% ............................................ 68,102
Other Assets, less Liabilities .......................................... 303
                                                                        -----
NET ASSETS .......................................................... $68,405
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO International Fund returned 13.68%* for Class A shares and 12.66%* for Class B shares for the year and 18.93%* for Class A shares and 18.63%* for Class B shares for the quarter. The average international fund returned 13.02% for the year and 16.43% in the fourth quarter according to Lipper, Inc. For the year, the EAFE Index returned 18.23%.
    For all of 1998, stocks in the Growth in Telecommunications theme were the largest contributors to the portfolio's performance. Notwithstanding the turmoil in global capital markets during the third quarter, financial stocks in Growth in Personal Savings Products also added significant value to the portfolio, as did the pharmaceutical stocks in Healthcare Needs.

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

             WITH SALES CHARGE     WITHOUT SALES CHARGE

                      SINCE                    SINCE
           1 YEAR   INCEPTION*     1 YEAR    INCEPTION*
Class A     8.56%     9.20%         13.68%     10.94%
Class B     7.66%     9.36%         12.66%     10.22%

                 SAFECO          SAFECO
              INTERNATIONAL   INTERNATIONAL
                  FUND           FUND
                 CLASS A        CLASS B      EAFE INDEX
01/31/96         9,550          10,000         10,000
02/28/96         9,493           9,940         10,034
03/31/96         9,588          10,040         10,247
04/30/96         9,827          10,290         10,545
05/31/96         9,789          10,250         10,351
06/30/96         9,779          10,240         10,409
07/31/96         9,397           9,840         10,105
08/31/96         9,779          10,240         10,127
09/30/96         9,983          10,454         10,396
10/31/96        10,099          10,565         10,290
11/30/96        10,733          11,229         10,699
12/31/96        10,901          11,391         10,561
01/30/97        10,863          11,340         10,192
02/28/97        11,007          11,482         10,358
03/31/97        10,931          11,411         10,396
04/30/97        10,978          11,451         10,451
05/31/97        11,481          11,966         11,131
06/30/97        11,828          12,320         11,731
07/31/97        12,243          12,744         11,907
08/31/97        11,201          11,643         11,004
09/30/97        11,954          12,421         11,607
10/30/97        10,959          11,381         10,700
11/30/97        11,027          11,441         10,577
12/31/97        11,371          11,787         10,656
01/31/98        11,607          12,032         11,130
02/28/98        12,375          12,820         11,829
03/31/98        12,857          13,311         12,179
04/30/98        12,926          13,352         12,261
05/31/98        13,034          13,464         12,187
06/30/98        13,162          13,586         12,265
07/31/98        13,300          13,720         12,375
08/31/98        11,567          11,920         10,827
09/30/98        10,868          11,194         10,480
10/31/98        11,686          12,022         11,557
11/30/98        12,581          12,933         12,135
12/31/98        12,926          13,280         12,599

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE INTERNATIONAL STOCK FUND MANAGER

    Most of the portfolio's negative performance came from stocks either quoted in, or with exposure, to Asia. The portfolio's hedging program also detracted value, mostly as a result of renewed strength in the yen, which we believe remains overvalued, given the underlying weaknesses in the Japanese economy.
    The most notable performers among our telecommunications stocks were Netherlands-quoted KPN which announced a joint venture to create Europe's biggest internet network and Alcatel Alsthom. Alcatel climbed on by acquisitions in Europe, restructuring plans and news that, with Fujitsu, it will supply the trans-Pacific cable link between Australia and the U.S.
    Stocks in Positive Banking Environment, which had been at the eye of the storm during the third quarter turmoil, strengthened significantly as 1998 wound down.
    Among pharmaceutical stocks the best performers were Takeda Chemical (Japan), which announced 15% increase in net profits and Novartis. A renewal of mergers and acquisitions activity

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mannesmann AG ...................................................... 3.5%
  (Machinery & Engineering)
ING Groupe NV ....................................................... 3.3
  (Banking & Finance)
Glaxo Wellcome, plc ................................................. 2.5
  (Pharmaceuticals)
Takeda Chemical Industries .......................................... 2.5
  (Health Care Products)
Nestle SA ........................................................... 2.4
  (Food)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 2.3
  (Insurance)
Vivendi ............................................................. 2.3
  (Community Services)
Novartis AG ......................................................... 2.2
  (Pharmaceuticals)
Vodafone Group, plc ................................................. 2.1
  (Telecommunications)
Lloyds TSB Group, plc ............................................... 1.9
  (Bank)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 25%
Japan ................................................................... 12
Switzerland ............................................................. 11
Netherlands .............................................................. 8
Germany .................................................................. 8


TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Vivendi ............................................................... $241
NTT Mobile Communication Network, Inc.  ................................ 231
Axa .................................................................... 153
Alcatel ................................................................ 140
Fuji Photo Film Co.  ................................................... 139

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*HSBC Holdings, plc ................................................... $173
Novartis AG ............................................................ 135
Zeneca Group, plc ...................................................... 120
Honda Motor Co., Ltd.  ................................................. 104
National Australian Bank, Ltd.  ......................................... 98
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

in the European pharmaceutical sector which involved, among others, portfolio holdings Hoechst and Zeneca also drove prices higher.
    On the whole, global equity markets rebounded strongly since the end of the third quarter, prompted primarily by the reductions in interest rates which have occurred in the U.S. and Europe. The general consensus underpinning this recovery seems to be that the lower interest rates will enable continued corporate earnings growth.
    We do not subscribe to this theory, given the announcements the companies themselves are releasing. In recent weeks, from diverse sectors, global companies such as Boeing, Ericsson, Marks & Spencer's, Proctor & Gamble and Coca-Cola have all announced earnings slowdowns. Paradoxically, in the face of bad news, indexes are reaching all-time highs, and some stock prices are rising to what we consider to be risky valuation levels.
    Economic growth in the UK is likely to slow in 1999 and earnings growth may be negligible. Much of this, however, may already be priced into the market given the relative underperformance of UK equities in 1998.
    In Asia, it was a year of upheaval as unemployment skyrocketed, financial systems came under severe distress and political leaders came under pressure. While the overall economic environment remains gloomy, the unexpected cut in U.S. interest rates gave an added stimulus to Asian markets, which were already benefiting from the stronger yen and increasing investor confidence.
    Nevertheless, there are some positives on the international equity horizon. The advent of the Euro should be broadly positive for the large pan-European companies. There has been a resurgence in recent weeks in mergers and acquisitions activity and this should accelerate in the coming months. Indeed, given Europe's position in the current economic cycle, the opportunities for increasing synergies and cutting costs through consolidation are significantly greater than those in the U.S.
    There continues to be evidence that reform is taking place in Japan, albeit at the margins. While the government has yet to come through, reform-minded Japanese corporations have considerable potential for long-term investors. We will continue to concentrate on European stocks that have the ability to prosper in the single currency environment and selected companies in Japan.

Bank of Ireland
Asset Management (U.S.) Limited
----------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 81.2%

AUSTRALIA - 3.5%
        20,650   National Australia Bank, Ltd.  ........................ $312
                 (Banking & Finance)
        47,164   News Corp., Ltd.  ...................................... 312
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd.  ................................... 196
                 (Telecommunications)

CANADA - 0.1%
           525   Royal Bank of Canada .................................... 26
                 (Banking & Finance)

DENMARK - 0.5%
           930   Tele Danmark AS-B ...................................... 126
                 (Telecommunications)

FRANCE - 6.8%
         1,853   Alcatel ................................................ 227
                 (Telecommunications)
         2,945   Axa .................................................... 426
                 (Multi-Line Insurance)
         2,830   Michelin B ............................................. 113
                 (Tire & Rubber)
         3,080   Total SA ............................................... 312
                 (Oil & Gas)
         2,049   Vivendi ................................................ 531
                 (Holding Co. - Diversified)

GERMANY - 7.9%
           280   Bayerische Motoren Werke AG ............................ 217
                 (Automobiles)
         2,930   Bayerische HypoVereinsbank ............................. 229
                 (Banking & Finance)
         5,455   Hoechst AG ............................................. 226
                 (Chemicals)
         7,160   Mannesmann AG .......................................... 821
                 (Machinery & Engineering)
         3,915   VEBA AG ................................................ 234
                 (Utilities - Electric)
           204   Viag AG ................................................ 120
                 (Manufacturing - Diversified)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ITALY - 2.2%
        14,053   Ente Nazionale Idrocarburi SpA $ 92
                 (Oil & Gas)
        48,461   Telecom Italia SpA ..................................... 414
                 (Telecommunications)

JAPAN - 12.2%
        18,000   Canon, Inc.  ........................................... 385
                 (Office Equipment)
         7,000   Dai Nippon Printing Co., Ltd.  ......................... 112
                 (Commercial Printing)
         4,000   Fuji Photo Film Co.  ................................... 149
                 (Office Equipment & Supplies)
         6,000   Honda Motor Co., Ltd.  ................................. 197
                 (Automobiles)
        11,000   Kao Corp.  ............................................. 249
                 (Cosmetics & Toiletries)
           900   Keyence Corp.  ......................................... 111
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd.  ........................ 166
                 (Electronics)
             5   NTT Mobile Communication Network, Inc.  ................ 206
                 (Telecommunications)
         2,000   Rohm Co., Ltd.  ........................................ 182
                 (Electronics)
         9,000   Shiseido Co., Ltd.  .................................... 116
                 (Cosmetics & Toiletries)
         5,700   Sony Corp.  ............................................ 416
                 (Audio/Video Products)
        15,000   Takeda Chemical Industries ............................. 578
                 (Medical - Drugs)

MEXICO - 0.1%
        17,540   Grupo Financiero Series B ............................... 23
                 (Banking & Finance)

NETHERLANDS - 8.3%
         7,448   ABN Amro Holdings NV ................................... 157
                 (Banking & Finance)
         8,330   Elsevier NV ............................................ 117
                 (Publishing)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        12,797   ING Groep N.V.  ....................................... $781
                 (Banking & Finance)
         5,890   Koninklijke Ahold NV ................................... 218
                 (Retail Grocery)
         6,085   Koninklijke KPN NV ..................................... 305
                 (Telecommunications)
         4,080   Royal Dutch Petroleum Co.  ............................. 203
                 (Oil & Gas)
         5,160   TNT Post Group NV ...................................... 166
                 (Commercial Services)

PHILIPPINES - 0.1%
        15,300   San Miguel Corp. (Class B) .............................. 30
                 (Wine & Spirits, Food)

PORTUGAL - 0.3%
         2,875   Electricidade de Portugal, S.A.  ........................ 63
                 (Electric - Integrated)

SINGAPORE - 1.7%
        26,200   Development Bank of Singapore, Ltd.  ................... 236
                 (Banking & Finance)
        15,274   Singapore Press Holdings, Ltd.  ........................ 166
                 (Publishing)

SPAIN - 1.5%
        11,525   Banco Santander SA ..................................... 229
                 (Banking & Finance)
         3,050   Telefonica S.A.  ....................................... 135
                 (Telecommunications)

SWITZERLAND - 10.6%
           161   Alusuisse-Lonza Holding AG ............................. 188
                 (Holding Co. - Diversified)
           258   Nestle SA .............................................. 562
                 (Food)
           261   Novartis AG ............................................ 514
                 (Pharmaceuticals)
            30   Roche Holding AG ....................................... 366
                 (Pharmaceuticals)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
           207   Schweizerische Rueckversicherungs-Gesellschaft ........ $540
                 (Insurance)
         1,040   UBS AG ................................................. 320
                 (Banking & Finance)

THAILAND - 0.4%
        40,400   Bangkok Bank Public Co., Ltd. ........................... 83
                 (Banking & Finance)

UNITED KINGDOM - 25.0%
        28,315   Allied Zurich, plc ..................................... 424
                 (Tobacco)
        18,850   Barclays, plc .......................................... 405
                 (Banking & Finance)
        25,515   British American Tobacco, plc .......................... 226
                 (Tobacco)
        23,650   Cable & Wireless, plc .................................. 291
                 (Telecommunications)
        14,530   Cadbury Schweppes, plc ................................. 247
                 (Beverages)
        29,010   Diageo, plc ............................................ 326
                 (Beverages)
        17,060   Glaxo Wellcome, plc .................................... 585
                 (Pharmaceuticals)
        23,830   Granada Group, plc ..................................... 423
                 (Leisure)
        18,000   Kingfisher, plc ........................................ 195
                 (Retail - Drug Store)
        31,340   Ladbroke Group, plc .................................... 125
                 (Hotels & Property Management)
        31,340   Lloyds TSB Group, plc .................................. 445
                 (Banking & Finance)
         7,690   National Westminster Bank, plc ......................... 148
                 (Banking & Finance)
        27,070   Prudential Corp., plc .................................. 409
                 (Insurance)
        25,210   Safeway, plc ........................................... 126
                 (Retail - Grocery)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        49,150   Shell Transport & Trading Co., plc .................. $  301
                 (Oil & Gas)
        64,400   Siebe, plc ............................................. 253
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 125
                 (Manufacturing)
        30,370   Vodafone Group, plc .................................... 493
                 (Telecommunications)
         7,965   Zeneca Group, plc ...................................... 349
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 19,099
                                                                        -----
TOTAL INVESTMENTS - 81.2% ............................................ 19,099
                 Domestic Cash .......................................... 951
                 Foreign Cash ........................................... 235
                 Other Assets, less
                 Liabilities .......................................... 3,232
                                                                        -----
                                                                        4,418
                                                                        -----
NET ASSETS .......................................................... $23,517
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       14.4%
Pharmaceuticals                                                          10.2
Telecommunications                                                       10.2
Insurance                                                                 5.8
Food                                                                      3.9
Oil & Gas                                                                 3.9
Electrical Equipment & Electronics                                        3.7
Machinery - Diversified                                                   3.5
Holding Company Diversified                                               3.1
Tobacco                                                                   2.8
Publishing                                                                2.5
Leisure Time                                                              2.3
Office Equipment & Supplies                                               2.3
Automobiles                                                               2.2
Cosmetics                                                                 1.5
Retail - Grocer                                                           1.5
Electric Utility                                                          1.3
Building Materials                                                        1.1
Beverages                                                                 1.0
Chemicals                                                                 1.0
Manufacturing                                                             1.0
Retail - Drug Stores                                                      0.8
Transportation                                                            0.7
Tire & Rubber                                                             0.5
                                                                         ----
                                                                        81.2%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The SAFECO Balanced Fund returned 9.92%* for Class A shares and 9.79%* for Class B shares, for the fourth quarter. For the year the Fund returned 12.06%* for Class A shares and 11.30%* for Class B shares. The average balanced fund returned 11.32% for the fourth quarter and 13.48% for the year.
    A split benchmark (60% S&P 500 and 40% Lehman Brothers Government/Corporate Index) returned 12.82% and 20.93% for the quarter and year. We underperformed the combined index because we are value investors and value stocks underperformed growth stocks. (On the bond side, the portfolio outperformed, but not enough to carry the Fund.)
                             [PHOTO OF REX BENTLEY]

    In 1998, the stock market experienced a huge disparity between growth and value style

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

               WITH SALES CHARGE    WITHOUT SALES CHARGE

                       SINCE                    SINCE
            1 YEAR   INCEPTION*     1 YEAR    INCEPTION*
Class A     7.02%      11.84%       12.06%      13.62%
Class B     6.30%      12.09%       11.30%      12.91%

                                                60% S&P 500/40%
                SAFECO            SAFECO         LEHMAN BROTHERS
               BALANCED FUND    BALANCED FUND      GOVERNMENT/
                 CLASS A           CLASS B       CORPORATE INDEX
01/31/96          9,550            10,000            10,000
02/28/96          9,502             9,950             9,971
03/31/96          9,566            10,017             9,995
04/30/96          9,624            10,077            10,056
05/31/96          9,758            10,218            10,204
06/30/96          9,879            10,345            10,282
07/31/96          9,656            10,112            10,019
08/31/96          9,783            10,243            10,137
09/30/96         10,122            10,599            10,551
10/31/96         10,326            10,803            10,824
11/30/96         10,765            11,252            11,394
12/31/96         10,635            11,112            11,208
01/30/97         10,953            11,434            11,633
02/28/97         11,042            11,517            11,698
03/31/97         10,654            11,111            11,354
04/30/97         10,895            11,351            11,826
05/31/97         11,346            11,810            12,302
06/30/97         11,636            12,096            12,692
07/31/97         12,302            12,777            13,453
08/31/97         11,828            12,274            12,941
09/30/97         12,148            12,607            13,447
10/30/97         12,017            12,459            13,264
11/30/97         12,220            12,660            13,660
12/31/97         12,366            12,803            13,858
01/31/98         12,451            12,880            14,028
02/28/98         12,996            13,432            14,624
03/31/98         13,284            13,727            15,091
04/30/98         13,210            13,627            15,212
05/31/98         13,081            13,494            15,106
06/30/98         13,119            13,528            15,535
07/31/98         12,829            13,217            15,441
08/31/98         11,967            12,318            14,224
09/30/98         12,607            12,979            14,933
10/31/98         13,267            13,658            15,619
11/30/98         13,679            14,059            16,224
12/31/98         13,857            14,250            16,800

*Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Funds original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

investing. For example, the Russell 1000 Growth Index was up 37.41% while the Russell 1000 Value Index posted just 13.21%. This spread in returns is by far the largest divergence between the two indices in their 20-year history. As well, a study of the S&P 500 shows that stocks with the loftiest price/earnings valuations had the best performance.
    The equities of this Fund are selected for value and earnings growth. For example, we sold our position in Anheuser-Busch and replaced it with PepsiCo, which we felt was priced at a more compelling valuation based on near-term restructuring opportunities and long-term earnings prospects. As year-end approached, we sold Boeing to offset some portfolio gains and sold Sequent Computer Systems and Unisource Worldwide due to weak near-term fundamentals. Early in the fourth quarter, we increased the weighting in financials and technology as price opportunities arose.
                           [PHOTO OF LYNETTE SAGVOLD]
                           [PHOTO OF MICHAEL HUGHES]

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Kimberly-Clark Corp.  .............................................. 2.4%
  (Manufacturing & Marketing Personal Care Products)
GTE Corp.  .......................................................... 1.9
  (Telecommunications)
Hewlett-Packard Co.  ................................................ 1.8
  (Computers)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Corning, Inc.  ...................................................... 1.7
  (Manufacturer of Specialty and Consumer Products)
Chase Manhattan Corp.  .............................................. 1.7
  (Bank)
Bell Atlantic Corp.  ................................................ 1.7
  (Telecommunications)
Merck & Co., Inc.  .................................................. 1.7
  (Health Care Products)
Century Telephone Enterprises, Inc.  ................................ 1.7
  (Telecommunications)
The New York Times Co. (Class A) .................................... 1.6
  (Newspaper Publisher)

TOP FIVE PURCHASES
(COMMON STOCKS)
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ........................................................ $326
Compaq Computer Corp.  ................................................. 311
Rubbermaid, Inc.  ...................................................... 310
Washington Mutual, Inc.  ............................................... 278
Wendy's International, Inc.  ........................................... 275


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Boeing Co.  .......................................................... $387
*Anheuser-Busch Co., Inc.  ............................................. 371
*NationsBank Corp.  .................................................... 245
*Burlington Northern Santa Fe Corp.  ................................... 193
Armstrong World Industries, Inc.  ...................................... 183

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Telephone ............................................................... 5%
Manufacturing (Diversified) .............................................. 5
Oil (Domestic Integrated) ................................................ 3
Computers (Hardware) ..................................................... 3
Health Care (Diversified) ................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

    Our strategy in managing the equities in the Fund remains unchanged. We buy stocks with discount valuation characteristics that have attractive earnings prospects. The portfolio has a price earnings ratio (P/E) based on 1999 projected earnings of 18.2 compared to the S&P 500's P/E of 25.9. The projected earnings growth rate for the stocks in our portfolio is higher than that of the S&P 500. The Fund's equity portfolio is diversified across all major market sectors.
    This strategy has been employed at SAFECO for many years and has provided superior returns at lower risk levels over time. We remain confident the value style will once again return to favor.
    At year-end, the asset allocation of the fund was 63.3% stocks and 36.3% bonds, while the cash position was 1.3%. We are currently targeting a 60% equity and 40% fixed-income asset allocation.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)           54%
Medium: ($1 Bil. - $4 Bil.)           9%
Small: (Less than $1 Bil.)            0%
Corporate Bonds:                     12%
Asset Backed Securities:              6%
U.S. Government Securities:          19%
Cash and Other:                       0%

    We took some defensive precautions to improve the overall quality and liquidity of our bond portfolio during the quarter. We reduced our holdings in smaller corporate bonds, international issues, and triple-B rated securities, in favor of extremely large, high quality domestic bonds and U.S. Treasuries.
    At year-end, the bond portion of the Fund held 64% of its assets in U.S. Government obligations, including a 51% weighting in U.S. Treasuries. Portfolio duration was unchanged at 5.8 years, slightly longer than the 5.6 year duration of the Lehman Brothers Government/Corporate Index. The average credit quality of the portfolio improved to AAA.
    Our outlook for 1999 is mixed. While the U.S. economy continues to do well, it is likely that corporate earnings growth will slow. This reduced earnings growth, combined with current high valuations, will probably result in a lower stock market return. The outlook for bonds is more positive, which makes a case for diversification.

Rex L. Bentley
Michael Hughes
Lynette D. Sagvold
----------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 63.3%
AEROSPACE/DEFENSE - 0.7%
         1,800   Lockheed Martin Corp.  ................................ $153

BANKS (MAJOR REGIONAL) - 1.3%
         9,100   KeyCorp ................................................ 291

BANKS (MONEY CENTER) - 1.7%
         5,600   Chase Manhattan Corp.  ................................. 381

BANKS (REGIONAL) - 1.5%
         6,330   Banc One Corp.  ........................................ 323

BEVERAGES (NON-ALCOHOLIC) - 1.1%
         6,000   PepsiCo, Inc.  ......................................... 246

BUILDING MATERIALS - 0.8%
         3,100   Armstrong World Industries, Inc.  ...................... 187

CHEMICALS - 1.8%
         2,400   Du Pont (E.I.) de Nemours & Co.  ....................... 127
         7,700   Praxair, Inc.  ......................................... 271

COMMUNICATIONS EQUIPMENT - 1.4%
         4,900   Motorola, Inc.  ........................................ 299

COMPUTERS (HARDWARE) - 3.0%
         6,600   Compaq Computer Corp.  ................................. 277
         5,700   Hewlett-Packard Co.  ................................... 389

COMPUTERS (PERIPHERALS) - 1.1%
        11,200   *Quantum Corp.  ........................................ 238

ELECTRIC COMPANIES - 2.6%
        10,200   NIPSCO Industries, Inc.  ............................... 310
         5,200   New Century Energies, Inc.  ............................ 254

ELECTRICAL EQUIPMENT - 0.7%
         2,878   AMP, Inc.  ............................................. 150

ELECTRONICS (SEMICONDUCTORS) - 1.2%
         2,300   Intel Corp.  ........................................... 273

FINANCIAL (DIVERSIFIED) - 2.5%
         3,800   American General Corp.  ................................ 296
         3,500   Federal National Mortgage Association .................. 259

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOODS - 2.0%
         8,800   ConAgra, Inc.  ........................................ $277
         4,100   Dean Foods Co.  ........................................ 167

HEALTH CARE (DIVERSIFIED) - 2.6%
         4,000   American Home Products Corp.  .......................... 225
         4,100   Johnson & Johnson ...................................... 344

HEALTH CARE (DRUGS-MAJOR PHARMUCEUTICALS) - 1.7%
         2,500   Merck & Co., Inc.  ..................................... 369

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.3%
         5,500   Beckman Coulter, Inc.  ................................. 298

HOUSEHOLD FURNITURE & APPLIANCES - 0.9%
         6,000   Rubbermaid, Inc.  ...................................... 189

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.4%
         9,800   Kimberly-Clark Corp.  .................................. 534

INSURANCE (LIFE-HEALTH) - 1.0%
         7,400   Conseco, Inc.  ......................................... 226

INSURANCE (MULTI-LINE) - 1.3%
         5,100   Hartford Financial Services Group, Inc.  ............... 280

MANUFACTURING (DIVERSIFIED) - 5.1%
         5,000   AlliedSignal, Inc.  .................................... 222
         8,500   Corning, Inc.  ......................................... 383
        10,100   Crane Co.  ............................................. 305
         3,000   Minnesota Mining & Manufacturing Co.  .................. 213

OIL (DOMESTIC INTEGRATED) - 3.3%
         5,300   Atlantic Richfield Co.  ................................ 346
         4,400   Mobil Corp.  ........................................... 383

OIL (INTERNATIONAL INTEGRATED) - 1.4%
         5,700   Texaco, Inc.  .......................................... 301

OIL & GAS (DRILLING & EQUIPMENT) - 0.9%
         6,600   Halliburton Co.  ....................................... 196

PAPER & FOREST PRODUCTS - 1.1%
         5,300   International Paper Co.  ............................... 238

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 1.0%
         4,900   Avon Products, Inc.  ................................ $  217

PUBLISHING (NEWSPAPERS) - 1.6%
        10,200   New York Times Co. (Class A) ........................... 354

REAL ESTATE INVESTMENT TRUST - 1.9%
         3,200   Equity Residential Properties Trust .................... 129
         5,700   First Industrial Realty Trust, Inc.  ................... 153
         5,800   Liberty Property Trust ................................. 143

RESTAURANTS - 1.3%
        12,800   Wendy's International, Inc.  ........................... 279

RETAIL (DEPARTMENT STORES) - 2.0%
         6,000   J.C. Penney Co., Inc.  ................................. 281
         2,700   May Department Stores Co.  ............................. 163

RETAIL (FOOD CHAINS) - 1.3%
         8,000   American Stores Co.  ................................... 296

SAVINGS & LOAN CO. - 1.4%
         8,100   Washington Mutual, Inc.  ............................... 309

SERVICES (DATA PROCESSING) - 0.6%
         1,800   Automatic Data Processing, Inc.  ....................... 144

TELEPHONE - 5.2%
         6,500   Bell Atlantic Corp.  ................................... 369
         5,400   Century Telephone Enterprises, Inc.  ................... 365
         6,200   GTE Corp.  ............................................. 418

TOBACCO - 0.6%
         2,700   Philip Morris Cos., Inc.  .............................. 145
                                                                        -----
TOTAL COMMON STOCKS .................................................. 13,985
                                                                        -----

CORPORATE BONDS - 11.6%

BANKING & FINANCE - 0.5%
      $100,000   Grand Metropolitan Investment Corp.
                 8.625%, due 8/15/01 .................................... 107
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.5%
      $100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 .................................... $102

BANKS (MONEY CENTER) - 1.0%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 109
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 109

BANKS (REGIONAL) - 0.6%
       135,000   U.S. Bancorp
                 6.75%, due 10/15/05 .................................... 142

ELECTRIC COMPANIES - 0.6%
       140,000   #Israel Electric Corp., Ltd. (144A)
                 7.125%, due 7/15/05 (acquired 7/21/98) ................. 144

ENGINEERING & CONSTRUCTION - 0.4%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 85

FINANCE (CONSUMER) - 0.4%
        85,000   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 90

FINANCIAL (DIVERSIFIED & BUSINESS) - 1.5%
       200,000   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 199
       130,000   Comed Transitional Funding Trust
                 5.674%, due 12/16/08 ................................... 131

FINANCIAL (DIVERSIFIED) - 2.1%
       100,000   American General Finance Corp.
                 5.75%, due 11/01/03 .................................... 100
        80,000   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 ..................................... 82
       175,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 184
        90,000   Merrill Lynch & Co. , Inc.
                 6.00%, due 11/15/04 ..................................... 91

FINANCIAL (MISCELLANEOUS) - 0.9%
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 .................................... 101
        95,000   McDonnell Douglas Corp.
                 6.83%, due 5/21/01 ...................................... 98

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1998

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
INVESTMENT BANKING/BROKERAGE - 0.6%
     $ 130,000   Donaldson Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 .................................. $ 134

PETROLEUM & PETROLEUM SERVICES - 0.5%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 102

RETAIL (COMPUTERS & ELECTRONICS) - 1.0%
       200,000   Tandy Corp.
                 6.95%, due 9/01/07 ..................................... 211

RETAIL (GENERAL MERCHANDISE) - 0.5%
       100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 ..................................... 104

RETAIL (SPECIALTY) - 0.2%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 50

UTILITIES - 0.3%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 75
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 2,550
                                                                        -----

U.S. GOVERNMENT SECURITIES - 18.7%

U.S. TREASURY NOTES - 18.7%
       920,000   7.50%, due 11/15/16 .................................. 1,144
       945,000   7.25%, due 8/15/04 ................................... 1,063
       230,000   6.50%, due 8/15/05 ..................................... 253
     1,155,000   5.625%, due 5/15/08 .................................. 1,232
       425,000   4.75%, due 11/15/08 .................................... 428
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 4,120
                                                                        -----
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ASSET BACKED SECURITIES - 6.0%
COLLATERIZED MORTGAGE OBLIGATION (CMO) - 5.4%
      $189,900   DLJ MTG 1998-CF1 A1A
                 6.14%, due10/15/06 .................................. $  193
       250,000   FHLMC REMIC 1579
                 6.55%, due 6/15/22 ..................................... 252
       200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 .................................... 202
        75,000   FNMA 1997-M5 C
                 6.74%, due 8/25/07 ...................................... 79
       125,000   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 128
       100,000   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
       125,000   FNMA REMIC 1993-44PH
                 6.75%, due 5/25/19 ..................................... 127
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 102

CONSUMER (FINANCE) - 0.6%
        70,486   AFG Receivables Trust
                 6.20%, due 2/15/03 ...................................... 71
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 76
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 1,331
                                                                        -----

TEMPORARY INVESTMENTS - 1.3%

INVESTMENT COMPANIES:
       290,691   SSgA Prime Money Market Portfolio ...................... 291
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 291
                                                                        -----
TOTAL INVESTMENTS - 100.9% ........................................... 22,277
Liabilities, less Other Assets ........................................ (191)
                                                                        -----
NET ASSETS .......................................................... $22,086
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.
# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an accredited investor or a qualified institutional buyer. The total cost of this security is $139,731 and total value is .65% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Small Company Fund had a disappointing fourth quarter and year, which I attribute, not to stock selection, but to "attributes"--our smaller market capitalization and the value orientation of the Fund.
   For the fourth quarter 1998, the Fund returned 3.36%* for Class A shares and 3.23%* for Class B shares while the average small company fund gained 19.12% according to Lipper, Inc. For the year, the Fund was down 21.96%* for Class A shares and 22.67%* for Class B shares, versus the peer group average of -0.33%.
                             [PHOTO OF GREG EISEN]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

               WITH SALES CHARGE     WITHOUT SALES CHARGE

                         SINCE                    SINCE
             1 YEAR    INCEPTION*    1 YEAR     INCEPTION*
Class A     -25.47%      4.84%       -21.96%      6.51%
Class B     -26.54%      4.89%       -22.67%      5.82%

                 SAFECO           SAFECO
               SMALL COMPANY   SMALL COMPANY
                   FUND            FUND          RUSSELL 2000
                 CLASS A          CLASS B           INDEX
01/31/96          $9,550          $10,000          $10,000
02/28/96          $9,693          $10,150          $10,312
03/31/96         $10,018          $10,490          $10,522
04/30/96         $11,030          $11,550          $11,084
05/31/96         $11,794          $12,350          $11,521
06/30/96         $11,489          $12,030          $11,048
07/31/96         $10,715          $11,220          $10,083
08/31/96         $11,374          $11,910          $10,668
09/30/96         $11,635          $12,183          $11,085
10/31/96         $11,615          $12,151          $10,914
11/30/96         $11,473          $12,003          $11,364
12/31/96         $11,938          $12,479          $11,662
01/30/97         $12,039          $12,575          $11,895
02/28/97         $11,786          $12,299          $11,606
03/31/97         $11,382          $11,876          $11,058
04/30/97         $11,150          $11,611          $11,089
05/31/97         $12,201          $12,712          $12,324
06/30/97         $12,848          $13,368          $12,852
07/31/97         $13,737          $14,279          $13,452
08/31/97         $14,000          $14,554          $13,756
09/30/97         $15,375          $15,972          $14,760
10/30/97         $14,819          $15,380          $14,103
11/30/97         $14,728          $15,284          $14,007
12/31/97         $14,709          $15,254          $14,259
01/31/98         $14,605          $15,134          $14,042
02/28/98         $16,085          $16,652          $15,095
03/31/98         $17,576          $18,181          $15,729
04/30/98         $18,187          $18,810          $15,815
05/31/98         $17,203          $17,769          $14,967
06/30/98         $16,820          $17,368          $15,010
07/31/98         $14,874          $15,340          $13,784
08/31/98         $10,579          $10,895          $11,112
09/30/98         $11,107          $11,427          $11,972
10/31/98         $10,848          $11,156          $12,463
11/30/98         $11,003          $11,307          $13,121
12/31/98         $11,479          $11,795          $13,940

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE SMALL COMPANY STOCK FUND MANAGER

   The Russell 2000 Index returned -3.45% for the year and 16.05% for the quarter. Our underperformance for the year and our lag during the fourth quarter recovery, is not due to problems with any particular stock. It was due to the type of stocks I favored--smaller and cheaper than those held by my peers.
   While the Fund held strong companies during the quarter, their stocks were largely ignored and or beaten without justification. Tiny, cheap Styling Technology was one such company. It declined 50% in the fourth quarter in a rapidly recovering market. Styling's business is healthy and it remains the only consolidator in the salon products industry. At quarter end, the stock was trading at a price to earnings ratio of only 5.7 times its 1999 consensus earnings estimate.
   Regarding market capitalization, a study of the Russell 2000 Index released by the Frank Russell Company examined price performance by market cap decile. Returns consistently worsened as stocks got smaller, from the largest 10% to the smallest 10% of the

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Litchfield Financial Corp.  ........................................ 5.4%
  (Financial Services)
Equitrac Corp.  ..................................................... 5.1
  (Computer System Solutions)
Hooper Holmes, Inc.  ................................................ 4.3
  (Medical Insurance Underwriter)
Vallen Corp.  ....................................................... 4.2
  (Safety Products)
Emmis Communication Corp. (Class A) ................................. 4.0
  (Radio Stations)
Landauer, Inc.  ..................................................... 3.8
  (Radiation Monitoring Services)
Ingles Markets, Inc.  ............................................... 3.4
  (Supermarket Chain)
MICROS Systems, Inc.  ............................................... 3.3
  (Specialty Software Company)
Zindart Limited (ADR) ............................................... 3.2
  (Manufacturer)
Craig Corp. (Class A) ............................................... 3.2
  (Movie Theaters)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Motocar Parts & Accessories, Inc.  .................................. $1,282
Landauer, Inc.  ...................................................... 1,169
Timberline Software Corp.  ........................................... 1,126
Hooper Holmes, Inc.  ................................................. 1,073
Emmis Communication Corp. (Class A) .................................. 1,073


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Mylan Laboratories, Inc.  .......................................... $2,102
*Ovid Technologies, Inc.  ............................................ 1,989
*Seattle FilmWorks, Inc.  ............................................ 1,107
*Chart Industries, Inc.  ............................................. 1,056
*SPSS, Inc.  ........................................................... 984

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Financial (Diversified) ................................................ 11%
Health Care (Medical Products & Supplies) ............................... 10
Computers (Hardware) .................................................... 10
Manufacturing (Diversified) .............................................. 9
Computers (Software) ..................................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

Index. The Fund's average market cap is well below the average market cap of the Russell 2000 Index, and thus the Fund's holdings suffered for their size.
   The smallest companies are out of favor because of their perceived illiquidity. Investors are currently paying a premium for size and trading ease as is evidenced by the outperformance of larger stocks, not just within the Russell 2000, but between the Russell 2000 and the S&P 500. (The Russell 2000 returned -3.45% for the year. The S&P 500 gained 28.58%.) Unfortunately, the smallest companies are still suffering on lingering liquidity fears and the perception that they are more vulnerable in slow growth environments.
   Adding insult to the injury of being smaller, the average valuation of the stocks we held was lower than the index and 1998 was a year in which value stocks sadly underperformed. (The Russell 2000 Growth Index returned 1.23%, while the Russell 2000 Value index fell 6.45%.)
   At year end, the portfolio's price earnings ratio on forward earnings estimates was 11 times, as compared to the S&P Small Cap 600 index at 17.6 times and the S&P 500 at 25 times.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
Small-Cap:
Large: (over $750 million)                 0%
Medium: ($250 - $750 million)             28%
Small: (under $250 million)               60%
Cash and Other:                           12%

   The Fund's PEG ratio (price/ earnings to the companies' forward growth rate) is 0.50 times. This compares to 0.90 times for the S&P Small Cap 600 and over
5.00 times for the S&P 500.
   Given the difficult environment for small cap value, I eliminated positions in stocks I had less confidence in. This trimmed the number of names owned to 32 and increased the weightings of those positions, although none are egregiously large. Nine of the top ten holdings earned a positive return in the latest quarter.
   I held onto companies I believe in and think are bargain values. I remain confident the value I see will ultimately be perceived by other investors and reflected in a higher net asset value for the Fund. I will continually evaluate our holdings and won't sell our small cap value stocks unless I believe the reasons to own them are no longer valid. What I will do is gradually increase the market capitalization of the portfolio by adding names at the larger end of our range.

Greg Eisen
-------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE SMALL COMPANY STOCK FUND MANAGER

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 84.8%

AEROSPACE/DEFENSE - 3.2%
       194,950   *International Aircraft Investors ................... $1,194

BANKS (REGIONAL) - 2.6%
        40,300   Cowlitz Bancorp ........................................ 317
        49,559   *Hanmi Bank (Los Angeles, CA) .......................... 657

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.0%
        34,600   *Emmis Communications Corp. (Class A) ................ 1,501

COMMUNICATIONS EQUIPMENT - 3.1%
        53,950   *World Access, Inc.  ................................. 1,153

COMPUTERS (HARDWARE) - 9.9%
        99,600   *Equitrac Corp.  ..................................... 1,892
        37,600   *MICROS Systems, Inc.  ............................... 1,236
        42,600   *Optimal Robotics Corp.  ............................... 596

COMPUTERS (SOFTWARE & SERVICES) - 5.4%
        65,850   *Platinum Software Corp.  .............................. 844
        85,000   Timberline Software Corp.  ........................... 1,169

ENTERTAINMENT - 0.2%
         9,400   Craig Corp.  ............................................ 76

FINANCIAL (DIVERSIFIED) - 10.5%
        51,000   *Hawthorne Financial Corp.  ............................ 816
       106,675   *Litchfield Financial Corp.  ......................... 2,027
        90,400   *Ragen Mackenzie Group, Inc.  ........................ 1,079

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 10.3%
        55,000   Hooper Holmes, Inc.  ................................. 1,595
       500,000   *InnerDyne, Inc.  ...................................... 688
        77,800   *Vallen Corp.  ....................................... 1,556

HEALTH CARE (SPECIALIZED SERVICES) - 1.6%
       245,000   *Pentegra Dental Group, Inc.  .......................... 612

INSURANCE (PROPERTY-CASUALTY) - 2.5%
        95,900   *American Safety Insurance Group, Ltd.  ................ 923

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 9.1%
        96,500   *Lancer Corp.  ..................................... $ 1,061
        98,000   *Motorcar Parts & Accessories, Inc.  ................. 1,121
       168,600   *Zindart Limited (ADR) ............................... 1,212

PERSONAL CARE - 4.3%
        83,000   *French Fragrances, Inc.  .............................. 602
       107,100   *Styling Technology Corp.  ............................. 991

RETAIL (FOOD CHAINS) - 3.4%
       115,000   Ingles Markets, Inc.  ................................ 1,258

RETAIL (SPECIALTY) - 1.6%
        35,900   *Cole National Corp.
                 (Class A) .............................................. 615

RETAIL (SPECIALTY-APPAREL) - 3.5%
        40,700   *Stage Stores, Inc.  ................................... 382
        31,000   *Wet Seal, Inc. (Class A) .............................. 936

SERVICES (COMMERCIAL & CONSUMER) - 4.6%
       119,515   *Monro Muffler Brake, Inc.  ............................ 866
        38,900   *StaffMark, Inc.  ...................................... 870

TEXTILES (HOME FURNISHINGS) - 1.2%
       265,400   *Krause's Furniture, Inc.  ............................. 448

WASTE MANAGEMENT - 3.8%
        44,000   Landauer, Inc.  ...................................... 1,424
                                                                        -----
TOTAL COMMON STOCKS .................................................. 31,717
                                                                        -----

PREFERRED STOCK - 3.2%

ENTERTAINMENT - 3.2%
       152,500   *Craig Corp. (Class A) ............................... 1,201
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 1,201
                                                                        -----
TOTAL INVESTMENTS - 88.0% ............................................ 32,918
Other Assets, less Liabilities ........................................ 4,498
                                                                        -----
NET ASSETS .......................................................... $37,416
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   During the fourth quarter, the U.S. Value Fund returned 15.81%* for Class A shares and 15.84%* for Class B shares, underperforming the Russell 1000 Value Index's return of 16.60%, and the S&P 500's 21.28%. Returning 11.79%* for Class A shares and 11.18%* for Class B shares for the year, the Fund underperformed the 15.61%, Lipper, Inc.'s average for growth & income funds, and the S&P 500's 28.58%.
   The Fund lagged because low-priced stocks lagged high-priced ones, and as value managers, we select from stocks that we have identified as undervalued. Unfortunately, in the last several years, stocks with the lowest valuations have had the worst performances. [PHOTO OF REX BENTLEY]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                  WITH SALES CHARGE    WITHOUT SALES CHARGE

                           SINCE                      SINCE
              1 YEAR     INCEPTION*    1 YEAR       INCEPTION*
Class A        6.76%       14.41%       11.79%        17.62%
Class B        6.18%       14.69%       11.18%        16.87%

                SAFECO           SAFECO
               U.S. VALUE      U.S. VAULE
                  FUND            FUND
                CLASS A         CLASS B       S&P 500 INDEX
04/30/97         $9,550         $10,000         $10,000
05/31/97        $10,190         $10,660         $10,608
06/30/97        $10,558         $11,041         $11,083
07/31/97        $11,371         $11,882         $11,965
08/31/97        $10,768         $11,241         $11,295
09/30/97        $11,139         $11,616         $11,914
10/30/97        $10,783         $11,245         $11,516
11/30/97        $11,053         $11,525         $12,049
12/31/97        $11,196         $11,663         $12,256
01/31/98        $11,216         $11,663         $12,391
02/28/98        $12,027         $12,507         $13,284
03/31/98        $12,461         $12,946         $13,964
04/30/98        $12,281         $12,747         $14,104
05/31/98        $12,010         $12,466         $13,862
06/30/98        $11,989         $12,435         $14,425
07/31/98        $11,547         $11,965         $14,272
08/31/98        $10,131         $10,494         $12,211
09/30/98        $10,807         $11,193         $12,993
10/31/98        $11,732         $12,143         $14,049
11/30/98        $12,305         $12,747         $14,900
12/31/98        $12,516         $12,967         $15,758

*Graph and total return comparison begins April 30, 1997, inception date of the fund.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS

   For example, in 1998 the difference in the returns of large capitalization growth stocks and large capitalization value stocks was over 23%: The Russell 1000 Value Index returned 13.21% for 1998, while the Russell 1000 Growth Index delivered 37.41%. This is by far the largest divergence between the two indices in their 20-year history. The next largest spread was 16.6% in 1991, and the average annual spread between the Russell 1000 Growth Index and the Russell 1000 Value Index, over 20 years, is 8.7%.

   The following table further illustrates the divergence of cheap and expensive stocks. It shows returns for the S&P 500 broken out by price earnings ratios (P/E); the most-often used valuation for stocks:

               S&P RETURNS BY P/E
PRICE/EARNINGS        4TH QUARTER       1998
RATIO                    RETURN        RETURN
Highest quintile            33.8%          46.6%
Second quintile             25.2%          29.2%
Third quintile              20.1%           7.6%
Fourth quintile             14.4%          (0.1%)
Fifth quintile              13.4%         (17.1%)

                           [PHOTO OF LYNETTE SAGVOLD]

   The Value Fund's underformance versus the value indices was primarily due to our relative

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Mobil Corp.  ....................................................... 3.4%
  (Oil/Gas Exploration & Production)
GTE Corp.  .......................................................... 3.2
  (Telecommunications)
Merck & Co., Inc.  .................................................. 3.1
  (Health Care Products)
Kimberly-Clark Corp.  ............................................... 3.1
  (Manufacturing & Marketing Personal Care Products)
Hewlett-Packard Co.  ................................................ 2.8
  (Computers)
Chase Manhattan Corp.  .............................................. 2.6
  (Bank)
Atlantic Richfield Co.  ............................................. 2.5
  (Oil/Gas Exploration & Production)
Bell Atlantic Corp.  ................................................ 2.5
  (Telecommunications)
Century Telephone Enterprises, Inc.  ................................ 2.5
  (Telecommunications)
Johnson & Johnson ................................................... 2.5
  (Health Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Conseco, Inc.  ........................................................ $275
Compaq Computer Corp.  ................................................. 246
Rubbermaid, Inc.  ...................................................... 224
Washington Mutual, Inc.  ............................................... 221
Wendy's International, Inc.  ........................................... 219


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Anheuser-Busch Co., Inc.  ............................................ $287
*Boeing Co.  ........................................................... 271
*NationsBank Corp.  .................................................... 216
 Avon Products, Inc.  .................................................. 194
*Burlington Northern Santa Fe Corp.  ................................... 185

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Telephone ............................................................... 8%
Manufacturing (Diversified) .............................................. 8
Oil (Domestic Integrated) ................................................ 6
Computers (Hardware) ..................................................... 5
Health Care (Diversified) ................................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

underweighting in financial services and consumer cyclicals. We have increased the Fund's weighting in financials over the past few quarters, as valuations became more attractive. We remain underweighted in financial services relative to the value indices and overweighted relative to the S&P 500.
   Our strategy in managing the Fund and our belief in value-style investing remains unchanged. We will continue to buy stocks with discount value characteristics that have attractive earnings prospects.
   At year-end, the portfolio had a PE based on 1999 projected earnings of 18.2 compared to the S&P's PE of 25.9. The projected earnings growth rate for the stocks in our portfolio is higher than the projected growth rate for the S&P
500. This strategy has provided superior returns at lower risk levels over time and we are confident it will again.
   During the quarter we sold our position in Anheuser-Busch and replaced it with PepsiCo, which we felt had a more compelling valuation based on near-term restructuring opportunities and long-term earnings prospects. As year-end approached, we sold Boeing to offset some portfolio gains and sold Sequent Computer and Unisource due to weak near-term fundamentals.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WEIGHTINGS
AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)            86%
Medium: ($1 Bil. - $4 Bil.)           15%
Small: (Less than $1 Bil.)             0%
Cash & Other:                         -1%

   Our outlook for 1999 is mixed. While the U.S. economy continues to do well, it is likely that corporate earnings growth will slow. This reduced earnings growth, combined with current high valuations, will probably result in a lower stock market return than we have recently experienced. We anticipate that a slowing economy will cause investors to re-evaluate the extreme valuations in some market sectors. Value oriented equities should once again provide attractive relative returns.

Rex Bentley

Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS
Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 100.5%

AEROSPACE/DEFENSE - 1.1%
         1,400   Lockheed Martin Corp.  ................................ $119

BANKS (MAJOR REGIONAL) - 2.2%
         7,400   Keycorp ................................................ 237

BANKS (MONEY CENTER) - 2.6%
         4,100   Chase Manhattan Corp.  ................................. 279

BANKS (REGIONAL) - 2.0%
         4,340   Banc One Corp.  ........................................ 222

BEVERAGES (NON-ALCOHOLIC) - 1.9%
         5,000   PepsiCo, Inc.  ......................................... 205

BUILDING MATERIALS - 1.3%
         2,400   Armstrong World Industries, Inc.  ...................... 145

CHEMICALS - 2.5%
         2,000   Du Pont (E.I.) de Nemours & Co.  ....................... 106
         4,800   Praxair, Inc.  ......................................... 169

COMMUNICATIONS EQUIPMENT - 2.1%
         3,700   Motorola, Inc.  ........................................ 226

COMPUTERS (HARDWARE) - 4.9%
         5,300   Compaq Computer Corp.  ................................. 222
         4,500   Hewlett-Packard Co.  ................................... 307

COMPUTERS (PERIPHERALS) - 1.9%
         9,600   *Quantum Corp.  ........................................ 204

ELECTRIC COMPANIES - 3.7%
         7,200   NIPSCO Industries, Inc.  ............................... 219
         3,700   New Century Energies, Inc.  ............................ 180

ELECTRICAL EQUIPMENT - 1.4%
         2,966   AMP, Inc.  ............................................. 154

ELECTRONICS (SEMICONDUCTORS) - 2.0%
         1,800   Intel Corp.  ........................................... 213

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.2%
         3,000   American General Corp.  ............................... $234
         3,000   Federal National Mortgage Association .................. 222

FOODS - 3.7%
         6,900   ConAgra, Inc.  ......................................... 217
         4,400   Dean Foods Co.  ........................................ 180

HEALTH CARE (DIVERSIFIED) - 4.5%
         3,800   American Home Products Corp.  .......................... 214
         3,200   Johnson & Johnson ...................................... 268

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.1%
         2,300   Merck & Co., Inc.  ..................................... 340

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.2%
         4,300   Beckman Coulter, Inc.  ................................. 233

HOUSEHOLD FURNITURE & APPLIANCES - 1.3%
         4,600   Rubbermaid, Inc.  ...................................... 145

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.1%
         6,200   Kimberly-Clark Corp.  .................................. 338

INSURANCE (LIFE-HEALTH) - 1.8%
         6,300   Conseco, Inc.  ......................................... 193

INSURANCE (MULTI-LINE) - 2.0%
         4,000   Hartford Financial Services Group, Inc.  ............... 220

MANUFACTURING (DIVERSIFIED) - 7.8%
         3,500   AlliedSignal, Inc.  .................................... 155
         5,800   Corning, Inc.  ......................................... 261
         7,950   Crane Co.  ............................................. 240
         2,700   Minnesota Mining & Manufacturing Co.  .................. 192

OIL (DOMESTIC INTEGRATED) - 5.9%
         4,200   Atlantic Richfield Co.  ................................ 274
         4,200   Mobil Corp.  ........................................... 366

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1998

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (INTERNATIONAL INTEGRATED) - 2.3%
         4,800   Texaco, Inc.  ......................................... $254

OIL & GAS (DRILLING & EQUIPMENT) - 1.1%
         4,200   Halliburton Co.  ....................................... 124

PAPER & FOREST PRODUCTS - 1.7%
         4,000   International Paper Co.  ............................... 179

PERSONAL CARE - 1.5%
         3,700   Avon Products, Inc.  ................................... 164

PUBLISHING (NEWSPAPERS) - 2.4%
         7,500   New York Times Co.
                 (Class A) .............................................. 260

REAL ESTATE INVESTMENT TRUST - 2.5%
         2,500   Equity Residential Properties Trust .................... 101
         2,900   First Industrial Realty Trust, Inc.  .................... 78
         4,300   Liberty Property Trust ................................. 106

RESTAURANTS - 2.1%
        10,200   Wendy's International, Inc.  ........................... 222

RETAIL (DEPARTMENT STORES) - 3.1%
         4,100   J.C. Penney Co., Inc.  ................................. 192
         2,300   May Department Stores Co.  ............................. 139

RETAIL (FOOD CHAINS) - 2.0%
         6,000   American Stores Co.  ................................... 222
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SAVINGS & LOANS - 2.3%
         6,400   Washington Mutual, Inc.  ............................ $  244

SERVICES (DATA PROCESSING) - 1.0%
         1,400   Automatic Data Processing, Inc.  ....................... 112

TELEPHONE - 8.2%
         4,800   Bell Atlantic Corp.  ................................... 273
         4,000   Century Telephone Enterprises, Inc.  ................... 270
         5,100   GTE Corp.  ............................................. 344

TOBACCO - 1.1%
         2,300   Philip Morris Cos., Inc.  .............................. 124
                                                                        -----
TOTAL COMMON STOCKS .................................................. 10,907
                                                                        -----

TEMPORARY INVESTMENTS - 2.1%

INVESTMENT COMPANIES:
      $232,310   SSgA Prime Money Market Portfolio ...................... 232
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 232
                                                                        -----
TOTAL INVESTMENTS - 102.6% ........................................... 11,139
Liabilities, less Other Assets ........................................ (287)
                                                                        -----
NET ASSETS .......................................................... $10,852
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO HIGH-YIELD BOND FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO High-Yield Bond Fund beat both its benchmark index and peer group for the quarter and year ended December 31, 1998.
   For the quarter, the Fund returned 3.46%* for Class A shares and 3.22%* for Class B shares. For the year, the Fund returned 4.32%* for Class A shares and 3.39%* for Class B shares. For the quarter and year, the Merrill Lynch High-Yield Master II Index returned 2.76% and 2.95% respectively, while the average return on the Lipper, Inc. High Current Yield Funds group was 2.75% and
-0.44% respectively.         [PHOTO OF ROBERT KERN]
   The high-yield market came back strongly during the fourth quarter of 1998, as the "flight-to-quality" trade into U.S. Treasury bonds reversed itself. The

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                   WITH SALES CHARGE                WITHOUT SALES CHARGE

             1 YEAR      5 YEAR     10 YEAR    1 YEAR     5 YEAR     10 YEAR
Class A      (0.38)%      6.94%      8.57%      4.32%      7.92%      9.07%
Class B      (1.51)%      7.29%      8.90%      3.39%      7.59%      8.90%

                SAFECO         SAFECO      MERRILL LYNCH
              HIGH-YIELD     HIGH-YIELD     HIGH-YIELD
                 BOND           BOND         MASTER II
             FUND CLASS A   FUND CLASS B       INDEX
12/31/88        9,550          10,000         10,000
01/31/89        9,702          10,159         10,163
02/28/89        9,736          10,194         10,224
03/31/89        9,673          10,129         10,184
04/30/89        9,620          10,074         10,188
05/31/89        9,771          10,231         10,380
06/30/89        9,905          10,372         10,538
07/31/89        9,964          10,433         10,581
08/31/89        9,946          10,414         10,630
09/30/89        9,899          10,366         10,518
10/31/89        9,770          10,229         10,257
11/30/89        9,751          10,211         10,272
12/31/89        9,739          10,198         10,231
01/31/90        9,594          10,046          9,954
02/28/90        9,401           9,845          9,804
03/31/90        9,591          10,043          9,989
04/30/90        9,648          10,103         10,051
05/31/90        9,839          10,302         10,219
06/30/90        9,950          10,419         10,475
07/31/90       10,178          10,658         10,738
08/31/90        9,867          10,332         10,247
09/30/90        9,499           9,947          9,826
10/31/90        9,193           9,627          9,538
11/30/90        9,295           9,733          9,638
12/31/90        9,389           9,832          9,785
01/31/91        9,339           9,779          9,985
02/28/91        9,724          10,182         10,851
03/31/91        10,067         10,542         11,388
04/30/91        10,375         10,864         11,782
05/31/91        10,499         10,994         11,828
06/30/91        10,614         11,114         12,096
07/31/91        10,848         11,360         12,421
08/31/91        11,060         11,580         12,707
09/30/91        11,225         11,754         12,886
10/31/91        11,485         12,026         13,324
11/30/91        11,628         12,176         13,467
12/31/91        11,670         12,220         13,617
01/31/92        11,994         12,560         14,077
02/28/92        12,203         12,777         14,433
03/31/92        12,334         12,915         14,636
04/30/92        12,326         12,907         14,712
05/31/92        12,493         13,081         14,929
06/30/92        12,654         13,251         15,101
07/31/92        12,872         13,478         15,395
08/31/92        13,031         13,646         15,591
09/30/92        13,192         13,814         15,756
10/31/92        12,933         13,543         15,554
11/30/92        13,152         13,772         15,792
12/31/92        13,289         13,915         15,993
01/31/93        13,651         14,295         16,374
02/28/93        13,922         14,578         16,666
03/31/93        14,159         14,826         16,950
04/30/93        14,262         14,934         17,066
05/31/93        14,478         15,160         17,288
06/30/93        14,752         15,446         17,610
07/31/93        14,925         15,628         17,787
08/31/93        15,026         15,735         17,950
09/30/93        15,077         15,788         18,030
10/31/93        15,292         16,011         18,372
11/30/93        15,409         16,134         18,468
12/31/93        15,536         16,268         18,662
01/31/94        15,829         16,574         19,066
02/28/94        15,752         16,494         18,933
03/31/94        15,194         15,911         18,322
04/30/94        15,072         15,782         18,094
05/31/94        15,210         15,927         18,054
06/30/94        15,276         15,996         18,136
07/31/94        15,270         15,990         18,256
08/31/94        15,327         16,049         18,391
09/30/94        15,321         16,043         18,387
10/31/94        15,259         15,978         18,435
11/30/94        15,059         15,768         18,277
12/31/94        15,186         15,901         18,469
01/31/95        15,364         16,089         18,729
02/28/95        15,688         16,427         19,329
03/31/95        15,831         16,577         19,590
04/30/95        16,130         16,890         20,097
05/31/95        16,554         17,334         20,717
06/30/95        16,637         17,422         20,856
07/31/95        16,859         17,652         21,128
08/31/95        16,866         17,661         21,239
09/30/95        17,071         17,876         21,491
10/31/95        17,307         18,123         21,667
11/30/95        17,337         18,154         21,882
12/31/95        17,562         18,389         22,248
01/31/96        17,782         18,621         22,620
02/28/96        17,953         18,800         22,689
03/31/96        17,895         18,738         22,596
04/30/96        17,931         18,777         22,628
05/31/96        18,042         18,893         22,791
06/30/96        18,089         18,941         22,893
07/31/96        18,278         19,139         23,032
08/31/96        18,537         19,411         23,319
09/30/96        18,913         19,804         23,861
10/31/96        18,985         19,881         24,068
11/30/96        19,267         20,176         24,552
12/31/96        19,385         20,300         24,756
01/31/97        19,548         20,469         24,942
02/28/97        19,905         20,832         25,326
03/31/97        19,488         20,382         24,976
04/30/97        19,613         20,500         25,296
05/31/97        20,171         21,069         25,829
06/30/97        20,453         21,351         26,228
07/31/97        20,978         21,886         26,923
08/31/97        20,984         21,882         26,891
09/30/97        21,342         22,244         27,375
10/31/97        21,321         22,211         27,515
11/30/97        21,540         22,426         27,772
12/31/97        21,806         22,688         28,039
01/31/98        22,260         23,148         28,486
02/28/98        22,377         23,253         28,602
03/31/98        22,615         23,483         28,873
04/30/98        22,559         23,409         28,997
05/31/98        22,656         23,491         29,171
06/30/98        22,725         23,546         29,322
07/31/98        23,042         23,855         29,509
08/31/98        21,603         22,347         28,019
09/30/98        21,986         22,726         28,092
10/31/98        21,707         22,419         27,492
11/30/98        22,642         23,367         28,919
12/31/98        22,748         23,457         28,867

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

catalyst for this extraordinary performance was a series of interest rate easings by the Federal Reserve. Beginning in late September, the Fed eased three times taking the Fed Funds rate from 5.50% to 4.75% by mid-November. Conspicuous in this process was the October 15th drop of 25 basis points from 5.25% to 5.00% which occurred between the Fed's regularly scheduled meetings. This move sent a signal to the financial markets that the Fed was ready to use monetary policy proactively to prevent further dislocation in financial markets.
   Spreads-to-Treasuries (differences in yields) for high-yield bonds narrowed across all ratings categories. The "sweet-spot" from a performance perspective was the single B category. At year-end, single Bs made up approximately 71% of the Fund, and this large allocation contributed to the Fund's good relative performance during the quarter.
   Throughout the year I emphasized larger, more liquid bond issues, which proved particularly beneficial in August and September, as liquidity became an increasing concern. I also favored debt from larger, better-capitalized companies, especially those with public equity that had performed well. Improving equity pricing gives an issuer an alternative "currency" and a potential vehicle for deleveraging. Finally, I looked for companies with primarily domestic businesses. The better performers in the Fund shared some or all of these traits, and included companies like Qwest Communications, Allied Waste Industries, and Ball Corp.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE COMPANIES                                             NET ASSETS
-------------------------------------------------------------------------
NEXTLINK Communications, Inc.  ..................................... 2.6%
  (Telephone)
Intermedia Communication, Inc.  ..................................... 2.5
  (Telephone)
Chancellor Media Corp.  ............................................. 2.5
  (Broadcasting)
Qwest Communications International, Inc. ............................ 2.4
  (Telecommunications)
AES Corp.  .......................................................... 2.4
  (Power Producer - Independent

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Global Crossing Holdings, Ltd.  ..................................... $2,006
Ball Corp.  .......................................................... 1,758
Hayes Lemmerz International, Inc.  ................................... 1,750
Comcast Corp.  ....................................................... 1,586
Genesis Health Ventures, Inc.  ....................................... 1,530


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Level 3 Communications, Inc.  ....................................... $1,821
Integrated Health Services, Inc.  .................................... 1,313
Advanced Lighting Technologies, Inc.  ................................ 1,310
Adelphia Communications Corp.  ....................................... 1,302
Dyersburg Corp.  ..................................................... 1,209

                                                               PERCENT OF
TOP FIVE INDUSTRIES                                            NET ASSETS
-------------------------------------------------------------------------
Broadcasting ........................................................ 14%
Telephone ............................................................ 10
Telecommunications .................................................... 4
Manufacturing (Specialized) ........................................... 4
Manufacturing (Diversified) ........................................... 3

 CURRENT YIELD (30-DAY) CLASS A ......................................... 7.79%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 7.20%
 WEIGHTED AVERAGE MATURITY .......................................... 7.6 YEARS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  REPORT FROM THE HIGH-YIELD BOND FUND MANAGER

   In the fourth quarter, I added Chancellor Media to the Fund. Chancellor is engaged in radio and television broadcasting, and outdoor advertising. An active industry consolidator, Chancellor has the potential to use its increased cash flow to reduce debt, and achieve a higher investment rating. I also purchased Hayes Lemmerz, a manufacturer of automotive wheels and brake products. They supply these products both to the original equipment manufacturers and the after-market, and command number one or two market positions in most markets where they compete.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION
AS A PERCENTAGE OF NET ASSETS
BB:                  15%
B:                   71%
Not Rated:            2%
Preferred Stock:      3%
Cash & Other:         9%

   The Fund ended the year with net assets of just over $84 million invested in 66 companies in 42 industries. My strategy for 1999 will be much like this year's. I believe the U.S. economy will grow at a slightly slower pace than last year, and that inflation will remain subdued. I intend to maintain a well-diversified portfolio that allows investors to participate in the high-yield market.

Robert Kern
-------------------------------

Robert Kern joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Robert is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CORPORATE BONDS - 88.2%

ADVERTISING - 1.3%
        $1,000   Lamar Advertising Co.
                 9.625%, due 12/01/06 ...............................  $1,070

AEROSPACE/DEFENSE - 1.2%
         1,000   BE Aerospace, Inc.
                 8.00%, due 3/01/08 ..................................... 990

AGRICULTURE/FERTILIZER PRODUCTS - 1.3%
         1,000   Sun World International
                 11.25%, due 4/15/04 .................................. 1,060

AIR FREIGHT - 1.8%
         1,500   #Atlas Air, Inc. (144A)
                 9.375%, due 11/15/06 (acquired 11/13/98) ............. 1,530

ALUMINUM - 2.3%
         1,000   Commonwealth Aluminum Corp.
                 10.75%, due 10/01/06 ................................. 1,005
         1,000   Wells Aluminum Corp.
                 10.125%, due 6/01/05 ................................... 960

AUTO PARTS & EQUIPMENT - 2.1%
         1,750   #Hayes Lemmerz International, Inc. (144A)
                 8.25%, due 12/15/08 (acquired 12/07/98) .............. 1,741

BANKS (REGIONAL) - 1.4%
         1,250   Bay View Capital Corp.
                 9.125%, due 8/15/07 .................................. 1,206

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 13.0%
        $1,750   21st Century Telecom Group, Inc.
                 12.25%, beg. 2/15/03 Step Bond due 2/15/08 ........... $ 735
         1,500   Adelphia Communications Corp.
                 8.125%, due 7/15/03 .................................. 1,536
           750   #Avalon Cable of Michigan (144A)
                 9.375%, due 12/01/08 (acquired 12/03/98) ............... 767
           526   CBS Radio, Inc.
                 11.375%, due 1/15/09 ................................... 626
           500   Century Communications Corp.
                 9.50%, due 3/01/05 ..................................... 555
           500   Century Communications Corp.
                 8.875%, due 1/15/07 .................................... 552
         1,000   Chancellor Media Corp.
                 9.00%, due 10/01/08 .................................. 1,055
         1,000   #Chancellor Media Corp.
                 8.00%, due 11/01/08 (144A) (acquired 11/11/98) ....... 1,022
         1,500   Comcast Corp.
                 9.50%, due 1/15/08 ................................... 1,597
         1,000   Jones Intercable, Inc.
                 8.875%, due 4/01/07 .................................. 1,085
           329   SFX Broadcasting, Inc.
                 10.75%, due 5/15/06 .................................... 360
         1,000   Young Broadcasting, Inc.
                 9.00%, due 1/15/06 ................................... 1,010

BUILDING MATERIALS - 0.6%
           500   Synthetic Industries, Inc.
                 9.25%, due 2/15/07 ..................................... 510

CHEMICALS (SPECIALTY) - 0.6%
           500   Sovereign Specialty Chemicals, Inc.
                 9.50%, due 8/01/07 ..................................... 507

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.3%
         $ 500   #National Equipment Services, Inc.
                 10.00%, due 11/30/04 (144A) (acquired 12/08/98) ...... $ 487
         1,500   National Equipment Services, Inc.
                 10.00%, due 11/30/04 ................................. 1,463

CONTAINERS (METAL & GLASS) - 1.9%
         1,500   #Ball Corp. (144A)
                 8.25%, due 8/01/08 (acquired 8/08/98) ................ 1,560

CONTAINERS (PACKAGING & PAPER) - 0.6%
           500   Printpack, Inc.
                 10.625%, due 8/15/06 ................................... 490

COSMETICS - 1.2%
         1,000   French Fragrances, Inc.
                 10.375%, due 5/15/07 ................................... 985

ELECTRIC COMPANIES - 1.4%
         1,500   Niagara Mohawk Power Corp.
                 8.50%, beg. 7/01/03 Step Bond due 7/01/10 ............ 1,168

ENTERTAINMENT - 2.8%
           500   Cinemark USA, Inc. (Series B)
                 9.625%, due 8/01/08 .................................... 522
           500   Cinemark USA, Inc. (Series D)
                 9.625%, due 8/01/08 .................................... 522
         1,250   Premier Parks, Inc.
                 9.25%, due 4/01/06 ................................... 1,292

FINANCIAL (DIVERSIFIED) - 2.3%
         1,000   Americredit Corp.
                 9.25%, due 2/01/04 ..................................... 980
         1,000   DVI, Inc.
                 9.875%, due 2/01/04 .................................... 993
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FOODS - 0.6%
         $ 500   Chiquita Brands International, Inc.
                 10.25%, due 11/01/06 ................................. $ 519

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.7%
         1,500   Genesis Health Ventures, Inc.
                 9.25%, due 10/01/06 .................................. 1,410

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.1%
         1,000   Quorum Health Group, Inc.
                 8.75%, due 11/01/05 .................................... 955

HOUSEHOLD FURNITURE & APPLIANCES - 2.2%
         2,000   Holmes Products Corp.
                 9.875%, due 11/15/07 ................................. 1,890

LODGING (HOTELS) - 1.7%
         1,500   HMH Properties, Inc.
                 7.875%, due 8/01/08 .................................. 1,447

MANUFACTURING (DIVERSIFIED) - 3.1%
         1,000   #Nortek, Inc. (144A)
                 8.875%, due 8/01/08 (acquired 7/28/98) ............... 1,020
         1,560   Tekni-Plex, Inc.
                 9.25%, due 3/01/08 ................................... 1,630

MANUFACTURING (SPECIALIZED) - 3.6%
         1,500   Flextronics International, Ltd.
                 8.75%, due 10/15/07 .................................. 1,541
         1,600   Numatics, Inc.
                 9.625%, due 4/01/08 .................................. 1,496

OIL & GAS (DRILLING & EQUIPMENT) - 2.2%
           500   ICO, Inc.
                 10.375%, due 6/01/07 ................................... 465
         1,500   Newpark Resources, Inc.
                 8.625%, due 12/15/07 ................................. 1,421

OIL & GAS (EXPLORATION & PRODUCTION) - 1.7%
         1,500   Ocean Energy, Inc.
                 8.375%, due 7/01/08 .................................. 1,395

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.6%
         $ 500   Specialty Paperboard, Inc.
                 9.375%, due 10/15/06 ................................. $ 505

POWER PRODUCER (INDEPENDENT) - 2.4%
         2,000   AES Corp.
                 8.50%, due 11/01/07 .................................. 2,025

PUBLISHING - 3.0%
         1,000   #Big Flower Press Holdings, Inc. (144A)
                 8.625%, due 12/01/08 (aquired 12/02/98) .............. 1,010
           500   #World Color Press, Inc. (144A)
                 8.375%, due 11/15/08 (aquired 11/12/98) ................ 500
         1,000   Ziff-Davis, Inc.
                 8.50%, due 5/01/08 ..................................... 980

RESTAURANTS - 1.9%
         1,500   Perkins Family Restaurants
                 10.125%, due 12/15/07 ................................ 1,590

RETAIL (DEPARTMENT STORES) - 1.2%
         1,250   Specialty Retailers, Inc.
                 9.00%, due 7/15/07 ................................... 1,013

RETAIL (FOOD CHAINS) - 2.3%
         1,750   Randall's Food Markets, Inc.
                 9.375%, 7/01/07 ...................................... 1,894
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

RETAIL (OTHER) - 0.9%
         $ 750   Purina Mills, Inc.
                 9.00%, due 3/15/10 ................................... $ 765

RETAIL (SPECIALTY) - 1.5%
         1,250   Big 5 Corp.
                 10.875%, due 11/15/07 ................................ 1,263

SERVICES - 0.3%
           250   #Ackerley Group, Inc. (144A)
                 9.00%, due 1/15/09 (aquired 12/09/98) .................. 254

SERVICES (COMMERCIAL & CONSUMER) - 1.7%
         1,500   Unicco Service Corp.
                 9.875%, due 10/15/07 ................................. 1,448

SERVICES (COMPUTER SYSTEMS) - 0.6%
           500   #Verio, Inc. (144A)
                 11.25%, due 12/01/08 (aquired 11/20/98) ................ 503

TELECOMMUNICATIONS (LONG DISTANCE) - 3.9%
         1,250   Flag Ltd.
                 8.25%, due 1/30/08 ................................... 1,228
         2,000   Qwest Communications International, Inc.
                 9.47%, beg. 10/15/02 Step Bond due 10/15/07 .......... 1,545
           500   #Qwest Communications International, Inc.
                 7.25%, due 11/01/08 (144A) (acquired 11/19/98) ......... 510

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TELEPHONE - 8.0%
        $1,250   GCI, Inc.
                 9.75%, due 8/01/07 ................................. $ 1,238
         1,000   Intermedia Communication, Inc.
                 11.25%, beg. 7/15/02 Step Bond due 7/15/07 ............. 680
         1,000   Intermedia Communication, Inc.
                 8.875%, due 11/01/07 ................................... 965
           500   Intermedia Communication, Inc.
                 8.60%, due 6/01/08 ..................................... 475
           500   #Metromedia Fiber Network, Inc. (144A)
                 10.00%, due 11/15/08 (acquired 11/20/98) ............... 514
         1,000   #NEXTLINK Communications, Inc.
                 10.75%, due 11/15/08 (144A) (acquired 11/04/98) ...... 1,018
         2,000   NEXTLINK Communications, Inc.
                 9.45%, beg. 4/15/03 Step Bond due 4/15/08 ............ 1,140
         1,250   TeleHub Communications Corp.
                 13.875%, beg. 7/31/01 Step Bond due 7/31/05 ............ 663

TEXTILES (HOME FURNISHINGS) - 1.2%
         1,000   Maxim Group, Inc.
                 9.25%, due 10/15/07 .................................... 990

TEXTILES (SPECIALTY) - 1.2%
         1,000   Polymer Group, Inc.
                 9.00%, due 7/01/07 ..................................... 990

TRUCKERS - 1.5%
         1,250   Allied Holdings, Inc.
                 8.625%, due 10/01/07 ................................. 1,269
                                                                        -----
TOTAL CORPORATE BONDS ...............................................  74,105
                                                                        -----
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 3.4%

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.1%
         $   3   SFX Broadcasting, Inc.  ............................. $  341
             5   Sinclair Broadcast Group, Inc.  ........................ 545

TELEPHONE - 2.3%
            20   #Global Crossing Holdings, Ltd. (144A) (acquired
                 11/24/98) ............................................ 1,960
                                                                        -----
TOTAL PREFERRED STOCK ................................................. 2,846
                                                                        -----

TEMPORARY INVESTMENTS - 5.3%

INVESTMENT COMPANIES -
         4,146   SSgA Prime Money Market Portfolio .................... 4,146
           361   SSgA U.S. Treasury Money Market Portfolio .............. 361
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 4,507
                                                                        -----
TOTAL INVESTMENTS - 96.9% ...........................................  81,458
Other Assets, less Liabilities ........................................ 2,583
                                                                        -----
NET ASSETS .........................................................  $84,041
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $14,241,846 and the total value is 17.13% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO INTERMEDIATE-TERM
                               U.S. TREASURY FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Intermediate-Term U.S. Treasury Fund returned -0.52%* for Class A shares and -0.71%* for Class B shares for the quarter ended December 31, 1998, compared to -0.44% for the average fund as reported by Lipper, Inc. The Merrill Lynch Intermediate-Term Treasury Index reported a gain of 0.23% for the quarter. For the full year, the SAFECO Fund returned 9.08%* for Class A shares and 8.30%* for Class B shares compared to 9.05% for the average fund and 8.63% for the Index.
          Duration is a measure of price sensitivity to interest rate changes. A longer average duration in the Fund, 4.9 versus 3.1, explains why the Fund
                          [PHOTO OF RONALD SPAULDING]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SAHRES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

                  WITH SALES CHARGE            WITHOUT SALES CHARGE

                                 SINCE                           SINCE
            1 YEAR    5 YEAR   INCEPTION*   1 YEAR    5 YEAR   INCEPTION*
Class A     4.17%     4.90%     7.25%        9.08%     5.88%     7.75%
Class B     3.30%     5.23%     7.58%        8.30%     5.56%     7.58%

                 SAFECO         SAFECO
               INTERMEDIATE-  INTERMEDIATE-
                   TERM          TERM
                   U.S.           U.S.          MERRILL
                 TREASURY       TREASURY         LYNCH
                  FUND           FUND       INTERMEDIATE-TERM
                 CLASS A        CLASS B      TREASURY INDEX
12/31/88         $9,550         $10,000         $10,000
01/31/89         $9,606         $10,059         $10,099
02/28/89         $9,558         $10,008         $10,057
03/31/89         $9,575         $10,026         $10,106
04/30/89         $9,744         $10,202         $10,293
05/31/89         $9,915         $10,382         $10,510
06/30/89        $10,140         $10,617         $10,777
07/31/89        $10,318         $10,804         $10,998
08/31/89        $10,222         $10,704         $10,845
09/30/89        $10,264         $10,747         $10,899
10/31/89        $10,436         $10,928         $11,123
11/30/89        $10,513         $11,008         $11,232
12/31/89        $10,534         $11,030         $11,260
01/31/90        $10,472         $10,965         $11,196
02/28/90        $10,524         $11,020         $11,224
03/31/90        $10,518         $11,014         $11,246
04/30/90        $10,492         $10,986         $11,207
05/31/90        $10,690         $11,194         $11,443
06/30/90        $10,799         $11,308         $11,593
07/31/90        $10,945         $11,460         $11,759
08/31/90        $10,904         $11,418         $11,708
09/30/90        $10,947         $11,463         $11,815
10/31/90        $11,035         $11,554         $11,979
11/30/90        $11,149         $11,674         $12,158
12/31/90        $11,289         $11,821         $12,330
01/31/91        $11,339         $11,874         $12,455
02/28/91        $11,428         $11,966         $12,520
03/31/91        $11,509         $12,051         $12,588
04/30/91        $11,636         $12,185         $12,719
05/31/91        $11,698         $12,249         $12,791
06/30/91        $11,712         $12,264         $12,804
07/31/91        $11,857         $12,416         $12,942
08/31/91        $12,057         $12,626         $13,184
09/30/91        $12,238         $12,815         $13,408
10/31/91        $12,370         $12,953         $13,560
11/30/91        $12,498         $13,086         $13,719
12/31/91        $12,815         $13,419         $14,054
01/31/92        $12,668         $13,265         $13,912
02/28/92        $12,684         $13,282         $13,965
03/31/92        $12,638         $13,233         $13,908
04/30/92        $12,734         $13,334         $14,035
05/31/92        $12,917         $13,526         $14,235
06/30/92        $13,119         $13,738         $14,442
07/31/92        $13,446         $14,080         $14,710
08/31/92        $13,551         $14,190         $14,879
09/30/92        $13,803         $14,454         $15,085
10/31/92        $13,550         $14,189         $14,900
11/30/92        $13,467         $14,101         $14,834
12/31/92        $13,656         $14,299         $15,029
01/31/93        $14,008         $14,667         $15,310
02/28/93        $14,317         $14,992         $15,539
03/31/93        $14,375         $15,053         $15,598
04/30/93        $14,478         $15,160         $15,721
05/31/93        $14,431         $15,110         $15,674
06/30/93        $14,780         $15,476         $15,899
07/31/93        $14,803         $15,501         $15,932
08/31/93        $15,168         $15,883         $16,175
09/30/93        $15,253         $15,972         $16,245
10/31/93        $15,288         $16,007         $16,273
11/30/93        $15,042         $15,751         $16,195
12/31/93        $15,136         $15,850         $16,258
01/31/94        $15,333         $16,055         $16,420
02/28/94        $14,927         $15,631         $16,187
03/31/94        $14,614         $15,302         $15,960
04/30/94        $14,509         $15,193         $15,852
05/31/94        $14,515         $15,200         $15,868
06/30/94        $14,488         $15,171         $15,880
07/31/94        $14,680         $15,372         $16,077
08/31/94        $14,717         $15,412         $16,127
09/30/94        $14,557         $15,243         $15,997
10/31/94        $14,563         $15,249         $16,001
11/30/94        $14,533         $15,217         $15,921
12/31/94        $14,590         $15,277         $15,981
01/31/95        $14,756         $15,452         $16,247
02/28/95        $14,977         $15,683         $16,558
03/31/95        $15,054         $15,763         $16,648
04/30/95        $15,239         $15,957         $16,839
05/31/95        $15,821         $16,567         $17,321
06/30/95        $15,928         $16,677         $17,434
07/31/95        $15,804         $16,549         $17,445
08/31/95        $15,992         $16,745         $17,588
09/30/95        $16,169         $16,931         $17,707
10/31/95        $16,414         $17,188         $17,906
11/30/95        $16,749         $17,538         $18,129
12/31/95        $17,033         $17,835         $18,314
01/31/96        $17,088         $17,894         $18,471
02/28/96        $16,671         $17,457         $18,264
03/31/96        $16,497         $17,274         $18,176
04/30/96        $16,462         $17,238         $18,119
05/31/96        $16,460         $17,235         $18,109
06/30/96        $16,579         $17,360         $18,286
07/31/96        $16,631         $17,415         $18,342
08/31/96        $16,629         $17,413         $18,362
09/30/96        $16,815         $17,608         $18,596
10/31/96        $17,020         $17,810         $18,898
11/30/96        $17,234         $18,043         $19,131
12/31/96        $17,089         $17,881         $19,027
01/31/97        $17,136         $17,905         $19,097
02/28/97        $17,103         $17,864         $19,118
03/31/97        $16,889         $17,632         $19,021
04/30/97        $17,101         $17,848         $19,234
05/31/97        $17,220         $17,973         $19,382
06/30/97        $17,403         $18,155         $19,549
07/31/97        $17,898         $18,663         $19,916
08/31/97        $17,676         $18,422         $19,831
09/30/97        $17,940         $18,682         $20,050
10/31/97        $18,236         $18,977         $20,283
11/30/97        $18,244         $18,971         $20,329
12/31/97        $18,460         $19,181         $20,502
01/31/98        $18,751         $19,458         $20,778
02/28/98        $18,664         $19,371         $20,751
03/31/98        $18,693         $19,393         $20,820
04/30/98        $18,755         $19,448         $20,913
05/31/98        $18,909         $19,599         $21,054
06/30/98        $19,079         $19,747         $21,200
07/31/98        $19,092         $19,769         $21,284
08/31/98        $19,572         $20,239         $21,709
09/30/98        $20,241         $20,921         $22,221
10/31/98        $20,153         $20,814         $22,272
11/30/98        $20,056         $20,702         $22,189
12/31/98        $20,137         $20,773         $22,271

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          REPORT FROM THE INTERMEDIATE-TERM U.S. TREASURY FUND MANAGER

performed better than the Index for the full year, and fared worse in the fourth quarter. As interest rates declined in the first nine months of 1998, prices moved up faster on the longer duration bonds, such as those held by the Fund. In the fourth quarter the trend reversed: interest rates rose and the Fund declined faster than the Index. Our average duration has been similar to, or slightly longer than, our peers as well.
   Trading activity was light in the fourth quarter. We bought six-month U.S. Treasury Bills and 10-year U.S. Treasury Notes while maintaining an average maturity at six years. U.S. Treasury securities comprise 79% of the Fund and U.S. Government Agency Securities add another 16%.
   We expect the year ahead to be good for bonds, but not as positive as 1998. A slowing economy, low inflation, and a neutral Federal Reserve provide a strong foundation for the U.S. bond market. But there are some concerns. While the consensus of economists has been for a slowdown in the U.S. domestic economy for at least two quarters, to date there has been little evidence of slowing. Indeed, economic data released in January point to acceleration in economic growth. The Fed almost certainly will not ease again as many investors are hoping and counting on.
                                   HIGHLIGHTS
                        -------------------------------

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.22%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.68%
 WEIGHTED AVERAGE MATURITY .......................................... 6.0 YEARS
   The international situation likewise clouds the future. Persistent economic weakness in Asia could set off another flight to quality and push bond prices higher. On the other hand, strength in the new European currency, the Euro, could weaken the dollar and push bond prices lower. We are forecasting a modest increase in bond prices.
   However, given the renewed strength in the economy, we no longer feel comfortable with a duration that is 50 percent longer than the comparable index. If the economy carries interest rates higher and the Fed is unlikely to ease, we're better to err to the short side. After the end of the quarter, I restructured the portfolio to bring our average duration in line with Merrill Lynch's Intermediate-Term Treasury Index.

Ronald Spaulding
-------------------------------

Ronald Spaulding is the chief investment officer of SAFECO Corporation. In 1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an M.B.A. from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 95.5%

U.S. FEDERAL AGENCY NOTES - 16.2%
        $1,500   6.875%, due 11/22/06 ............................... $ 1,558
         1,500   6.26%, due 9/24/04 ................................... 1,578
           500   5.785%, due 4/14/08 .................................... 515
           500   5.75%, due 2/15/08 ..................................... 518

U.S. TREASURY NOTES - 68.3%
         2,200   7.75%, due 2/15/01 ................................... 2,335
         1,200   7.50%, due 11/15/01 .................................. 1,290
         2,070   7.25%, due 8/15/04 ................................... 2,328
         1,310   6.875%, due 3/31/00 .................................. 1,344
         3,900   6.50%, due 10/15/06 .................................. 4,329
         5,550   5.625%, due 5/15/08 .................................. 5,921

U.S. TREASURY BILLS / STRIPS - 11.0%
         1,500   0.00%, due 4/01/99 ................................... 1,484
         1,975   0.00%, due 2/15/07 ................................... 1,336
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ..................................... 24,536
                                                                        -----

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 3.5%

INVESTMENT COMPANIES:
          $889   SSgA Prime Money Market Portfolio ................... $  889
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 889
                                                                        -----
TOTAL INVESTMENTS - 99.0% ............................................ 25,425
Other Assets, less Liabilities .......................................... 257
                                                                        -----
NET ASSETS .......................................................... $25,682
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MANAGED BOND FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The Managed Bond Fund returned 7.87%* for Class A shares and 6.67%* for Class B shares for the year, while the average intermediate-term investment-grade debt fund returned 7.25% according to Lipper, Inc. The Fund returned -0.92%* for Class A shares and -1.13%* for Class B shares for the quarter compared to its peers 0.03%.
   The Lehman Brothers Government/Corporate Bond Index-- which incurs no fees or expenses--returned 0.13% for the quarter and 9.47% for the year. (Before fees and expenses, the Managed Bond Fund outperformed its benchmark index for the year.)
   Our underperformance of our peers during the quarter and outperformance for
the year can               [PHOTO OF MICHAEL HUGHES]

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

            WITH SALES CHARGE    WITHOUT SALES CHARGE

                      SINCE                  SINCE
            1 YEAR  INCEPTION     1 YEAR   INCEPTION
Class A     3.02%     4.98%        7.87%      5.98%
Class B     1.67%     5.18%        6.67%      5.52%

                 SAFECO           SAFECO
                MANAGED BOND    MANAGED BOND    LEHMAN BROTHERS
                   FUND            FUND           GOVERNMENT/
                 CLASS A          CLASS B       CORPORATE INDEX
02/28/94          $9,550          $10,000          $10,000
03/31/94          $9,231           $9,666           $9,755
04/30/94          $9,223           $9,657           $9,674
05/31/94          $9,232           $9,666           $9,657
06/30/94          $9,219           $9,653           $9,634
07/31/94          $9,318           $9,756           $9,827
08/31/94          $9,340           $9,780           $9,831
09/30/94          $9,266           $9,703           $9,683
10/31/94          $9,272           $9,709           $9,672
11/30/94          $9,245           $9,680           $9,655
12/31/94          $9,263           $9,699           $9,718
01/31/95          $9,386           $9,828           $9,905
02/28/95          $9,541           $9,991          $10,135
03/31/95          $9,587          $10,038          $10,203
04/30/95          $9,709          $10,167          $10,344
05/31/95         $10,059          $10,533          $10,778
06/30/95         $10,137          $10,615          $10,864
07/31/95         $10,067          $10,542          $10,822
08/31/95         $10,193          $10,673          $10,960
09/30/95         $10,305          $10,791          $11,072
10/31/95         $10,469          $10,962          $11,235
11/30/95         $10,675          $11,178          $11,420
12/31/95         $10,870          $11,382          $11,588
01/31/96         $10,887          $11,399          $11,660
02/28/96         $10,627          $11,127          $11,412
03/31/96         $10,514          $11,010          $11,317
04/30/96         $10,509          $11,004          $11,239
05/31/96         $10,513          $11,009          $11,219
06/30/96         $10,593          $11,092          $11,370
07/31/96         $10,626          $11,127          $11,396
08/31/96         $10,646          $11,147          $11,369
09/30/96         $10,733          $11,239          $11,571
10/31/96         $10,843          $11,347          $11,841
11/30/96         $10,965          $11,467          $12,058
12/31/96         $10,877          $11,368          $11,925
01/31/97         $10,884          $11,368          $11,939
02/28/97         $10,858          $11,336          $11,964
03/31/97         $10,715          $11,179          $11,822
04/30/97         $10,864          $11,327          $11,994
05/31/97         $10,946          $11,406          $12,106
06/30/97         $11,055          $11,511          $12,251
07/31/97         $11,378          $11,839          $12,626
08/31/97         $11,230          $11,664          $12,484
09/30/97         $11,397          $11,842          $12,680
10/31/97         $11,577          $12,021          $12,883
11/30/97         $11,593          $12,028          $12,952
12/31/97         $11,723          $12,154          $13,088
01/31/98         $11,917          $12,343          $13,272
02/28/98         $11,865          $12,276          $13,246
03/31/98         $11,885          $12,284          $13,287
04/30/98         $11,927          $12,303          $13,353
05/31/98         $12,066          $12,435          $13,496
06/30/98         $12,175          $12,536          $13,634
07/31/98         $12,168          $12,532          $13,645
08/31/98         $12,449          $12,798          $13,911
09/30/98         $12,763          $13,113          $14,308
10/31/98         $12,605          $12,936          $14,207
11/30/98         $12,626          $12,948          $14,292
12/31/98         $12,645          $12,965          $14,326

Graph and average annual return comparison begins February 28, 1994 (initial public offering).

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

be attributed to three things. First, the Fund's duration (sensitivity to interest rates) was somewhat longer than both its peer group and benchmark. Thus, as interest rates rose approximately 0.25% during the fourth quarter the Fund lagged. However, being longer allowed the Fund to make greater gains as rates declined overall, by roughly 1%, for the year.

   Second, the portfolio held relatively more of its assets in Treasuries, which were top bond performers in 1998. This conservative posture worked very well through the middle of
                                   HIGHLIGHTS
                        -------------------------------

                                                              PERCENT OF
BONDS BY TYPE                                                 NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Securities ............................................ 42%
Asset Backed Securities .............................................. 24
Corporate Bonds ...................................................... 33
Cash & Other .......................................................... 1
                                                                     ----
                                                                     100%
                                                                     ----
                                                                     ----

 CURRENT YIELD (30-DAY) CLASS A ......................................... 2.92%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.66%
 WEIGHTED AVERAGE MATURITY .......................................... 9.7 YEARS

October until Treasuries came down off their flight-to-quality highs, and credit sensitive instruments--particularly high quality domestic corporate bonds--outperformed. Third, the Fund's relatively high allocation to mortgage-backed securities was a drag on relative performance as this sector underperformed for both the quarter and the year.
   The year 1998 will go down as one of the most volatile bond trading years in history. At the beginning of the year, the markets were less concerned about the possible effects of the Asian debacle, and more focused on the possibility of the Fed raising interest rates. It was smooth sailing until August when Russia defaulted on its debt and triggered a surge of flight-to-quality buying into Treasuries. Volatility soared, and spread product (i.e., non-Treasury Bonds) collapsed. In an effort to support nervous markets, the Fed reduced rates three times by a total of 75 basis points over a seven-week period, thereby boosting investor confidence.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
AAA:                         81%
AA:                           4%
A:                           12%
BBB:                          2%
Cash & Other:                 1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE MANAGED BOND FUND MANAGER

   Around October, as market sentiment shifted away from the global Armageddon scenario, investors began bottom-fishing quality credits. The spread product tightened sharply, staging one of the most impressive rallies on record, while U.S. Treasuries lagged.
   Although I am concerned at the pace of spread tightening, I am encouraged by the return of liquidity to the U.S. credit markets. I expect continued improvement in spread product relative to U.S. Treasuries. However, as the year progresses, one, or more, of the many potential problems in the global economy may spur another flight to U.S. Treasuries. Given that very real possibility, I took defensive precautions during the fourth quarter. I replaced corporate bonds, international issues, and triple-B rated securities with U.S. Treasury obligations and extremely large high-quality domestic corporate bond offerings to improve our overall portfolio quality and liquidity.
   At year-end, the Fund held 42% of its assets in U.S. Treasury obligations, 24% in Asset-Backed Securities, 17% in high-grade Corporate Bonds, 16% in U.S. Agency Debentures, and 5% in cash. The portfolio's effective duration was 6.9 years at year end, longer than the duration of the Lehman Brothers Government/Corporate Bond Index at 5.6 years. The Fund is maintaining an average credit quality rating of triple-A.
   Going forward, I will continue to use a combination of active duration management, sector rotation, yield-curve positioning, and credit selection to keep us well positioned for whatever 1999 may bring.

Michael Hughes
-------------------------------
Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 24.1%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 17.2%
          $100   FHLMC REMIC 1579
                 6.55%, due 6/15/22 .................................... $101
           150   FHLMC REMIC 1587
                 6.50%, due 10/15/08 .................................... 153
            90   FNMA POOL 2494
                 8.00%, due 4/01/08 ...................................... 94
           150   FNMA REMIC 1993-11 N
                 7.35%, due 6/25/07 ..................................... 154
            75   FNMA REMIC 1992-108
                 7.00%, due 7/25/07 ...................................... 77
           125   FNMA REMIC 1993-44 PH
                 6.75%, due 5/25/19 ..................................... 126
           130   FNMA G93-33J
                 6.75%, due 6/25/22 ..................................... 133
           150   FNMA 1997-M5 C
                 6.74%, due 8/25/07 ..................................... 158
           100   FNMA REMIC 1993-23
                 6.70%, due 7/25/19 ..................................... 101
           200   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 205

FINANCE (CONSUMER) - 2.3%
            81   AFG Receivables Trust
                 6.20%, due 2/15/03 ...................................... 82
            90   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 91

FINANCE (DIVERSIFIED & BUSINESS) - 3.5%
            27   Chevy Chase Auto ABS Series 1996-1 (Class A)
                 6.60%, due 12/15/02 ..................................... 28
           125   ComEd Transitional Funding Trust
                 5.674%, due 12/16/08 ................................... 126
           104   DLJ Commercial Mortgage Corp. 1998-CF1 A1A
                 6.14%, due 10/15/06 .................................... 106

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 1.1%
          $ 85   Harley Davidson Eagle
                 6.20%, due 1/15/03 ................................... $  86
                                                                         ----
TOTAL ASSET BACKED SECURITIES ......................................... 1,821
                                                                         ----

CORPORATE BONDS - 17.0%

BANKS (MAJOR REGIONAL) - 1.4%
           100   U.S. Bancorp
                 6.75%, due 10/15/05 .................................... 105

ELECTRIC COMPANIES - 1.4%
           100   Israel Electric Corp.
                 7.125%, due 7/15/05 .................................... 103

ENGINEERING & CONSTRUCTION - 1.4%
            97   Halliburton Co.
                 6.75%, due 2/01/27 ..................................... 109

FINANCE (CONSUMER) - 1.3%
            90   Household Finance Corp.
                 7.25%, due 7/15/03 ...................................... 95

FINANCE (DIVERSIFIED & BUSINESS) - 5.8%
           110   CIT Group, Inc.
                 5.57%, due 12/08/03 .................................... 109
            50   American General Financial Corp.
                 5.75%, due 11/01/03 ..................................... 50
           105   General Motors Acceptance Corp.
                 6.875%, due 7/15/01 .................................... 108
           170   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 179

INVESTMENT BANKING/BROKERAGE - 2.4%
            95   Donaldson, Lufkin & Jenrette, Inc.
                 6.90%, due 10/01/07 ..................................... 98
            85   Merrill Lynch & Co., Inc.
                 6.00%, due 11/15/04 ..................................... 86

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (COMPUTERS & ELECTRIC) - 2.2%
          $160   Tandy Corp.
                 6.95%, due 9/1/07 .................................... $ 169

RETAIL (GENERAL MERCHANDISE) - 1.1%
            75   Sears Roebuck Acceptance Corp.
                 6.75%, due 9/15/05 ...................................... 79
                                                                         ----
TOTAL CORPORATE BONDS ................................................. 1,290
                                                                         ----

U.S. GOVERNMENT SECURITIES - 57.9%

U.S. FEDERAL AGENCY NOTES - 15.9%
            50   Federal Home Loan Mortgage Corp.
                 6.943%, due 3/21/07 ..................................... 56
           600   FNMA
                 6.62%, due 6/25/07 ..................................... 655
           500   FNMA
                 4.75%, due 11/14/03 .................................... 494
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U. S. TREASURY NOTES - 42.0%
          $895   7.50%, due 11/15/16 ................................. $1,113
            30   6.50%, due 8/15/05 ...................................... 33
           585   6.50%, due 10/15/06 .................................... 649
           100   6.375%, due 8/15/02 .................................... 106
           750   5.625%, due 5/15/08 .................................... 800
           480   4.75%, due 11/15/08 .................................... 484
                                                                         ----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 4,390
                                                                         ----

TEMPORARY INVESTMENTS - 5.2%

INVESTMENT COMPANIES:
            16   SSgA U.S. Treasury Money Market Portfolio ............... 16
           379   SSgA Prime Money Market Portfolio ...................... 379
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 395
                                                                         ----
TOTAL INVESTMENTS - 104.2% ............................................ 7,896
Liabilities, less Other Assets ........................................ (321)
                                                                         ----
NET ASSETS ........................................................... $7,575
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                OVERVIEW OF THE
                          SAFECO MUNICIPAL BOND MARKET
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   In a year characterized by excessive volatility in financial markets around the globe, the municipal bond market was range bound. The yield on long-term tax-exempt bonds varied by less than 50 basis points (0.5%) from high to low. It closed 1998 at 5.16%, only 10 basis points (0.1%) lower than it opened the year.
   The fourth quarter was even more uneventful, with long bonds trading in a 25 basis point (.25%) range. While yields on tax-exempts remained virtually unchanged, long-term U.S. Treasury Bond yields fell, pushing the ratio of tax-exempt to taxable yields as high as 105% on October 5th . The ratio remained above 100% for most of fourth quarter, during which 30-year Treasury yields hit
all-time lows.            [PHOTO OF STEPHEN C. BAUER]

   The reasons for this unusual relationship in which Treasuries yielded less than similar length munis were several. Foremost was the demand for Treasuries (with little regard for yield) from foreign buyers seeking safe haven from their battered economies, currencies, and financial markets. A second important factor was that yields available in the muni market, and subsequently demand for muni bonds, were near 20-year lows. Finally, there was supply. New issue volume was surprisingly heavy throughout 1998 as strong balance sheets enabled state and local governments to increase borrowing, and low rates encouraged them to refinance. Total new issue volume for 1998 was $284 billion, a close second to the record $292 billion of 1993, and up 29% from 1997.
   Looking forward to 1999 and seeing almost no evidence of an increase in inflation, it is hard to see what events might conspire to dramatically move long-term interest rates in either direction. Another international financial crisis and flight to quality could sharply lower U.S. Treasury yields. But the duration of such a change could be brief and the effect on other financial markets, especially municipals, might be nonexistent. I believe 1999 will be another year of modest change for municipals although they should outperform government bonds as the ratio of tax-exempt to taxable yields trends toward its historical range.

                          REPORT FROM THE FUND MANAGER
                           SAFECO MUNICIPAL BOND FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Municipal Bond Fund returned -0.17%* for Class A shares and -0.27%* for Class B shares to its peers' 0.09% for the fourth quarter of 1998. For the full year, the Fund delivered 5.75%* for Class A shares and 5.08%* for Class B shares to the competition's 5.32%, according to Lipper, Inc. The Fund's longer-term results are gratifying as well. The Fund's average annual return was 6.03%* for Class A shares and 5.72%* for Class B shares for the five year period and 8.17%* for Class A shares and 8.01%* for Class B shares for the ten year period.
   The Fund underperformed The Lehman Brothers Long Municipal Bond Index, which returned 0.28% for the quarter and 6.90% for the year. This underperformance is standard. It's nearly impossible to beat a bond index because it has no expenses, no cash and no call features.
   Since yields rose slightly during the fourth quarter, the Fund

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW - CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE YEAR ENDED DECEMBER 31, 1998

                  WITH SALES CHARGE               WITHOUT SALES CHARGE

            1 YEAR     5 YEAR     10 YEAR    1 YEAR     5 YEAR    10 YEAR
Class A      0.99%      5.05%      7.67%      5.75%      6.03%      8.17%
Class B      0.08%      5.40%      8.01%      5.08%      5.72%      8.01%

                  SAFECO         SAFECO          LEHMAN
                 MUNICIPAL      MUNICIPAL        BROTHERS
                   BOND           BOND        LONG MUNICIPAL
               FUND CLASS A   FUND CLASS B      BOND INDEX
12/31/88          9,550          10,000          10,000
01/31/89          9,770          10,231          10,235
02/28/89          9,623          10,078          10,092
03/31/89          9,624          10,077          10,100
04/30/89          9,850          10,314          10,397
05/31/89         10,035          10,507          10,637
06/30/89         10,161          10,639          10,799
07/31/89         10,265          10,748          10,942
08/31/89         10,175          10,654          10,776
09/30/89         10,166          10,645          10,743
10/31/89         10,264          10,749          10,885
11/30/89         10,450          10,942          11,116
12/31/89         10,512          11,008          11,198
01/31/90         10,390          10,880          11,085
02/28/90         10,510          11,005          11,210
03/31/90         10,495          10,990          11,221
04/30/90         10,334          10,821          11,084
05/31/90         10,661          11,163          11,397
06/30/90         10,760          11,267          11,509
07/31/90         10,966          11,482          11,712
08/31/90         10,681          11,184          11,434
09/30/90         10,661          11,162          11,416
10/31/90         10,863          11,376          11,658
11/30/90         11,165          11,692          11,953
12/31/90         11,212          11,741          12,006
01/31/91         11,390          11,926          12,167
02/28/91         11,438          11,977          12,252
03/31/91         11,453          11,993          12,282
04/30/91         11,645          12,194          12,472
05/31/91         11,762          12,317          12,619
06/30/91         11,722          12,274          12,595
07/31/91         11,908          12,470          12,790
08/31/91         12,090          12,659          12,973
09/30/91         12,283          12,862          13,162
10/31/91         12,414          12,999          13,299
11/30/91         12,374          12,957          13,315
12/31/91         12,757          13,358          13,632
01/31/92         12,647          13,242          13,624
02/28/92         12,679          13,276          13,646
03/31/92         12,663          13,260          13,680
04/30/92         12,783          13,385          13,811
05/31/92         12,999          13,611          14,013
06/30/92         13,279          13,905          14,284
07/31/92         13,791          14,440          14,807
08/31/92         13,509          14,145          14,609
09/30/92         13,535          14,172          14,674
10/31/92         13,240          13,863          14,429
11/30/92         13,644          14,288          14,835
12/31/92         13,874          14,527          15,027
01/31/93         14,008          14,668          15,169
02/28/93         14,614          15,303          15,874
03/31/93         14,385          15,063          15,683
04/30/93         14,583          15,270          15,898
05/31/93         14,666          15,357          16,029
06/30/93         14,968          15,672          16,331
07/31/93         14,909          15,613          16,347
08/31/93         15,306          16,027          16,766
09/30/93         15,478          16,206          16,999
10/31/93         15,520          16,251          17,031
11/30/93         15,323          16,046          16,825
12/31/93         15,630          16,367          17,259
01/31/94         15,820          16,565          17,463
02/28/94         15,352          16,074          16,884
03/31/94         14,572          15,258          15,876
04/30/94         14,586          15,273          15,999
05/31/94         14,761          15,456          16,186
06/30/94         14,597          15,286          15,992
07/31/94         14,934          15,637          16,403
08/31/94         14,944          15,648          16,437
09/30/94         14,576          15,262          16,056
10/31/94         14,264          14,935          15,563
11/30/94         13,971          14,629          15,152
12/31/94         14,341          15,016          15,690
01/31/95         14,869          15,569          16,380
02/28/95         15,493          16,223          17,047
03/31/95         15,606          16,341          17,252
04/30/95         15,583          16,317          17,244
05/31/95         16,307          17,076          17,978
06/30/95         15,958          16,710          17,646
07/31/95         16,034          16,790          17,737
08/31/95         16,242          17,007          17,987
09/30/95         16,363          17,134          18,128
10/31/95         16,705          17,493          18,567
11/30/95         17,168          17,977          19,046
12/31/95         17,421          18,242          19,343
01/31/96         17,478          18,301          19,426
02/28/96         17,285          18,099          19,189
03/31/96         16,890          17,686          18,838
04/30/96         16,763          17,553          18,762
05/31/96         16,790          17,582          18,772
06/30/96         17,038          17,841          19,061
07/31/96         17,247          18,059          19,250
08/31/96         17,186          17,996          19,225
09/30/96         17,533          18,359          19,651
10/31/96         17,736          18,559          19,891
11/30/96         18,139          18,959          20,319
12/31/96         17,975          18,777          20,197
01/31/97         17,880          18,669          20,156
02/28/97         18,059          18,848          20,374
03/31/97         17,744          18,509          20,022
04/30/97         17,948          18,728          20,258
05/31/97         18,257          19,026          20,651
06/30/97         18,466          19,247          20,915
07/31/97         19,225          20,017          21,677
08/31/97         18,886          19,654          21,388
09/30/97         19,127          19,909          21,696
10/31/97         19,282          20,047          21,883
11/30/97         19,419          20,181          22,078
12/31/97         19,803          20,570          22,482
01/31/98         19,983          20,736          22,722
02/28/98         19,962          20,708          22,711
03/31/98         19,970          20,693          22,743
04/30/98         19,783          20,491          22,620
05/31/98         20,191          20,917          23,063
06/30/98         20,324          21,030          23,162
07/31/98         20,350          21,046          23,216
08/31/98         20,703          21,400          23,631
09/30/98         20,978          21,674          23,960
10/31/98         20,843          21,536          23,883
11/30/98         20,945          21,616          24,005
12/31/98         20,942          21,616          24,029

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

underperformed its peers over the three-month period. Our longer-than-average maturity generally results in below-average returns when yields rise and prices fall. However, it helps us outperform when yields decline. As our one, three, five and 10-year results attest, our strategy of staying fully invested in long, deep-discounted bonds has paid off.
   After a year of looking, I found, in December, two opportunities to add yield to the Fund. The first was the Indiana Development Finance Authority, issuing bonds on behalf of USX Corporation, the holding company for U.S. Steel and Marathon Oil. This credit is rated Baa2 by Moody's and BBB- by Standard & Poors and came at a yield of 5.60% One week later, the Muni Bond Fund bought Vancouver Housing Authority 5.65%, due 3/1/31, at a discount to yield 5.75%. Although this issue is non-rated, the credit is sound, backed by the general credit of the Housing Authority and a first mortgage pledge.
   With the exception of these two issues, which were priced at or near par, I have emphasized deeper discount bonds during 1998 and I expect to continue that strategy in 1999. The additional call protection that is provided by deep discount bonds could prove to be extremely beneficial if yields drop.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
AAA:                      43%
AA:                       20%
A:                        21%
BBB:                      13%
B:                         1%
Not Rated:                 1%
Cash & Other:              1%

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                                  PERCENT OF
TOP FIVE STATES                                                   NET ASSETS
----------------------------------------------------------------------------
California ............................................................. 18%
Washington .............................................................. 14
Texas ................................................................... 10
Indiana .................................................................. 8
New York ................................................................. 6

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.61%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.16%
 WEIGHTED AVERAGE MATURITY ......................................... 24.5 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll Road
  Revenue ............................................................. 4.4%
Illinois Educational Facilties Authority Adjustable Demand Revenue
  (University of Chicago) .............................................. 3.6
Wyoming Community Develpoment
  Authority Housing Revenue ............................................ 3.5
Indiana State Development Finance Authority Environmental Revenue ...... 3.2
Alaska Housing Finance Corp. (General Housing Purpose) ................. 3.1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 99.0%

ALABAMA - 1.7%
       $ 2,000   Alabama Special Care, Facilities Financing Authority of
                 Birmingham (Daughters of Charity, Providence Hospital and
                 St. Vincent's Hospital)
                 5.00%, due 11/01/25 ................................ $ 1,951
         1,310   Board of Trustees Alabama Agriculture and Mechanical
                 University Revenue
                 5.50%, due 11/01/20 [MBIA] ........................... 1,447
         1,000   Citronelle Industrial Development Board Pollution Control
                 Revenue
                 8.00%, due 12/01/12 .................................. 1,063
         4,250   Jefferson County Sewer Revenue
                 5.70%, due 2/01/20 [FGIC] ............................ 4,533

ALASKA - 3.2%
        17,000   Alaska Housing Finance Corp. (General Housing Purpose)
                 5.00%, due 12/01/18 ................................. 16,936
           270   Alaska Housing Finance Corp. Collateralized (Veterans
                 Mortgage Program)
                 6.50%, due 6/01/31 ..................................... 278

ARIZONA - 1.7%
         9,800   Phoenix Civic Improvement Corp. Wastewater System Lease
                 Revenue
                 4.75%, due 7/01/23 ................................... 9,389

CALIFORNIA - 18.4%
         1,500   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 ................................... 1,430
         2,500   Los Angeles County Certificates of Participation (Disney
                 Parking Project)
                 5.50%, due 9/01/21 ................................... 2,667

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
       $13,000   Los Angeles Department of Water and Power Electric Plant
                 Revenue
                 5.25%, due 11/15/26 ................................ $13,194
         5,000   Los Angeles Wastewater System Revenue
                 4.70%, due 11/01/19 [FGIC] ........................... 4,804
         2,200   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.75%, due 3/01/14 ................................... 2,232
                 Northern California Power Agency Geothermal Project Revenue
         1,700   5.00%, due 7/01/09 ................................... 1,701
         3,550   / /5.00%, due 7/01/09 (Prerefunded 7/01/08@100) ...... 3,781
                 Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
        11,995   5.80%, due 8/01/34 [FSA] ............................ 13,268
         6,400   4.625%, due 8/01/21 [AMBAC] .......................... 6,019
         2,000   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 1,951
         8,750   Sacramento County Sanitation District Finance Authority
                 Revenue
                 4.75%, due 12/01/23 .................................. 8,309
         1,700   San Francisco City and County Redevelopment Financing
                 Authority Tax Allocation Revenue
                 4.75%, due 8/01/18 [FGIC] ............................ 1,663
         8,010   San Joaquin County Public Facilities Financing Corp.
                 Certificates of Participation Capital Facilities Project
                 4.75%, due 11/15/19 [MBIA] ........................... 7,702
        25,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 .................................. 23,938

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
                 Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
       $ 4,085   / /5.50%, due 7/01/20 (Prerefunded 7/01/00@100) .... $ 4,221
         3,165   5.50%, due 7/01/20 ................................... 3,193

COLORADO - 0.2%
         1,000   Colorado Housing Finance Authority Multi-Family Mortgage
                 Revenue
                 8.30%, due 10/01/23 .................................. 1,122

DISTRICT OF COLUMBIA - 4.5%
        10,000   District of Columbia General Obligation
                 5.25%, due 6/01/27 [MBIA] ........................... 10,119
        15,000   Washington Convention Center Authority Dedicated Tax Revenue
                 4.75%, due 10/01/28 [AMBAC] ......................... 14,026

FLORIDA - 0.5%
         2,750   Mid-Bay Bridge Authority Revenue
                 6.05%, due 10/01/22 .................................. 2,951

GEORGIA - 2.2%
         6,750   Atlanta Water and Sewage Revenue
                 4.50%, due 1/01/18 ................................... 6,292
         5,000   Municipal Electric Authority Project One Special Obligation
                 Fourth Crossover Series
                 6.50%, due 1/01/20 ................................... 5,860

ILLINOIS - 5.6%
        17,500   Illinois Educational Facilities Authority Adjustable Demand
                 Revenue (University of Chicago)
                 5.70%, due 12/01/25 ................................. 19,227
         5,000   Metropolitan Pier and Exposition Authority McCormick Place
                 Convention Complex Hospitality Facilities Revenue
                 7.00%, due 7/01/26 ................................... 6,148
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ILLINOIS (CONTINUED)
       $ 4,770   University of Illinois Auxiliary Facilities System Revenue
                 5.75%, due 4/01/22 ................................. $ 4,992

INDIANA - 8.2%
           200   Beech Grove Economic Development Revenue (Westvaco Corp.)
                 8.75%, due 7/01/10 ..................................... 204
        11,000   / /East Chicago Elementary School Building Corp. First
                 Mortgage
                 7.00%, due 1/15/16 (Prerefunded 1/15/03@102) ........ 12,493
         7,715   Hammond Multi-School Building Corp. First Mortgage Revenue
                 6.20%, due 7/10/15 ................................... 8,251
        17,550   Indiana State Development Finance Authority Environmental
                 Revenue
                 5.60%, due 12/01/32 ................................. 17,417
         6,450   Indianapolis Gas Utility System Revenue
                 4.00%, due 6/01/11 [FGIC] ............................ 6,221

KENTUCKY - 2.2%
        12,000   Louisville and Jefferson Counties Metropolitan Sewer
                 District Sewer and Drain System Revenue
                 5.00%, due 5/15/30 [FGIC] ........................... 11,831

MARYLAND - 1.8%
         5,125   Baltimore Project and Revenue (Water Projects)
                 5.00%, due 7/01/24 [FGIC] ............................ 5,195
         5,000   Maryland Health and Higher Educational Facilities Authority
                 Revenue (University of Maryland Medical System)
                 4.75%, due 7/01/23 [FGIC] ............................ 4,743

MASSACHUSETTS - 3.8%
         8,295   Massachusetts Bay Transportation Authority General
                 Transportation System
                 5.00%, due 3/01/27 [FGIC] ............................ 8,147

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)
        $5,140   Massachusetts Housing Finance Agency (Rental Housing and
                 Mortgage Revenue)
                 6.20%, due 7/01/38 [AMBAC] .......................... $5,516
                 Massachusetts Water Resources Authority General Revenue
         4,500   6.00%, due 4/01/20 ................................... 4,650
         2,500   4.75%, due 12/01/23 .................................. 2,344

MICHIGAN - 1.3%
         5,250   Detroit Water Supply System Revenue
                 4.75%, due 7/01/19 [FGIC] ............................ 5,024
         2,000   University of Michigan Hospital Revenue
                 6.375%, due 12/01/24 ................................. 2,110

MISSOURI - 1.9%
         5,000   Missouri Health and Education Facilities Authority
                 Educational Facilities Revenue
                 5.00%, due 11/15/37 .................................. 4,858
         5,000   University of Missouri System Facilities Revenue
                 5.80%, due 11/01/27 .................................. 5,404

NEW JERSEY - 0.3%
         1,275   / /New Jersey Turnpike Authority Revenue
                 10.375%, due 1/01/03 (Escrowed to Maturity) .......... 1,449

NEW MEXICO - 0.5%
         2,500   Farmington Collateralized Pollution Control Revenue (Tucson
                 Gas and Electric Co.)
                 6.10%, due 1/01/08 ................................... 2,501

NEW YORK - 6.3%
         4,025   Long Island Power Authority Electric System General Revenue
                 5.25%, due 12/01/26 .................................. 4,038
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
NEW YORK (CONTINUED)
                 New York City Municipal Water Finance Authority Water and
                 Sewer System Revenue
        $2,205   6.00%, due 6/15/19 ................................. $ 2,234
         2,100   5.00%, due 6/15/17 [FGIC] ............................ 2,100
                 New York Dormitory Authority State University Educational
                 Facilities Revenue
         4,400   7.50%, due 5/15/11 ................................... 5,487
         5,250   7.50%, due 5/15/13 ................................... 6,735
         5,500   5.25%, due 5/15/15 ................................... 5,782
         1,500   5.00%, due 7/01/15 ................................... 1,505
         6,500   Urban Development Corp. Correctional Facilities Revenue
                 5.375%, due 1/01/25 .................................. 6,581

NORTH CAROLINA - 2.2%
        11,000   North Carolina Eastern Municipal Power Agency Power System
                 Revenue
                 6.00%, due 1/01/22 .................................. 11,863

OKLAHOMA - 1.2%
         5,590   McGee Creek Authority Water Revenue
                 6.00%, due 1/01/23 [MBIA] ............................ 6,418

PENNSYLVANIA - 0.9%
         5,000   Centre County University Area Joint Authority Sewer Revenue
                 4.75%, due 11/01/20 [MBIA] ........................... 4,755

SOUTH CAROLINA - 1.2%
           945   Charleston County Pollution Control Facilities Revenue
                 5.90%, due 8/01/03 ..................................... 946
         5,500   Pickens and Richland Counties Hospital Facilities Revenue
                 5.75%, due 8/01/21 [AMBAC] ........................... 5,639

TEXAS - 10.0%
         7,000   Austin Combined Utility Revenue
                 4.25%, due 5/15/28 [MBIA] ............................ 6,118

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
TEXAS (CONTINUED)
       $10,000   Austin Combined Utility System Revenue
                 12.50%, due 11/15/07 [MBIA] ........................ $15,884
                 Austin Water, Sewer and Electric Revenue
            20   / /14.00%, due 11/15/01 (Prerefunded 5/15/99@100) ....... 21
         3,350   14.00%, due 11/15/01 (Prerefunded various dates) ..... 3,874
            60   / /14.00%, due 11/15/01 (Escrowed to Maturity) .......... 64
         1,535   / /Coastal Industrial Water Authority Water Revenue
                 5.50%, due 12/15/09 .................................. 1,569
         2,000   Houston Water and Sewer System Junior Lien Revenue
                 5.375%, due 12/01/27 [FGIC] .......................... 2,059
        15,000   Matagorda County Navigation District #1
                 5.15%, due 11/01/29 [MBIA] .......................... 14,953
         2,260   Texas Municipal Power Agency Revenue
                 5.50%, due 9/01/13 [FGIC] ............................ 2,264
         7,500   Waco Texas Health Facilities Development Corp. Hospital
                 Revenue
                 5.00%, due 11/01/25 .................................. 7,200

UTAH - 0.4%
         1,900   Intermountain Power Agency Power Supply Revenue
                 6.00%, due 7/01/23 ................................... 1,918

VIRGINIA - 1.6%
         1,055   / /Richmond Metropolitan Expressway Authority Revenue
                 5.60%, due 1/15/13 (Escrowed to Maturity) ............ 1,056
         8,000   Upper Occoquan Sewage Authority Regional Sewerage System
                 Revenue
                 4.75%, due 7/01/29 [MBIA] ............................ 7,593
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

WASHINGTON - 13.5%
        $7,000   CDP-King County III Lease Revenue (King Street Center
                 Project)
                 5.25%, due 6/01/26 [MBIA] ........................... $7,078
                 Douglas County Public Utility District #1 Wells
                 Hydroelectric Revenue
         5,055   8.75%, due 9/01/18 ................................... 6,638
         2,200   / /8.75%, due 9/01/18 (Prerefunded 9/01/06@106) ...... 2,965
         2,500   Everett School District #2 Snohomish County Unlimited Tax
                 General Obligation
                 6.20%, due 12/01/12 [MBIA] ........................... 2,807
         2,200   King County Housing Authority Pooled Housing Revenue
                 6.80%, due 3/01/26 ................................... 2,362
         1,650   King County Limited Tax General Obligation (Various Purpose)
                 4.75%, due 1/01/19 ................................... 1,584
         2,255   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.50%, due 9/01/17 [AMBAC] ........................... 2,296
         4,800   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................. 5,031
         4,000   Port of Seattle Revenue
                 6.00%, due 12/01/14 [AMBAC] .......................... 4,193
         2,944   Seattle Housing Authority Low Income Housing Revenue (Mt
                 Zion Project)
                 6.60%, due 8/20/38 ................................... 3,285
         5,940   Vancouver Washington Housing Authority Revenue (Springbrook
                 Square)
                 5.65%, due 3/01/31 ................................... 5,836
         3,000   Washington Health Care Facilities Authority Revenue (Fred
                 Hutchinson Cancer Research Center)
                 7.375%, due 1/01/18 .................................. 3,249

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
WASHINGTON (CONTINUED)
       $10,000   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical Center)
                 5.25%, due 11/15/26 [AMBAC] ....................... $ 10,043
         8,500   Washington Public Power Supply System Nuclear Project #1
                 Revenue
                 6.00%, due 7/01/17 ................................... 8,822
         4,000   Washington Public Power Supply System Nuclear Project #2
                 Revenue
                 6.30%, due 7/01/12 ................................... 4,628
         2,610   Washington Public Power Supply System Nuclear Project #3
                 Revenue
                 5.50%, due 7/01/18 ................................... 2,624

WISCONSIN - 0.2%
         1,000   Wisconsin Health and Educational Facilities Authority
                 Revenue
                 6.00%, due 10/01/12 [MBIA] ........................... 1,019

WYOMING - 3.5%
        18,375   Wyoming Community Development Authority Housing Revenue
                 5.60%, due 6/01/29 .................................. 18,873
                                                                       ------
TOTAL BONDS ......................................................... 536,754
                                                                       ------
TEMPORARY INVESTMENTS - 0.3%
INVESTMENT COMPANIES:
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $1,431   Federated Tax-Exempt Money Market Fund, Inc.  ...... $ 1,431
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 1,431
                                                                       ------
TOTAL INVESTMENTS - 99.3% ........................................... 538,185
Other Assets, less Liabilities ........................................ 3,996
                                                                       ------
NET ASSETS ......................................................... $542,181
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA].......................      16.0%
Financial Guaranty Insurance Corp.
[FGIC].............................       10.9
AMBAC Indemnity Corp. [AMBAC]......        8.9
Financial Security Assurance, Inc.
[FSA]..............................        2.5
                                          ----
                                         38.3%
                                          ----
                                          ----

/ /Prerefunded bonds are collateralized by securities (generally U.S. Treasury
   Securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the fourth quarter 1998, the SAFECO California Fund returned -0.29%* for Class A shares and -0.44%* for Class B shares to its peer funds' 0.01%, according to Lipper, Inc. For the year, the Fund delivered 5.73%* for Class A shares and 4.98%* for Class B shares to the competition's 5.77%.
   The Fund underperformed the Lehman Brothers Long Municipal Bond Index, which returned 0.28% for the quarter and 6.90% for the year, but this is standard. It's nearly impossible to beat a bond index because it has no expenses, no cash and no call features.
   Since yields rose slightly during the fourth quarter, the Fund underperformed its peers over the three-month period. Our longer-than-average maturity generally results in below-average returns when yields rise and prices fall.

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1998

                   WITH SALES CHARGE            WITHOUT SALES CHARGE

            1 YEAR      5 YEAR    10 YEAR   1 YEAR    5 YEAR    10 YEAR
Class A      0.97%       5.71%     7.88%     5.73%     6.69%     8.38%
Class B     (0.02)%      6.01%     8.20%     4.98%     6.32%     8.20%

                 SAFECO        SAFECO
               CALIFORNIA    CALIFORNIA
                 TAX-FREE     TAX-FREE    LEHMAN BROTHERS
               INCOME FUND  INCOME FUND   LONG MUNICIPAL
                 CLASS A      CLASS B       BOND INDEX
12/31/88         9,550         10,000         10,000
01/31/89         9,779         10,240         10,235
02/28/89         9,638         10,092         10,092
03/31/89         9,633         10,087         10,100
04/30/89         9,857         10,321         10,397
05/31/89        10,058         10,532         10,637
06/30/89        10,165         10,644         10,799
07/31/89        10,282         10,766         10,942
08/31/89        10,157         10,635         10,776
09/30/89        10,153         10,632         10,743
10/31/89        10,252         10,735         10,885
11/30/89        10,434         10,927         11,116
12/31/89        10,496         10,991         11,198
01/31/90        10,380         10,869         11,085
02/28/90        10,507         11,001         11,210
03/31/90        10,487         10,981         11,221
04/30/90        10,328         10,814         11,084
05/31/90        10,644         11,146         11,397
06/30/90        10,746         11,253         11,509
07/31/90        10,951         11,467         11,712
08/31/90        10,678         11,181         11,434
09/30/90        10,663         11,165         11,416
10/31/90        10,932         11,447         11,658
11/30/90        11,188         11,714         11,953
12/31/90        11,228         11,757         12,006
01/31/91        11,399         11,936         12,167
02/28/91        11,433         11,973         12,252
03/31/91        11,408         11,946         12,282
04/30/91        11,585         12,131         12,472
05/31/91        11,698         12,249         12,619
06/30/91        11,641         12,190         12,595
07/31/91        11,820         12,377         12,790
08/31/91        11,983         12,547         12,973
09/30/91        12,201         12,776         13,162
10/31/91        12,332         12,914         13,299
11/30/91        12,263         12,841         13,315
12/31/91        12,637         13,233         13,632
01/31/92        12,594         13,187         13,624
02/28/92        12,597         13,190         13,646
03/31/92        12,598         13,192         13,680
04/30/92        12,690         13,288         13,811
05/31/92        12,882         13,489         14,013
06/30/92        13,135         13,754         14,284
07/31/92        13,579         14,219         14,807
08/31/92        13,319         13,946         14,609
09/30/92        13,415         14,046         14,674
10/31/92        13,041         13,657         14,429
11/30/92        13,470         14,105         14,835
12/31/92        13,648         14,291         15,027
01/31/93        13,790         14,440         15,169
02/28/93        14,415         15,094         15,874
03/31/93        14,221         14,891         15,683
04/30/93        14,429         15,109         15,898
05/31/93        14,489         15,171         16,029
06/30/93        14,759         15,455         16,331
07/31/93        14,740         15,434         16,347
08/31/93        15,155         15,869         16,766
09/30/93        15,339         16,061         16,999
10/31/93        15,338         16,061         17,031
11/30/93        15,100         15,812         16,825
12/31/93        15,453         16,182         17,259
01/31/94        15,684         16,423         17,463
02/28/94        15,272         15,991         16,884
03/31/94        14,500         15,184         15,876
04/30/94        14,449         15,129         15,999
05/31/94        14,584         15,271         16,186
06/30/94        14,444         15,125         15,992
07/31/94        14,779         15,475         16,403
08/31/94        14,774         15,470         16,437
09/30/94        14,399         15,077         16,056
10/31/94        14,051         14,712         15,563
11/30/94        13,791         14,441         15,152
12/31/94        14,032         14,693         15,690
01/31/95        14,676         15,367         16,380
02/28/95        15,393         16,119         17,047
03/31/95        15,518         16,249         17,252
04/30/95        15,449         16,177         17,244
05/31/95        16,320         17,089         17,978
06/30/95        15,821         16,567         17,646
07/31/95        15,892         16,641         17,737
08/31/95        16,142         16,903         17,987
09/30/95        16,266         17,034         18,128
10/31/95        16,699         17,486         18,567
11/30/95        17,312         18,128         19,046
12/31/95        17,700         18,534         19,343
01/31/96        17,636         18,467         19,426
02/28/96        17,412         18,232         19,189
03/31/96        16,895         17,691         18,838
04/30/96        16,744         17,532         18,762
05/31/96        16,759         17,549         18,772
06/30/96        17,088         17,893         19,061
07/31/96        17,284         18,099         19,250
08/31/96        17,241         18,053         19,225
09/30/96        17,654         18,486         19,651
10/31/96        17,871         18,702         19,891
11/30/96        18,353         19,179         20,319
12/31/96        18,153         18,958         20,197
01/31/97        17,958         18,743         20,156
02/28/97        18,165         18,949         20,374
03/31/97        17,759         18,513         20,022
04/30/97        18,027         18,782         20,258
05/31/97        18,371         19,129         20,651
06/30/97        18,644         19,395         20,915
07/31/97        19,615         20,377         21,677
08/31/97        19,179         19,929         21,388
09/30/97        19,441         20,188         21,696
10/31/97        19,604         20,346         21,883
11/30/97        19,794         20,531         22,078
12/31/97        20,202         20,941         22,482
01/31/98        20,414         21,147         22,722
02/28/98        20,370         21,089         22,711
03/31/98        20,348         21,050         22,743
04/30/98        20,106         20,787         22,620
05/31/98        20,606         21,292         23,063
06/30/98        20,678         21,353         23,162
07/31/98        20,691         21,353         23,216
08/31/98        21,094         21,756         23,631
09/30/98        21,422         22,081         23,960
10/31/98        21,279         21,923         23,883
11/30/98        21,442         22,082         24,005
12/31/98        21,359         21,984         24,029

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                REPORT FROM THE CALIFORNIA TAX-FREE FUND MANAGER

However, it helps us outperform when yields decline. Over the last one, three, five and 10-years, our strategy of staying fully invested in long, deep-discount bonds has paid off.
   During 1998 the California Fund grew from $89 million to $114 million and I carried more cash than I like as I waited for an attractive offering to appear. I was able to add call protection to the Fund throughout the year by selling par bonds and buying bonds at the deepest discounts available, but I never did find any of the lower-rated, higher-yielding bonds at favorable spreads to high grades that I favor. Perhaps next year. We ended this last one with an average maturity of 25.3 years and 1.6% cash.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
AAA:                       67%
AA:                         3%
A:                         12%
BBB:                       16%
Cash & Other:               2%

Stephen C. Bauer
-------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS
       ------------------------------------------------------------------

                                                               PERCENT OF
TOP FIVE TYPE OF BONDS                                         NET ASSETS
-------------------------------------------------------------------------
Local General Obligation - Limited Tax .............................. 16%
Utilities - Water .................................................... 12
Utilities - Sewer .................................................... 12
Lease Rental ......................................................... 10
Hospital .............................................................. 9

 CURRENT YIELD (30-DAY) CLASS A ......................................... 3.49%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 3.04%
 WEIGHTED AVERAGE MATURITY ......................................... 25.3 YEARS

                                                               PERCENT OF
TOP FIVE HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
East Bay Municipal Utility Water
  System Revenue ................................................... 5.0%
Thousand Oaks Certificates of Participation
  Wastewater System Revenue ......................................... 4.6
Los Angeles Wastewater System
  Revenue ........................................................... 4.4
Airports Commission City and County of
  San Francisco International Airport Revenue 4.3
Sacramento City Financing Authority Lease
  Revenue (Cal EPA Building) ........................................ 4.2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 97.5%
        $5,000   Airports Commission City and County of San Francisco
                 International Airport Revenue
                 4.90%, due 5/01/19
                 [MBIA] .............................................. $4,950
         4,750   Arcade Water District Water Revenue
                 5.00%, due 11/01/27
                 [FGIC] ............................................... 4,714
         4,000   California Educational Facilities Authority Revenue
                 (Institute of Technology)
                 4.50%, due 10/01/28 .................................. 3,696
                 California Health Facilities Financing Authority Insured
                 Health Facility Revenue (Catholic Health Care West)
                 4.75%, due 7/01/19
                 [MBIA] ............................................... 2,164
         2,250
         2,500   5.125%, due 7/01/24 .................................. 2,505
         3,715   California Statewide Communities Development Authority
                 Certificates of Participation (Childrens Hospital of Los
                 Angeles)
                 4.75%, due 6/01/21
                 [MBIA] ............................................... 3,542
            20   Concord Redevelopment Agency Tax Allocation Central Concord
                 Redevelopment Project
                 8.00%, due 7/01/18 ...................................... 21
         3,750   Culver City Redevelopment Financing Authority Tax Allocation
                 Revenue
                 4.60%, due 11/01/20
                 [AMBAC] .............................................. 3,537
         6,000   East Bay Municipal Utility District Water System Revenue
                 (Alameda and Contra Costa Countries)
                 4.75%, due 6/01/34
                 [MBIA] ............................................... 5,714

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $4,195   Foothill/Eastern Transportation Corridor Agency Toll Road
                 Revenue
                 5.00%, due 1/01/35 .................................. $4,000
           670   Inglewood Insured Hospital Revenue (Daniel Freeman Hospital)
                 6.75%, due 5/01/13 ..................................... 731
         1,200   / /Los Angeles Convention and Exhibition Center Authority
                 Certificates of Participation
                 9.00%, due 12/01/20 (Prerefunded 12/01/05@100) ....... 1,569
         3,800   Los Angeles Department of Water and Power Waterworks Revenue
                 4.75%, due 11/15/19 [FGIC] ........................... 3,673
         5,000   Los Angeles Wastewater System Revenue
                 5.00%, due 6/01/28 [FGIC] ............................ 4,962
         3,585   Metropolitan Water District of Southern California
                 Waterworks Revenue
                 5.00%, due 7/01/37 ................................... 3,531
                 Northern California Power Agency Geothermal Project Revenue
           810   5.00%, due 7/01/09 ..................................... 810
         1,690   / /5.00%, due 7/01/09 (Prerefunded 7/01/08@100) ...... 1,800
                 Palm Desert Financing Authority Tax Allocation Revenue
         2,595   5.625%, due 4/01/23 [MBIA] ........................... 2,758
         4,260   5.10%, due 10/01/27 [MBIA] ........................... 4,275
         2,350   Palomar Pomerado Health System California Insured Revenue
                 4.75%, due 11/01/23 [MBIA] ........................... 2,235
         4,435   Pittsburg Redevelopment Agency Los Medanos Community
                 Development Project Tax Allocation
                 4.625%, due 8/01/21 [AMBAC] .......................... 4,171

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
                 Pleasanton Joint Powers Financing Authority Reassessment
                 Revenue
        $1,585   6.20%, due 9/02/17 .................................. $1,685
         1,760   6.15%, due 9/02/12 ................................... 1,893
         4,900   Redding Joint Powers Financing Authority Solid Waste and
                 Corporation Yard Revenue
                 5.00%, due 1/01/23 ................................... 4,780
         2,000   Riverside County Certificates of Participation (Capital
                 Projects)
                 6.125%, due 11/01/21 ................................. 2,176
         5,000   Sacramento City Financing Authority Lease Revenue (Cal EPA
                 Building)
                 4.75%, due 5/01/23 [AMBAC] ........................... 4,793
         2,500   San Bernardino County Cerificates of Participation (Medical
                 Center Financing Project)
                 5.50%, due 8/01/24 ................................... 2,579
         1,000   San Francisco Bay Area Rapid Transit District Revenue 5.00%,
                 due 7/01/28 [AMBAC] .................................... 994
         4,000   San Gabriel Valley School Finance Authority Revenue (Pamona
                 Unified School District)
                 5.50%, due 2/01/24 ................................... 4,121
         5,000   San Joaquin Hills Transportation Corridor Agency Senior Lien
                 Toll Road Revenue
                 5.00%, due 1/01/33 ................................... 4,788
         4,000   San Jose Redevelopment Agency (Merged Area Redevelopment
                 Project Tax Allocation)
                 4.75%, due 8/01/22 ................................... 3,809
         3,000   Santa Rosa Wastewater Revenue (Subregional Wastewater
                 Project)
                 5.00%, due 9/01/22 [FGIC] ............................ 2,979
         1,335   Southern California Public Power Authority Power Project
                 Revenue (Multiple Projects)
                 5.50%, due 7/01/20 ................................... 1,347
           900   Stanislaus Waste to Energy Financing Agency Solid Waste
                 Facility Revenue
                 7.625%, due 1/01/10 .................................... 941
                 State of California General Obligation Bonds
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
        $2,500   5.625%, due 09/01/24 ................................ $2,666
         1,075   5.625%, due 10/01/23 [FGIC] .......................... 1,137
         5,335   Thousand Oaks Certificate of Participation Wastewater System
                 Revenue
                 4.875%, due 10/01/23 [FSA] ........................... 5,211
                                                                       ------
TOTAL BONDS ......................................................... 111,257
                                                                       ------

TEMPORARY INVESTMENTS - 1.6%

INVESTMENT COMPANIES:
         1,830   SEI Tax Exempt Trust Institutional Tax Free
                 Portfolio ............................................ 1,830
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 1,830
                                                                       ------
TOTAL INVESTMENTS - 99.1% ........................................... 113,087
Other Assets, less Liabilities .......................................... 975
                                                                       ------
NET ASSETS ......................................................... $114,062
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at the period end are as follows:

Municipal Bond Investors Assurance
Corp. [MBIA].......................      22.7%
Financial Guaranty Insurance Co.
[FGIC].............................       15.4
AMBAC Indemnity Corp. [AMBAC]......       11.9
Financial Security Assurance, Inc.
[FSA]..............................        4.6
                                          ----
                                         54.6%
                                          ----
                                          ----

/ /Prerefunded bonds are collateralized by securities (generally U.S. Treasury
   Securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          THE SAFECO WASHINGTON STATE
                              MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Washington State Municipal Bond Fund returned 5.36%* for Class A shares and 4.55%* for Class B shares, while Lipper, Inc.'s average Washington State Municipal Bond Fund returned 5.78% for the year. For the fourth quarter the Fund returned -0.35%* for Class A shares and -0.50%* for
                          [PHOTO OF BEVERLY R. DENNY]
Class B shares, while the peer group returned 0.04%. The Fund's longer duration (sensitivity to interest rates) will typically cause the Fund to lag as rates increase, and to outperform as rates fall and the market rallies as it did for the year.

   Lehman Brothers Long Municipal Bond Index shows three-

*Not including the effects of sales charges.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERFORMANCE OVERVIEW -- CLASS A AND CLASS B SHARES

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 1998

                       WITH SALES CHARGE           WITHOUT SALES CHARGE

                                     SINCE                         SINCE
                1 YEAR     5 YEAR  INCEPTION*  1 YEAR   5 YEAR   INCEPTION*
Class A          0.62%     4.27%     5.08%     5.36%     5.24%     5.93%
Class B         -0.45%     4.57%     5.50%     4.55%     4.90%     5.63%

                 SAFECO         SAFECO
                WASHINGTON     WASHINGTON
                  STATE          STATE
                MUNICIPAL      MUNICIPAL     LEHMAN BROTHERS
                BOND FUND      BOND FUND     LONG MUNICIPAL
                 CLASS A        CLASS B        BOND INDEX
03/31/93         $9,550         $10,000         $10,000
04/30/93         $9,612         $10,065         $10,137
05/31/93         $9,653         $10,107         $10,221
06/30/93         $9,885         $10,350         $10,413
07/31/93         $9,855         $10,319         $10,423
08/31/93        $10,123         $10,600         $10,690
09/30/93        $10,241         $10,723         $10,839
10/31/93        $10,259         $10,743         $10,859
11/30/93        $10,098         $10,573         $10,728
12/31/93        $10,303         $10,789         $11,005
01/31/94        $10,462         $10,955         $11,135
02/28/94        $10,104         $10,580         $10,766
03/31/94         $9,538          $9,988         $10,123
04/30/94         $9,584         $10,036         $10,201
05/31/94         $9,720         $10,177         $10,321
06/30/94         $9,553         $10,003         $10,197
07/31/94         $9,794         $10,255         $10,459
08/31/94         $9,759         $10,219         $10,481
09/30/94         $9,522          $9,971         $10,238
10/31/94         $9,268          $9,705          $9,923
11/30/94         $9,051          $9,478          $9,661
12/31/94         $9,412          $9,855         $10,004
01/31/95         $9,796         $10,257         $10,444
02/28/95        $10,166         $10,646         $10,870
03/31/95        $10,220         $10,700         $11,000
04/30/95        $10,189         $10,669         $10,995
05/31/95        $10,601         $11,101         $11,463
06/30/95        $10,408         $10,898         $11,252
07/31/95        $10,471         $10,965         $11,310
08/31/95        $10,607         $11,107         $11,469
09/30/95        $10,682         $11,186         $11,559
10/31/95        $10,914         $11,428         $11,839
11/30/95        $11,166         $11,693         $12,144
12/31/95        $11,284         $11,815         $12,333
01/31/96        $11,330         $11,864         $12,386
02/28/96        $11,225         $11,755         $12,235
03/31/96        $11,009         $11,528         $12,011
04/30/96        $10,949         $11,465         $11,963
05/31/96        $10,972         $11,488         $11,969
06/30/96        $11,099         $11,621         $12,154
07/31/96        $11,210         $11,739         $12,274
08/31/96        $11,178         $11,705         $12,258
09/30/96        $11,397         $11,934         $12,530
10/31/96        $11,494         $12,028         $12,683
11/30/96        $11,700         $12,248         $12,956
12/31/96        $11,619         $12,166         $12,878
01/31/97        $11,551         $12,087         $12,852
02/28/97        $11,661         $12,183         $12,991
03/31/97        $11,459         $11,976         $12,766
04/30/97        $11,604         $12,118         $12,917
05/31/97        $11,791         $12,293         $13,168
06/30/97        $11,915         $12,414         $13,336
07/31/97        $12,320         $12,828         $13,822
08/31/97        $12,156         $12,661         $13,638
09/30/97        $12,305         $12,794         $13,834
10/31/97        $12,372         $12,867         $13,953
11/30/97        $12,448         $12,938         $14,077
12/31/97        $12,622         $13,109         $14,335
01/31/98        $12,734         $13,216         $14,488
02/28/98        $12,749         $13,211         $14,481
03/31/98        $12,764         $13,219         $14,501
04/30/98        $12,678         $13,123         $14,423
05/31/98        $12,893         $13,338         $14,706
06/30/98        $12,945         $13,385         $14,769
07/31/98        $12,968         $13,411         $14,803
08/31/98        $13,172         $13,603         $15,068
09/30/98        $13,346         $13,774         $15,277
10/31/98        $13,260         $13,679         $15,228
11/30/98        $13,303         $13,717         $15,306
12/31/98        $13,298         $13,705         $15,321

* The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.

The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             REPORT FROM THE WASHINGTON MUNICIPAL BOND FUND MANAGER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
AAA:                          47%
AA:                           27%
A:                            18%
Not Rated:                     4%
Cash & Other:                  4%

month and one-year returns at 0.28% and 6.90%. It's virtually impossible for us to beat this benchmark, as it is a national index, which has no expenses, cash holdings nor call features.
   I sold our Seattle Municipal Sewer Bonds in October. In November, I bought some higher-yielding bonds issued by the Vancouver Housing Authority with a 5.65% coupon at a 5.75% yield. I later sold the Grant County PUDs to raise cash for the Vancouver Bonds.

Beverly R. Denny
-------------------------------

Beverly R. Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/ economics from Babson College. She is a Chartered Financial Analyst.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                                PERCENT OF
TOP FIVE TYPE OF BONDS                                          NET ASSETS
----------------------------------------------------------------------------
Housing ................................................................ 23%
Local General Obligaton - Limited Tax ................................... 18
Hospital ................................................................ 14
University Revenue ...................................................... 11
Utilities - Water ........................................................ 9

 CURRENT YIELD (30-DAY) CLASS A ......................................... 2.49%
 CURRENT YIELD (30-DAY) CLASS B ......................................... 2.04%
 WEIGHTED AVERAGE MATURITY ......................................... 23.4 YEARS

                                                                PERCENT OF
TOP FIVE HOLDINGS                                               NET ASSETS
----------------------------------------------------------------------------
Renton Limited Tax General Obligation ................................. 4.6%
Vancouver Washington Housing Authority Revenue (Clark County) .......... 4.4
Vancouver Washington Housing Authority Revenue (Springbrook Square) .... 4.2
Washington Higher Education Facilities Authority Revenue and Refunding
  Revenue (Gonzaga Univerisity Project) ................................ 4.1
Washington State Housing Finance Commission Housing and Nonprofit
  Revenue (Seattle University Auxiliary Service Project) ............... 4.0

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
BONDS* - 96.3%
          $300   Bellingham Housing Authority Housing Revenue (Cascade
                 Meadows)
                 5.20%, due 11/1/27 [MBIA] ............................. $299
           100   Kent Limited Tax General Obligation
                 5.75%, due 12/01/26 [MBIA] ............................. 108
           300   King County Housing Authority Pooled Housing Revenue
                 6.80%, due 3/01/26 ..................................... 322
           250   King County Limited Tax General Obligation (Various
                 Purposes)
                 4.75%, due 1/01/19 ..................................... 240
           200   King County Public Hospital District #1 Hospital Facilities
                 Revenue (Valley Medical Center)
                 5.25%, due 9/01/15 [AMBAC] ............................. 205
           200   Kitsap County School District #401 Unlimited Tax General
                 Obligation (Central Kitsap)
                 5.50%, due 12/01/11 .................................... 214
           100   Kitsap County Sewer Revenue
                 5.75%, due 7/01/16 [MBIA] .............................. 108
           250   Klickitat County Public Utility District #1 Electric Revenue
                 5.75%, due 10/01/27 [FGIC] ............................. 268
           100   Lewis County Public Utility District #1 Cowlitz Falls
                 Hydroelectric Project Revenue
                 6.00%, due 10/01/24 .................................... 105
           200   Municipality of Metropolitan Seattle General Obligation
                 5.65%, due 1/01/20 ..................................... 209

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $350   Renton Limited Tax General Obligation
                 5.75%, due 12/01/17 [MBIA] ............................ $375
                 Seattle Drainage and Wastewater Utility Improvement Revenue
           175   5.25%, due 12/01/25 [MBIA] ............................. 177
           200   5.00%, due 11/01/27 .................................... 194
           250   Seattle Housing Authority Low Income Housing Revenue (Mt.
                 Zion Project)
                 6.60%, due 8/20/38 ..................................... 279
           300   Seattle Municipal Light and Power Revenue
                 5.00%, due 7/01/20 ..................................... 294
                 Seattle Water System Revenue
           200   5.25%, due 12/01/23 .................................... 201
           300   5.00%, due 10/01/27 [FGIC] ............................. 294
           300   Spokane County General Obligation
                 5.10%, due 12/01/18 .................................... 302
           100   Tacoma Sold Waste Utilities Revenue
                 5.50%, due 12/01/19 [AMBAC] ............................ 105
           200   Tukwila Limited Tax General Obligation
                 5.90%, due 1/01/14 ..................................... 215
           350   Vancouver Washington Housing Authority Revenue (Clark
                 County)
                 5.50%, due 3/1/28 ...................................... 355
           350   Vancouver Washington Housing Authority Revenue (Springbrook
                 Square)
                 5.65%, due 3/01/31 ..................................... 344
           100   Washington Certificates of Participation Municipal Lease
                 Obligation (State Office Building Project)
                 6.00%, due 4/01/12 ..................................... 105

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
          $200   Washington Health Care Facilities Authority Revenue
                 (Franciscan Health System/St. Joseph Hospital and Health
                 Care Center, Tacoma)
                 5.625%, due 1/01/13 [MBIA] ............................ $213
           150   Washington Health Care Facilities Authority Revenue (Grays
                 Harbor Medical Center)
                 5.90%, due 7/01/23 [Asset Guaranty] .................... 160
           250   Washington Health Care Facilities Authority Revenue
                 (Highline Community Hospital)
                 5.00%, due 8/15/21 [Asset Guaranty] .................... 240
           200   Washington Health Care Facilities Authority Revenue
                 (Northwest Hospital, Seattle)
                 5.75%, due 11/15/23 [AMBAC] ............................ 210
           100   Washington Health Care Facilities Authority Revenue (Swedish
                 Hospital Medical System)
                 6.30%, due 11/15/22 [AMBAC] ............................ 111
           250   Washington Higher Education Facilities Authority Revenue
                 (Pacific Lutheran University Project)
                 5.70%, due 11/01/26 [Connie Lee] 264
           350   Washington Higher Education Facilities Authority Revenue and
                 Refunding Revenue (Gonzaga University Project)
                 4.75%, due 4/01/22 [MBIA] .............................. 331
           325   Washington State Housing Finance Commission Housing and
                 Nonprofit Revenue (Seattle University Auxiliary Service
                 Project)
                 5.30%, due 7/01/31 ..................................... 323
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

          $250   Washington State Housing Finance Commission Revenue (Horizon
                 House Project)
                 6.125%, due 7/01/27 [MBIA] ........................... $ 268
           200   Washington State Various Purpose General Obligation
                 5.25%, due 1/01/19 ..................................... 203
           200   Yakima-Tieton Irrigation District Revenue
                 6.20%, due 6/01/19 [FSA] ............................... 219
                                                                         ----
TOTAL BONDS ........................................................... 7,860
                                                                         ----

TEMPORARY INVESTMENTS - 4.7%

INVESTMENT COMPANIES:
           387   Federated Tax-Exempt Money Market Fund, Inc.  .......... 387
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 387
                                                                         ----
TOTAL INVESTMENTS - 101.0% ............................................ 8,247
Liabilities, Less Other Assets ......................................... (80)
                                                                         ----
NET ASSETS ........................................................... $8,167
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at period end are as follows:

Municipal Bond Investors
Assurance Corp. [MBIA] ............      22.8%
AMBAC Indemnity Corp. [AMBAC]......        7.7
Financial Guaranty Insurance Corp.
[FGIC].............................        6.8
Asset Guaranty Insurance Co........        4.9
Connie Lee Insurance Co............        3.2
Financial Security Assurance, Inc.
[FSA]..............................        2.7
                                          ----
                                         48.1%
                                          ----
                                          ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO MONEY MARKET FUND
                               December 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Money Market Fund returned 4.92%* for Class A shares and
4.76%* for Class B shares for the year, while the average money fund's total return was 4.86%, according to Lipper, Inc. For the quarter ending December 31, 1998, the Fund's average return was 1.24%* for Class A shares and 1.17%* for Class B shares, which surpassed the peer group's 1.14% return for the
same period.                 [PHOTO OF NAOMI URATA]

   The increase in the Fund's yield is attributable to the purchase of one-year, fixed-rate paper, resulting in an average maturity as long as 87 days during the half-year compared to an average of 60 days for other funds in its peer group. The longer maturity paper enabled the Fund to maintain yield as the Federal Funds rate fell from 5.25% to 4.75%. The Federal Reserve lowered the rate twice during the quarter. Short-term rates remain inverted from one day out to 270 days, so that one-day rates are at higher levels than 270-day rates. This indicates that the market believes that future rates will be lower.
   The Federal Reserve's easing mode was prompted by a slowing global economy, the Asian crisis and declining liquidity in the financial markets. The likelihood of further rate cuts is possible depending on the pace of growth of the global economy, the financial health of emerging markets, and inflation. The possibility exists that instead of slowing further, the U.S. economy could continue growing at a healthy pace leading to higher rates. To hedge against rising rates, I increased the amount of floating rate paper of corporations priced off of one month LIBOR, the London Inter-bank Borrowing Rate. LIBOR floaters trade cheap to boost the yield on the Fund compared to one-month commercial paper with comparable credit ratings.
   The most notable occurrence in 1998 was a huge flight to quality. The Fund served as refuge for investors fleeing markets that are vulnerable to foreign problems. Cash flow into the Fund was significant and so far, it has stayed. As I've done in the past, I will work to manage the Fund to be a safe haven for your

*Not including the effects of sales charges.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE MONEY MARKET MANAGER

investment dollar in spite of volatile market conditions. I will do this by buying quality paper subject to careful credit review. I will lock in some longer-term rates to provide stability and downside protection in case rates decline, and I will maintain some short maturities in case rates move up. The shorter maturities will also provide liquidity for your short-term cash needs.

Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

                                   HIGHLIGHTS
-------------------------------

 7-DAY WEIGHTED AVERAGE MATURITY ...................................... 64 DAYS
 TOTAL RETURN (1 YEAR) CLASS-A .......................................... 4.92%
 TOTAL RETURN (1 YEAR) CLASS-B .......................................... 4.76%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
SHORT-TERM CORPORATE SECURITIES* - 99.1%

ASSET BACKED - 2.6%
       $ 6,000   Ciesco L.P.
                 5.35%, due 1/19/99 ................................. $ 5,987

BANKS (FOREIGN) - 8.8%
                 National Australia Funding (DE), Inc.
         5,000   5.45%, due 1/08/99 ................................... 4,997
         6,000   5.38%, due 1/19/99 ................................... 5,987
         9,000   Societe Generale, NY
                 5.67%, due 8/06/99 ................................... 8,998

BANKS (MAJOR REGIONAL) - 13.2%
        10,000   BancBoston
                 5.58%, due 3/01/99 .................................. 10,000
         8,000   *Fleet Credit Card, L.L.C.
                 5.89%, due 4/15/99 ................................... 8,008
        12,000   *MBNA America Bank NA
                 5.75%, due 6/28/99 .................................. 12,000

BANKS (REGIONAL) - 3.1%
         7,100   *American Express Centurion Bank
                 5.48%, due 1/14/99 ................................... 7,100

FINANCE (AUTO) - 12.9%
                 Ford Motor Credit Co.
         5,100   5.625%, due 1/15/99 .................................. 5,100
         5,000   5.51%, due 1/21/99 ................................... 4,987
                 General Motors Acceptance Corp.
         4,800   7.50%, due 6/01/99 ................................... 4,832
         6,500   5.80%, due 1/07/99 ................................... 6,497
                 Hyundai Motors
         4,900   5.75%, due 1/11/99 ................................... 4,895
         3,000   5.60%, due 1/19/99 ................................... 2,993

FINANCE (CONSUMER) - 3.8%
         8,612   Associates Corp. of North America
                 5.15%, due 1/04/99 ................................... 8,612

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCE (DIVERSIFIED & BUSINESS) - 12.5%
       $11,750   Aristar, Inc.
                 6.75%, due 5/15/99 ................................. $11,800
         5,000   General Electric Capital Corp.
                 5.30%, due 1/22/99 ................................... 4,987
         8,500   Heller Financial, Inc.
                 6.64%, due 5/13/99 ................................... 8,522
         3,000   International Lease Finance Corp.
                 5.75%, due 1/15/99 ................................... 3,000

FINANCE (MORTGAGE CO.) - 3.7%
                 Countrywide Funding
         3,250   8.41%, due 11/17/99 .................................. 3,337
         5,000   5.50%, due 1/06/99 ................................... 4,998

HEALTH CARE (LONG TERM CARE) - 0.7%
         1,550   *+Bowie Assisted Living L.L.C.
                 5.55%, due 7/01/23, put date 1/06/99 ................. 1,550

HOME BUILDING - 3.1%
         7,033   *+Summer Station Apartments, L.L.C.
                 5.63%, due 6/01/19, put date 1/06/99 ................. 7,033

INVESTMENTS (BANK/BROKERAGE) - 15.9%
         8,000   CS First Boston Group, Inc.
                 5.715%, due 7/19/99 .................................. 8,003
         8,000   #*Goldman Sachs and Company (144A)
                 5.35%, due 9/14/99 (acquired 4/08/98) ................ 8,000
         8,100   *Morgan Stanley, Dean Witter, Discover and Co.
                 5.66%, due 3/13/01 ................................... 8,100
                 *Shearson Lehman Brothers Holdings, Inc.
         4,000   6.92%, due 6/01/99 ................................... 4,021
         8,000   5.69%, due 5/23/01 ................................... 8,000

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1998

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
MUNI'S (MUNICIPALITIES) - 3.7%
        $8,500   City of St. Paul Minnesota
                 5.30%, due 3/30/99 .................................. $8,500

MUNI'S (STATES) - 0.9%
         2,085   *+Maryland Health and Higher Education Facilities Authority
                 5.50%, due 1/01/28, put date 1/06/99 ................. 2,085

MUNI'S (TAXABLE) - 4.7%
         3,600   *+Business Finance Authority of the State of New Hampshire
                 5.60%, due 6/01/28, put date 1/07/99 ................. 3,600
         5,000   *+Village Green Finance Co. L.L.C.
                 5.63%, due 11/01/22, put date 1/06/99 ................ 5,000
         2,000   *+Wake Forest University
                 5.62%, due 7/01/17, put date 1/07/99 ................. 2,000

RETAIL (GENERAL MERCHANDISE) - 3.5%
         8,000   *+Racetrac Capital, L.L.C.
                 5.63%, due 4/01/18, put date 1/06/99 ................. 8,000

TOBACCO - 6.0%
                 B.A.T. Capital Corp.
         5,000   5.70%, due 1/04/99 ................................... 5,000
         6,000   5.50%, due 1/26/99 ................................... 5,980
         2,671   Philip Morris Cos., Inc.
                 7.375%, due 2/15/99 .................................. 2,676
                                                                       ------
TOTAL SHORT-TERM CORPORATE SECURITIES ............................... 225,185
                                                                       ------
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES - 0.2%
                 Federal National Mortgage Association Discount Notes
          $500   5.96%, due 7/23/99 ................................. $   502
                                                                       ------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES ............................. 502
                                                                       ------
TOTAL INVESTMENTS - 99.3% ........................................... 225,687
Other Assets, less Liabilities ........................................ 1,642
                                                                       ------
NET ASSETS ......................................................... $227,329
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

+ If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

# Security is exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a qualified "institutional buyer". The market value of such security is $8,000,000 and represents 3.5% of net assets.

* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1998

                                              SAFECO        SAFECO        SAFECO
(In Thousands, Except Per-Share               GROWTH        EQUITY        INCOME
Amounts)                                        FUND          FUND          FUND
--------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $ 1,471,884   $ 1,454,198   $   307,148
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                $   985,165   $ 2,078,977   $   399,614
     Affiliated Issuers                      478,135            --            --
                                         -----------   -----------   -----------
       Total Investments at Value          1,463,300     2,078,977       399,614

   Cash                                           --             1            --
   Receivables
     Investment Securities Sold                7,465            --           278
     Trust Shares Sold                         6,695        29,684         6,536
     Dividends and Interest                      691         2,097         1,444
   Deferred Organization Expense                  --            --            --
                                         -----------   -----------   -----------
       Total Assets                        1,478,151     2,110,759       407,872

LIABILITIES
   Payables
     Investment Securities Purchased              --         9,066            --
     Trust Shares Redeemed                     7,480         3,477         1,550
     Notes Payable to Affiliate               24,955            --            --
     Dividends                                 1,201         4,371         2,471
     Investment Advisory Fees                    672           927           238
     Organization Expense                         --            --            --
     Forward Currency Contracts Open,
       Net                                        --            --            --
     Other                                       337           455            85
                                         -----------   -----------   -----------
       Total Liabilities                      34,645        18,296         4,344
                                         -----------   -----------   -----------
NET ASSETS                               $ 1,443,506   $ 2,092,463   $   403,528
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                          $ 1,394,225   $ 2,024,877   $   399,279
     Trust Shares Outstanding                 61,427        87,101        17,014
                                         -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     22.70   $     23.25   $     23.47
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS A:
     Net Assets                          $    33,712   $    50,354   $     2,073
     Trust Shares Outstanding                  1,488         2,164            88
                                         -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     22.66   $     23.27   $     23.55
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     23.73   $     24.37   $     24.66
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------
   CLASS B:
     Net Assets                          $    15,569   $    17,232   $     2,176
     Trust Shares Outstanding                    701           744            92
                                         -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     22.21   $     23.15   $     23.57
                                         -----------   -----------   -----------
                                         -----------   -----------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO        SAFECO            SAFECO            SAFECO        SAFECO
                                           NORTHWEST   INTERNATIONAL        BALANCED     SMALL COMPANY    U.S. VALUE
                                                FUND          FUND              FUND              FUND          FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $    47,257   $    14,431       $    20,337       $    38,166   $     9,880
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                $    68,102   $    19,099       $    22,277       $    32,918   $    11,139
     Affiliated Issuers                           --            --                --                --            --
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Investments at Value             68,102        19,099            22,277            32,918        11,139

   Cash                                           --         1,186                --                --            --
   Receivables
     Investment Securities Sold                  912            --                --                69            --
     Trust Shares Sold                            90         3,554                16             5,915             6
     Dividends and Interest                       35            27               140                16            18
   Deferred Organization Expense                  --             8                 8                 8            13
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Assets                           69,139        23,874            22,441            38,926        11,176

LIABILITIES
   Payables
     Investment Securities Purchased              --            --                --               384            --
     Trust Shares Redeemed                       116           219                 1               784            11
     Notes Payable to Affiliate                   --            --                --                --            --
     Dividends                                   112            --               324                --           291
     Investment Advisory Fees                     46            20                15                26             8
     Organization Expense                         --             8                 8                 8            13
     Forward Currency Contracts Open,
       Net                                        --            79                --                --            --
     Other                                       460            31                 7               308             1
                                         -----------   -----------   ---------------   ---------------   -----------
       Total Liabilities                         734           357               355             1,510           324
                                         -----------   -----------   ---------------   ---------------   -----------
NET ASSETS                               $    68,405   $    23,517       $    22,086       $    37,416   $    10,852
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                          $    63,594   $    22,111       $    19,137       $    35,162   $    10,014
     Trust Shares Outstanding                  3,587         1,682             1,566             3,150           838
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $     17.73   $     13.14       $     12.22       $     11.16   $     11.95
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS A:
     Net Assets                          $     2,208   $       629       $       893       $     1,220   $       210
     Trust Shares Outstanding                    126            48                73               110            17
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                   $     17.56   $     13.13       $     12.23       $     11.09   $     11.93
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $     18.39   $     13.75       $     12.81       $     11.61   $     12.49
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------
   CLASS B:
     Net Assets                          $     2,603   $       777       $     2,056       $     1,034   $       628
     Trust Shares Outstanding                    150            60               168                96            53
                                         -----------   -----------   ---------------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                        $     17.31   $     12.99       $     12.24       $     10.88   $     11.91
                                         -----------   -----------   ---------------   ---------------   -----------
                                         -----------   -----------   ---------------   ---------------   -----------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1998

                                                                SAFECO
                                                         INTERMEDIATE-
                                                SAFECO            TERM          SAFECO
(In Thousands, Except Per-Share             HIGH-YIELD   U.S. TREASURY         MANAGED
Amounts)                                     BOND FUND            FUND       BOND FUND
--------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $      82,028   $      24,357   $       7,792
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------

   Investments, at Value                 $      81,458   $      25,425   $       7,896
   Receivables
     Investment Securities Sold                     --              --              --
     Trust Shares Sold                           1,289               1              10
     Interest                                    1,616             321              75
   Deferred Organization Expense                    --              --               1
                                         -------------   -------------   -------------
       Total Assets                             84,363          25,747           7,982

LIABILITIES
   Payables
     Investment Securities Purchased                --              --             253
     Trust Shares Redeemed                          71               6              10
     Dividends                                     175              39             138
     Investment Advisory Fees                       50              13               3
     Organization Expense                           --              --               1
     Other                                          26               7               2
                                         -------------   -------------   -------------
       Total Liabilities                           322              65             407
                                         -------------   -------------   -------------
NET ASSETS                               $      84,041   $      25,682   $       7,575
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   NO-LOAD CLASS:
     Net Assets                          $      79,696   $      24,061   $       6,757
     Trust Shares Outstanding                    9,072           2,240             782
                                         -------------   -------------   -------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $        8.78   $       10.74   $        8.64
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   CLASS A:
     Net Assets                          $       2,964   $         833   $         295
     Trust Shares Outstanding                      338              77              34
                                         -------------   -------------   -------------
     Net Asset Value and Redemption
       Price Per Share                   $        8.78   $       10.75   $        8.65
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $        9.19   $       11.26   $        9.06
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
   CLASS B:
     Net Assets                          $       1,381   $         788   $         523
     Trust Shares Outstanding                      157              73              61
                                         -------------   -------------   -------------
     Net Asset Value and Offering Price
       Per Share*                        $        8.78   $       10.74   $        8.64
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                SAFECO              SAFECO
                                                SAFECO      CALIFORNIA    WASHINGTON STATE              SAFECO
                                             MUNICIPAL        TAX-FREE      MUNICIPAL BOND        MONEY MARKET
                                             BOND FUND     INCOME FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                  $     473,615   $     104,127       $       7,772       $     225,687
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------

   Investments, at Value                 $     538,185   $     113,087       $       8,247       $     225,687
   Receivables
     Investment Securities Sold                     --              --                  --                  --
     Trust Shares Sold                             118             122                  --               2,603
     Interest                                    8,426           1,755                 124               1,830
   Deferred Organization Expense                    --              --                  --                  --
                                         -------------   -------------   -----------------   -----------------
       Total Assets                            546,729         114,964               8,371             230,120

LIABILITIES
   Payables
     Investment Securities Purchased                --              --                  --                  --
     Trust Shares Redeemed                        1502             215                   1               2,555
     Dividends                                   2,791             615                 196                  29
     Investment Advisory Fees                      206              57                   5                 105
     Organization Expense                           --              --                  --                  --
     Other                                          49              15                   2                 102
                                         -------------   -------------   -----------------   -----------------
       Total Liabilities                         4,548             902                 204               2,791
                                         -------------   -------------   -----------------   -----------------
NET ASSETS                               $     542,181   $     114,062       $       8,167       $     227,329
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   NO-LOAD CLASS:
     Net Assets                          $     539,860   $     112,457       $       7,712       $     224,473
     Trust Shares Outstanding                   37,373           8,830                 715             224,473
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share    $       14.45   $       12.74       $       10.78       $        1.00
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   CLASS A:
     Net Assets                          $         946   $         678       $         209       $       2,186
     Trust Shares Outstanding                       65              53                  19               2,186
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value and Redemption
       Price Per Share                   $       14.45   $       12.74       $       10.79       $        1.00**
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                   $       15.13   $       13.34       $       11.30                  --
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
   CLASS B:
     Net Assets                          $       1,375   $         927       $         246       $         670
     Trust Shares Outstanding                       95              73                  23                 670
                                         -------------   -------------   -----------------   -----------------
     Net Asset Value and Offering Price
       Per Share*                        $       14.43   $       12.73       $       10.80       $        1.00
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------

--------------------------------------------------------------------------------

  * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
 **  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1998

                                             SAFECO       SAFECO       SAFECO
                                             GROWTH       EQUITY       INCOME
(In Thousands)                                 FUND         FUND         FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $32 in the
     International Fund)                 $    6,085   $   27,732   $   11,492
   Interest                                   3,214        2,978        3,098
                                         ----------   ----------   ----------

     Total Investment Income                  9,299       30,710       14,590

EXPENSES
   Investment Advisory                        6,818        8,913        2,747
   Transfer Agent                             2,802        3,543          693
   Shareholder Service - Class A                 45           97            4
                   - Class B                     21           25            4
   Distribution       - Class B                  64           74           11
   Legal and Auditing                            18           30           20
   Custodian                                     77           87           26
   Reports to Shareholders                      133          295           56
   Trustees                                       8           13            7
   Amortization of Organization
     Expenses                                    --           --           --
   Other                                        231          187           45
                                         ----------   ----------   ----------
     Total Expenses Before
       Reimbursement                         10,217       13,264        3,613
   Expense Reimbursement                         --           --           --
                                         ----------   ----------   ----------
     Total Expenses After Reimbursement      10,217       13,264        3,613
                                         ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)                   (918)      17,446       10,977

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                               45,499       79,369       20,424
     Investments in Affiliated Issuers         (718)          --           --
     Foreign Currency Transactions               --           --           --
                                         ----------   ----------   ----------
          Total Net Realized Gain
            (Loss)                           44,781       79,369       20,424
   Net Change in Unrealized
     Appreciation (Depreciation)            (92,841)     295,679      (10,865)
                                         ----------   ----------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                         (48,060)     375,048        9,559
                                         ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $  (48,978)  $  392,494   $   20,536
                                         ----------   ----------   ----------
                                         ----------   ----------   ----------
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SAFECO          SAFECO           SAFECO           SAFECO       SAFECO
                                          NORTHWEST   INTERNATIONAL         BALANCED    SMALL COMPANY   U.S. VALUE
                                               FUND            FUND             FUND             FUND         FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $32 in the
     International Fund)                 $      366      $      289       $      247       $      142   $      219
   Interest                                      63              23              497              189           13
                                         ----------   -------------   --------------   --------------   ----------

     Total Investment Income                    429             312              744              331          232

EXPENSES
   Investment Advisory                          519             197              144              360           78
   Transfer Agent                               194              52               44              122           20
   Shareholder Service - Class A                  5               1                1                2           --
                   - Class B                      5               2                3                2            1
   Distribution       - Class B                  16               4                8                6            3
   Legal and Auditing                            15              15               15               15           10
   Custodian                                      7              39                5                9            3
   Reports to Shareholders                       22               6                5               11            4
   Trustees                                       5               5                5                5            5
   Amortization of Organization
     Expenses                                    --               4                4                4            4
   Other                                         14               3                5               15            2
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses Before
       Reimbursement                            802             328              239              551          130
   Expense Reimbursement                         --             (30)              --               --           --
                                         ----------   -------------   --------------   --------------   ----------
     Total Expenses After Reimbursement         802             298              239              551          130
                                         ----------   -------------   --------------   --------------   ----------

NET INVESTMENT INCOME (LOSS)                   (373)             14              505             (220)         102

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated
       Issuers                                1,091            (766)             890           (4,172)         464
     Investments in Affiliated Issuers           --              --               --               --           --
     Foreign Currency Transactions               --            (144)              --               --           --
                                         ----------   -------------   --------------   --------------   ----------
          Total Net Realized Gain
            (Loss)                            1,091            (910)             890           (4,172)         464
   Net Change in Unrealized
     Appreciation (Depreciation)              1,410           3,209              679           (9,513)         598
                                         ----------   -------------   --------------   --------------   ----------
NET GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY                           2,501           2,299            1,569          (13,685)       1,062
                                         ----------   -------------   --------------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $    2,128      $    2,313       $    2,074       $  (13,905)  $    1,164
                                         ----------   -------------   --------------   --------------   ----------
                                         ----------   -------------   --------------   --------------   ----------
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1998

                                                                SAFECO
                                                         INTERMEDIATE-
                                                SAFECO            TERM          SAFECO
                                            HIGH-YIELD   U.S. TREASURY         MANAGED
(In Thousands)                               BOND FUND            FUND       BOND FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                              $       7,005   $       1,231   $         353
   Dividends                                       104              --              --
                                         -------------   -------------   -------------

     Total Investment Income                     7,109           1,231             353

EXPENSES
   Investment Advisory                             507             109              30
   Transfer Agent                                  124              37               4
   Shareholder Service - Class A                     4               1               1
                   - Class B                         2               2               1
   Distribution       - Class B                      5               5               2
   Legal and Auditing                               15              15              15
   Custodian                                         6               2               2
   Reports to Shareholders                          20               6               2
   Trustees                                          6               5               5
   Interest                                         19              --              --
   Amortization of Organization
     Expenses                                       --              --               6
   Other                                            18               4               7
                                         -------------   -------------   -------------
     Total Expenses                                726             186              75
                                         -------------   -------------   -------------
NET INVESTMENT INCOME                            6,383           1,045             278

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                                   (57)              4             237
   Net Change in Unrealized
     Appreciation (Depreciation)                (2,997)            648             (56)
                                         -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                  (3,054)            652             181
                                         -------------   -------------   -------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $       3,329   $       1,697   $         459
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                SAFECO              SAFECO
                                                SAFECO      CALIFORNIA    WASHINGTON STATE              SAFECO
                                             MUNICIPAL        TAX-FREE      MUNICIPAL BOND        MONEY MARKET
                                             BOND FUND     INCOME FUND                FUND                FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                              $      28,591   $       5,668       $         447       $      11,571
   Dividends                                        --              --                  --                  --
                                         -------------   -------------   -----------------   -----------------

     Total Investment Income                    28,591           5,668                 447              11,571

EXPENSES
   Investment Advisory                           2,164             587                  53               1,013
   Transfer Agent                                  325              81                   3                 482
   Shareholder Service - Class A                     2               1                   1                  --
                   - Class B                         2               2                   1                  --
   Distribution       - Class B                      6               6                   2                  --
   Legal and Auditing                               24              17                  16                  17
   Custodian                                        26               8                   2                  16
   Reports to Shareholders                          38               9                   1                  30
   Trustees                                          8               6                   5                   6
   Interest                                         --               9                  --                   2
   Amortization of Organization
     Expenses                                       --              --                  --                  --
   Other                                            55              14                   4                  18
                                         -------------   -------------   -----------------   -----------------
     Total Expenses                              2,650             740                  88               1,584
                                         -------------   -------------   -----------------   -----------------
NET INVESTMENT INCOME                           25,941           4,928                 359               9,987

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain (Loss) on
     Investments                                 8,894           3,251                 246                  --
   Net Change in Unrealized
     Appreciation (Depreciation)                (3,043)         (1,778)               (133)                 --
                                         -------------   -------------   -----------------   -----------------
NET GAIN (LOSS) ON INVESTMENTS                   5,851           1,473                 113                  --
                                         -------------   -------------   -----------------   -----------------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                            $      31,792   $       6,401       $         472       $       9,987
                                         -------------   -------------   -----------------   -----------------
                                         -------------   -------------   -----------------   -----------------
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                       SAFECO GROWTH FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                     1998              1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $       (918)     $       (568)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       44,781            75,558
   Net Change in Unrealized
     Appreciation (Depreciation)                (92,841)           45,096
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                  (48,978)          120,086
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class             --                --
                      - Class A                      --                --
                      - Class B                      --                --
   Net Realized Gain on Investments
                      - No Load Class           (43,556)          (74,345)
                      - Class A                  (1,055)             (487)
                      - Class B                    (497)             (167)
                                           ------------   ---------------
     Total                                      (45,108)          (74,999)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                846,267           397,579
   Class A                                       32,104             4,018
   Class B                                       15,181             1,293
                                           ------------   ---------------
     Total                                      893,552           402,890
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                      799,466           447,977
NET ASSETS AT BEGINNING OF PERIOD               644,040           196,063
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $  1,443,506      $    644,040
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------


                                                    SAFECO EQUITY FUND            SAFECO INCOME FUND         SAFECO NORTHWEST FUND
                                           ---------------------------   ---------------------------   ---------------------------

                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                           ---------------------------   ---------------------------   ---------------------------
                                                   1998           1997           1998           1997           1998           1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $     17,446   $     15,563   $     10,977   $      9,889   $       (373)  $       (113)
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       79,369         61,477         20,424         32,768          1,091          6,678
   Net Change in Unrealized
     Appreciation (Depreciation)                295,679        176,522        (10,865)        39,169          1,410          7,326
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                  392,494        253,562         20,536         81,826          2,128         13,891
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class        (17,149)       (15,501)       (10,921)        (9,866)            --             --
                      - Class A                    (343)           (35)           (33)           (10)            --             --
                      - Class B                      --             (2)           (22)            (7)            --             --
   Net Realized Gain on Investments
                      - No Load Class           (76,799)       (61,064)       (20,354)       (32,644)          (658)        (4,031)
                      - Class A                  (1,908)          (295)          (105)           (57)           (23)           (84)
                      - Class B                    (656)          (139)          (110)           (65)           (28)           (76)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                      (96,855)       (77,036)       (31,545)       (42,649)          (709)        (4,191)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                246,560        464,573          8,124         72,866         (2,513)        11,654
   Class A                                       37,060          3,709          1,405            524            831            926
   Class B                                       12,194          3,122          1,483            685          1,475            967
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                      295,814        471,404         11,012         74,075           (207)        13,547
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                      591,453        647,930              3        113,252          1,212         23,247
NET ASSETS AT BEGINNING OF PERIOD             1,501,010        853,080        403,525        290,273         67,193         43,946
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $  2,092,463   $  1,501,010   $    403,528   $    403,525   $     68,405   $     67,193
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                SAFECO INTERNATIONAL FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                        1998           1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)               $         14   $         78
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                            (910)           258
   Net Change in Unrealized
     Appreciation (Depreciation)                     3,209            213
                                           ---------------   ------------
   Net Change in Net Assets
     Resulting from Operations                       2,313            549
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class                --           (364)
                      - Class A                         --             (5)
                      - Class B                         --             (4)
   Net Realized Gain on Investments
                      - No Load Class                   --            (19)
                      - Class A                         --             --
                      - Class B                         --             (1)
                                           ---------------   ------------
     Total                                              --           (393)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                     5,155          3,437
   Class A                                             273            142
   Class B                                             396            222
                                           ---------------   ------------
     Total                                           5,824          3,801
                                           ---------------   ------------
TOTAL CHANGE IN NET ASSETS                           8,137          3,957
NET ASSETS AT BEGINNING OF PERIOD                   15,380         11,423
                                           ---------------   ------------
NET ASSETS AT END OF PERIOD                   $     23,517   $     15,380
                                           ---------------   ------------
                                           ---------------   ------------
-------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                                                           SAFECO SMALL COMPANY FUND
                                                                         ---------------------------
                                                  SAFECO BALANCED FUND
                                           ---------------------------
                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                                                                                            SAFECO U.S. VALUE FUND
                                                                                                       ---------------------------
                                                                                                                      PERIOD ENDED
                                                                                                         YEAR ENDED        DEC. 31
                                                                                                            DEC. 31
                                           ---------------------------   ---------------------------   ---------------------------
                                                   1998           1997           1998           1997           1998          1997*
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        505   $        328   $       (220)  $        (75)  $        102   $         71
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          890            637         (4,172)           909            464            386
   Net Change in Unrealized
     Appreciation (Depreciation)                    679            760         (9,513)         2,742            598            660
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    2,074          1,725        (13,905)         3,576          1,164          1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (476)          (322)            --             --           (102)           (70)
                      - Class A                     (12)            (4)            --             --             (1)            (1)
                      - Class B                     (16)            (3)            --             --             --             --
   Net Realized Gain on Investments
                      - No Load Class              (771)          (613)            --           (540)          (428)          (372)
                      - Class A                     (36)            (9)            --             (7)            (9)            (5)
                      - Class B                     (83)           (15)            --             (9)           (27)            (9)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       (1,394)          (966)            --           (556)          (567)          (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  4,868          4,661         25,617          6,538            377          8,423
   Class A                                          660             86          1,449            100             69            122
   Class B                                        1,675            210            930            260            392            212
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                        7,203          4,957         27,996          6,898            838          8,757
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                        7,883          5,716         14,091          9,918          1,435          9,417
NET ASSETS AT BEGINNING OF PERIOD                14,203          8,487         23,325         13,407          9,417             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     22,086   $     14,203   $     37,416   $     23,325   $     10,852   $      9,417
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS


                                              SAFECO HIGH-YIELD BOND FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                     1998              1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      6,383      $      5,097
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          (57)              954
   Net Change in Unrealized
     Appreciation (Depreciation)                 (2,997)            1,194
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                    3,329             7,245
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (6,205)           (5,073)
                      - Class A                    (127)              (11)
                      - Class B                     (51)              (13)
   Net Realized Gain on Investments
                      - No Load Class                --                --
                      - Class A                      --                --
                      - Class B                      --                --
                                           ------------   ---------------
     Total                                       (6,383)           (5,097)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 11,564            18,821
   Class A                                        2,818               155
   Class B                                        1,041               250
                                           ------------   ---------------
     Total                                       15,423            19,226
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                       12,369            21,374
NET ASSETS AT BEGINNING OF PERIOD                71,672            50,298
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $     84,041      $     71,672
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                              SAFECO INTERMEDIATE-TERM
                                                    U.S. TREASURY FUND      SAFECO MANAGED BOND FUND    SAFECO MUNICIPAL BOND FUND
                                           ---------------------------   ---------------------------   ---------------------------

                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                           ---------------------------   ---------------------------   ---------------------------
                                                   1998           1997           1998           1997           1998           1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      1,045   $        886   $        278   $        227   $     25,941   $     25,677
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                            4            (57)           237            (21)         8,894          6,632
   Net Change in Unrealized
     Appreciation (Depreciation)                    648            416            (56)           163         (3,043)        17,239
                                           ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                    1,697          1,245            459            369         31,792         49,548
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (992)          (844)          (262)          (216)       (25,876)       (25,652)
                      - Class A                     (26)           (30)            (9)            (7)           (33)           (17)
                      - Class B                     (27)           (12)            (7)            (4)           (32)            (8)
   Net Realized Gain on Investments
                      - No Load Class                --             --           (192)            --         (8,852)        (5,345)
                      - Class A                      --             --             (8)            --            (16)            (4)
                      - Class B                      --             --            (15)            --            (22)            (4)
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                       (1,045)          (886)          (493)          (227)       (34,831)       (31,030)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                  7,754            674          2,153            280         39,941          3,479
   Class A                                          450           (346)           151              2            557             66
   Class B                                          331            202            412             14            884            382
                                           ------------   ------------   ------------   ------------   ------------   ------------
     TOTAL                                        8,535            530          2,716            296         41,382          3,927
                                           ------------   ------------   ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                        9,187            889          2,682            438         38,343         22,445
NET ASSETS AT BEGINNING OF PERIOD                16,495         15,606          4,893          4,455        503,838        481,393
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $     25,682   $     16,495   $      7,575   $      4,893   $    542,181   $    503,838
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS


                                               SAFECO CALIFORNIA TAX-FREE
                                                              INCOME FUND
                                           ------------------------------

                                                   YEAR ENDED DECEMBER 31
                                           ------------------------------
(In Thousands)                                     1998              1997
-------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $      4,928      $      3,764
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                        3,251               367
   Net Change in Unrealized
     Appreciation (Depreciation)                 (1,778)            4,618
                                           ------------   ---------------
   Net Change in Net Assets
     Resulting from Operations                    6,401             8,749
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class         (4,878)           (3,744)
                      - Class A                     (24)               (9)
                      - Class B                     (26)              (11)
   Net Realized Gain on Investments
                      - No Load Class            (3,208)             (360)
                      - Class A                     (19)               (2)
                      - Class B                     (27)               (2)
                                           ------------   ---------------
     Total                                       (8,182)           (4,128)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 25,835            11,712
   Class A                                          232               326
   Class B                                          436               374
                                           ------------   ---------------
     Total                                       26,503            12,412
                                           ------------   ---------------
TOTAL CHANGE IN NET ASSETS                       24,722            17,033
NET ASSETS AT BEGINNING OF PERIOD                89,340            72,307
                                           ------------   ---------------
NET ASSETS AT END OF PERIOD                $    114,062      $     89,340
                                           ------------   ---------------
                                           ------------   ---------------
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------
------------------------------------------------------------------

                                               SAFECO WASHINGTON STATE
                                                   MUNICIPAL BOND FUND      SAFECO MONEY MARKET FUND
                                           ---------------------------   ---------------------------

                                                YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                                           ---------------------------   ---------------------------
                                                   1998           1997           1998           1997
----------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)            $        359   $        349   $      9,987   $      8,347
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                          246             (9)            --             --
   Net Change in Unrealized
     Appreciation (Depreciation)                   (133)           321             --             --
                                           ------------   ------------   ------------   ------------
   NET CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                      472            661          9,987          8,347
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No Load Class           (343)          (326)        (9,906)        (8,324)
                      - Class A                      (9)           (15)           (57)           (15)
                      - Class B                      (7)            (8)           (24)            (8)
   Net Realized Gain on Investments
                      - No Load Class              (224)            --             --             --
                      - Class A                      (6)            --             --             --
                      - Class B                      (7)            --             --             --
                                           ------------   ------------   ------------   ------------
     TOTAL                                         (596)          (349)        (9,987)        (8,347)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                    541            440         47,850         15,267
   Class A                                         (149)            11          1,649            243
   Class B                                           12             19            256            307
                                           ------------   ------------   ------------   ------------
     TOTAL                                          404            470         49,755         15,817
                                           ------------   ------------   ------------   ------------
TOTAL CHANGE IN NET ASSETS                          280            782         49,755         15,817
NET ASSETS AT BEGINNING OF PERIOD                 7,887          7,105        177,574        161,757
                                           ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                $      8,167   $      7,887   $    227,329   $    177,574
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   This financial report is on the 15 SAFECO Mutual Funds that issue Class A and Class B shares (collectively, "Advisor Classes"). Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

         SAFECO Common Stock Trust
              SAFECO Growth Fund
              SAFECO Equity Fund
              SAFECO Income Fund
              SAFECO Northwest Fund
              SAFECO International Stock Fund
              SAFECO Balanced Fund
              SAFECO Small Company Stock Fund
              SAFECO U.S. Value Fund

         SAFECO Taxable Bond Trust
              SAFECO High-Yield Bond Fund
              SAFECO Intermediate-Term U.S. Treasury Fund

         SAFECO Managed Bond Trust
              SAFECO Managed Bond Fund

         SAFECO Tax-Exempt Bond Trust
              SAFECO Municipal Bond Fund
              SAFECO California Tax-Free Income Fund
              SAFECO Washington State Municipal Bond Fund

         SAFECO Money Market Trust
              SAFECO Money Market Fund

   Effective September 30, 1996, certain SAFECO Mutual Funds began issuing two new classes of shares--Class A and Class B shares. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges, unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

Class (with the exception of the Money Market Fund Advisor Classes) pays a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of
 .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
   SECURITY VALUATION. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost which approximates market.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is accrued on bonds and temporary investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
   ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions during the year ended December 31, 1998:

(In Thousands)                               PURCHASES*      SALES**
--------------------------------------------------------------------
Growth Fund                                  $1,555,448     $675,787
Equity Fund                                     718,354      565,043
Income Fund                                     191,067      209,246
Northwest Fund                                   34,006       34,851
International Fund                                5,351        4,035
Balanced Fund                                    20,338       13,781
Small Company Fund                               57,692       34,100
U.S. Value Fund                                   5,957        5,542
High-Yield Bond Fund                             58,682       47,905
Intermediate-Term U.S. Treasury Fund              6,847          519
Managed Bond Fund                                10,173        7,691
Municipal Bond Fund                             141,849      105,293
California Tax-Free Income Fund                  58,237       35,723
Washington State Municipal Fund                   4,417        4,690
--------------------------------------------------------------------

 * Excludes short-term securities. Purchases include $6,131, $6,847, and $5,904 of U.S. Government Securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

** Excludes short-term securities. Sales include $5,045, $519, and $4,734 of
   U.S. Government Securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Fund shares and the related amounts (in thousands):

                                                                           SAFECO GROWTH FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       89,342         28,418          1,454            178            681             51
   Reinvestments                                1,873          3,187             45             17             22              6
   Redemptions                                (58,229)       (14,699)          (193)           (24)           (65)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  32,986         16,906          1,306            171            638             56
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $  2,179,487   $    639,878   $     35,247   $      4,224   $     16,101   $      1,173
   Reinvestments                               42,509         71,549          1,009            380            486            142
   Redemptions                             (1,375,729)      (313,848)        (4,152)          (586)        (1,406)           (22)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    846,267   $    397,579   $     32,104   $      4,018   $     15,181   $      1,293
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                           SAFECO EQUITY FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                       29,980         36,295          2,002            296            604            161
   Reinvestments                                3,861          3,711             97             16             28              7
   Redemptions                                (23,017)       (14,913)          (306)          (115)           (70)            (6)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  10,824         25,093          1,793            197            562            162
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    654,422   $    673,904   $     41,546   $      5,615   $     13,097   $      3,104
   Reinvestments                               88,790         72,099          2,241            317            650            131
   Redemptions                               (496,652)      (281,430)        (6,727)        (2,223)        (1,553)          (113)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $    246,560   $    464,573   $     37,060   $      3,709   $     12,194   $      3,122
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                           SAFECO INCOME FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        4,553          4,014             66             21             62             26
   Reinvestments                                1,175          1,604              5              2              5              2
   Redemptions                                 (5,541)        (2,516)           (14)            (1)            (8)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     187          3,102             57             22             59             27
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    114,102   $     93,354   $      1,627   $        488   $      1,545   $        646
   Reinvestments                               27,902         38,170            119             47            123             56
   Redemptions                               (133,880)       (58,658)          (341)           (11)          (185)           (17)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      8,124   $     72,866   $      1,405   $        524   $      1,483   $        685
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO NORTHWEST FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998          1997*           1998          1997*           1998          1997*
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          987          1,783             77             54            106             51
   Reinvestments                                   31            192              2              4              1              4
   Redemptions                                 (1,165)        (1,322)           (31)            (6)           (28)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                    (147)           653             48             52             79             54
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     17,313   $     30,815   $      1,349   $        958   $      1,882   $        915
   Reinvestments                                  549          3,321             29             76             27             67
   Redemptions                                (20,375)       (22,482)          (547)          (108)          (434)           (15)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     (2,513)  $     11,654   $        831   $        926   $      1,475   $        967
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                        SAFECO INTERNATIONAL FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        2,000            899             28             13             40             20
   Reinvestments                                   --             20             --             --             --             --
   Redemptions                                 (1,600)          (624)            (6)            (2)            (9)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     400            295             22             11             31             19
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     25,289   $     10,559   $        343   $        161   $        511   $        232
   Reinvestments                                   --            224             --             --             --             --
   Redemptions                                (20,134)        (7,346)           (70)           (19)          (115)           (10)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      5,155   $      3,437   $        273   $        142   $        396   $        222
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                          SAFECO BALANCED FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,183            530             72              8            148             17
   Reinvestments                                   66             41              3              1              7              1
   Redemptions                                   (860)          (165)           (20)            (2)           (16)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     389            406             55              7            139             18
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     14,335   $      6,089   $        862   $         99   $      1,783   $        199
   Reinvestments                                  798            479             41              5             91             11
   Redemptions                                (10,265)        (1,907)          (243)           (18)          (199)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      4,868   $      4,661   $        660   $         86   $      1,675   $        210
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                        SAFECO SMALL COMPANY FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        9,098          1,781            108              9             87             18
   Reinvestments                                   --             25             --             --             --              1
   Redemptions                                 (7,540)        (1,329)           (16)            (1)           (20)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   1,558            477             92              8             67             19
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    137,539   $     24,426   $      1,634   $        101   $      1,156   $        254
   Reinvestments                                   --            355             --             --             --              6
   Redemptions                               (111,922)       (18,243)          (185)            (1)          (226)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     25,617   $      6,538   $      1,449   $        100   $        930   $        260
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                         SAFECO U.S. VALUE FUND
                                         ---------------------------------------------------------------------------------------

                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                           FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                          YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                           DEC. 31        DEC. 31        DEC. 31        DEC. 31        DEC. 31        DEC. 31
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                                 1998          1997*           1998          1997*           1998          1997*
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          225            914              7             13             34             19
   Reinvestments                                   17             14             --             --              2              1
   Redemptions                                   (215)          (118)            (1)            (1)            (3)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      27            810              6             12             33             20
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      2,687   $      9,623   $         81   $        132   $        410   $        208
   Reinvestments                                  203            157              4             --             21              4
   Redemptions                                 (2,513)        (1,357)           (16)           (10)           (39)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $        377   $      8,423   $         69   $        122   $        392   $        212
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

  *  April 30, 1997 (Commencement of Operations) to December 31, 1997.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                       SAFECO HIGH-YIELD BOND FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        9,834         12,582            319             17            138             27
   Reinvestments                                  466            361             11             --              5              1
   Redemptions                                 (9,014)       (10,838)           (21)            --            (25)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   1,286          2,105            309             17            118             27
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     88,489   $    111,904   $      2,907   $        154   $      1,223   $        250
   Reinvestments                                4,195          3,231             94              1             44              6
   Redemptions                                (81,120)       (96,314)          (183)            --           (226)            (6)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     11,564   $     18,821   $      2,818   $        155   $      1,041   $        250
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                               SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        1,506          1,013             50             23             76             26
   Reinvestments                                   53             40              2              2              2              1
   Redemptions                                   (837)          (987)           (10)           (59)           (47)            (7)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     722             66             42            (34)            31             20
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     16,057   $     10,245   $        539   $        228   $        799   $        264
   Reinvestments                                  561            405             20             22             23              8
   Redemptions                                 (8,864)        (9,976)          (109)          (596)          (491)           (70)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      7,754   $        674   $        450   $       (346)  $        331   $        202
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                        SAFECO MANAGED BOND FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          329            426             31             --             48             14
   Reinvestments                                   18             18              1             --              2             --
   Redemptions                                   (103)          (410)           (15)            --             (3)           (12)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                     244             34             17             --             47              2
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      2,905   $      3,587   $        271   $         --   $        420   $        116
   Reinvestments                                  157            150             10              2             15             --
   Redemptions                                   (909)        (3,457)          (130)            --            (23)          (102)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $      2,153   $        280   $        151   $          2   $        412   $         14
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                                       SAFECO MUNICIPAL BOND FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        7,648          6,119             41             11             59             26
   Reinvestments                                1,598          1,399              2              1              3              1
   Redemptions                                 (6,515)        (7,278)            (4)            (8)            (1)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   2,731            240             39              4             61             27
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    111,887   $     86,342   $        596   $        159   $        859   $        377
   Reinvestments                               23,242         19,883             26             15             41              5
   Redemptions                                (95,188)      (102,746)           (65)          (108)           (16)            --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     39,941   $      3,479   $        557   $         66   $        884   $        382
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  TRUST SHARE TRANSACTIONS (Continued)

                                                                 SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                        4,348          2,478             28             25             41             31
   Reinvestments                                  494            231              2             --              3             --
   Redemptions                                 (2,846)        (1,772)           (12)            --            (10)            (1)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                   1,996            937             18             25             34             30
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $     56,554   $     30,780   $        366   $        324   $        522   $        376
   Reinvestments                                6,359          2,862             25              2             39              3
   Redemptions                                (37,078)       (21,930)          (159)            --           (125)            (5)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     25,835   $     11,712   $        232   $        326   $        436   $        374
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

                                                               SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                          284            599              1             --             --              2
   Reinvestments                                   13              6              1              1              1             --
   Redemptions                                   (247)          (563)           (15)            --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                      50             42            (13)             1              1              2
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $      3,139   $      6,398   $          7   $         --   $          3   $         15
   Reinvestments                                  137             63              7             11              9              4
   Redemptions                                 (2,735)        (6,021)          (163)            --             --             --
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $        541   $        440   $       (149)  $         11   $         12   $         19
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                                                        SAFECO MONEY MARKET FUND
                                         ---------------------------------------------------------------------------------------
                                                   NO-LOAD                       CLASS A                       CLASS B
                                         ---------------------------   ---------------------------   ---------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------------------------------------------------------------
                                                 1998           1997           1998           1997           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
SHARES:
   Sales                                      491,508        321,481          3,057            944          1,672            469
   Reinvestments                                9,260          7,782             51              9             17              3
   Redemptions                               (452,918)      (313,996)        (1,459)          (710)        (1,433)          (165)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                                  47,850         15,267          1,649            243            256            307
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------

AMOUNTS:
   Sales                                 $    491,508   $    321,481   $      3,057   $        944   $      1,672   $        469
   Reinvestments                                9,260          7,782             51              9             17              3
   Redemptions                               (452,918)      (313,996)        (1,459)          (710)        (1,433)          (165)
                                         ------------   ------------   ------------   ------------   ------------   ------------
   NET CHANGE                            $     47,850   $     15,267   $      1,649   $        243   $        256   $        307
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         ------------   ------------   ------------   ------------   ------------   ------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

5.  COMPONENTS OF NET ASSETS
   At December 31, 1998, the components of net assets were as follows:

                                           GROWTH                 EQUITY             INCOME          NORTHWEST
(In Thousands)                               FUND                   FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                $   278,153            $   664,276         $  114,367         $   26,698
Aggregate Gross Unrealized
  Depreciation on Investments in
  Which There Is an Excess of
  Identified Cost Over Value             (286,737)               (39,497)           (21,901)            (5,853)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION/
  (DEPRECIATION)                           (8,584)               624,779             92,466             20,845
OVERDISTRIBUTED NET REALIZED GAINS         (1,267)*                   --               (142)*               --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)          1,453,357              1,467,684            311,204             47,560
                                      -----------             ----------     --------------     --------------
NET ASSETS AT DECEMBER 31, 1998       $ 1,443,506            $ 2,092,463         $  403,528         $   68,405
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------

                                                                                      SMALL
                                      INTERNATIONAL             BALANCED            COMPANY         U.S. VALUE
(In Thousands)                               FUND                   FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments and
  Foreign Currency in Which There Is
  an Excess of Value Over Identified
  Cost                                $     5,417            $     2,548         $    3,420         $    1,740
Aggregate Gross Unrealized
  Depreciation on Investments and
  Foreign Currency in Which There Is
  an Excess of Identified Cost Over
  Value                                      (828)                  (608)            (8,668)              (481)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION/
  (DEPRECIATION)                            4,589                  1,940             (5,248)             1,259
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENTS                                (766)**                  --             (4,172)**              --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)        $    19,694                 20,146             46,836              9,593
                                      -----------             ----------     --------------     --------------
NET ASSETS AT DECEMBER 31, 1998       $    23,517            $    22,086         $   37,416         $   10,852
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

                                       HIGH-YIELD      INTERMEDIATE-TERM            MANAGED          MUNICIPAL
(In Thousands)                          BOND FUND      U.S TREASURY FUND          BOND FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                $     1,624            $     1,109         $      116         $   65,045
Aggregate Gross Unrealized
  Depreciation on Investents in
  Which There Is an Excess of
  Identified Cost Over Value               (2,194)                   (41)               (12)              (475)
                                      -----------             ----------     --------------     --------------
NET UNREALIZED APPRECIATION/
  (DEPRECIATION)                             (570)                 1,068                104             64,570
ACCUMULATED NET REALIZED (LOSS) ON
  INVESTMENT TRANSACTIONS                    (396)**                (249)**              --                 --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)             85,007                 24,863              7,471            477,611
                                      -----------             ----------     --------------     --------------
NET ASSETS AT DECEMBER 31, 1998       $    84,041            $    25,682         $    7,575         $  542,181
                                      -----------             ----------     --------------     --------------
                                      -----------             ----------     --------------     --------------

                                                                                 WASHINGTON
                                                              CALIFORNIA              STATE
                                                                TAX-FREE     MUNICIPAL BOND       MONEY MARKET
                                                             INCOME FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized
  Appreciation on Investments in
  Which There Is an Excess of Value
  Over Identified Cost                                       $     9,125         $      476         $       --
Aggregate Gross Unrealized
  Depreciation on Investents in
  Which There Is an Excess of
  Identified Cost Over Value                                        (165)                (1)                --
                                                              ----------     --------------     --------------
NET UNREALIZED APPRECIATION                                        8,960                475                 --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                                   105,102              7,692            227,329
                                                              ----------     --------------     --------------
NET ASSETS AT DECEMBER 31, 1998                              $   114,062         $    8,167         $  227,329
                                                              ----------     --------------     --------------
                                                              ----------     --------------     --------------
--------------------------------------------------------------------------------------------------------------

 * Represents distributions required for tax purposes due to wash sale deferrals.

** At December 31, 1998, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                      EXPIRATION
                                             AMOUNTS      DATES
                                         -----------  ---------
International Fund                         $     766       2006
Small Company Fund                             4,172       2006
High-Yield Bond Fund                             396  2004-2006
Intermediate-Term U.S. Treasury Fund             249  2001-2005

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONSWITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

EQUITY, INCOME AND GROWTH FUNDS:              NORTHWEST FUND:
  First $100 million         .75%               First $250 million          .75%
  Next $150 million          .65                Next $250 million           .65
  Next $250 million          .55                Next $250 million           .55
  Over $500 million          .45                Over $750 million           .45

BALANCED AND U.S. VALUE FUNDS:                INTERNATIONAL FUND:
  First $250 million         .75%               First $250 million         1.10%
  Next $250 million          .65                Next $250 million          1.00
  Over $500 million          .55                Over $500 million           .90

SMALL COMPANY FUND:                           INTERMEDIATE-TERM U.S. TREASURY FUND:
  First $250 million         .85%               First $250 million          .55%
  Next $250 million          .75                Next $250 million           .45
  Over $500 million          .65                Next $250 million           .35
                                                Over $750 million           .25

HIGH-YIELD BOND AND WASHINGTON FUNDS:         MANAGED BOND FUND:
  First $250 million         .65%               First $100 million          .50%
  Next $250 million          .55                Next $150 million           .40
  Next $250 million          .45                Over $250 million           .35
  Over $750 million          .35

MUNICIPAL AND CALIFORNIA FUNDS:               MONEY MARKET FUND:
  First $100 million         .55%               First $250 million          .50%
  Next $150 million          .45                Next $250 million           .40
  Next $250 million          .35                Next $250 million           .30
  Over $500 million          .25                Over $750 million           .25

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT, SHAREHOLDER SERVICE, AND DISTRIBUTION FEES. SAFECO Services Corporation receives transfer agent, shareholder service, and distribution fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $150 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1998.
   AFFILIATE OWNERSHIP. At December 31, 1998, SAFECO Insurance Company of America owned 450,000 shares (12% of outstanding shares) of the Northwest Fund, 500,000 shares (21%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (67%) of the Washington Municipal Bond Fund. During the same period SAFECO Asset Management Company owned 688,169 shares (45%) of the International Fund, 519,268 shares (30%) of the Balanced Fund, 500,000 shares (56%) of the U.S. Value Fund, and 452,103 shares (52%) of the Managed Bond Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company, U.S. Value, and Managed Bond Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by an affiliate and are being reimbursed by the Fund over the same period.
   EXPENSE REIMBURSEMENT. During the year ended December 31, 1998, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares during the year ended December 31, 1998:

                                          COMMISSIONS
                                             RETAINED
-----------------------------------------------------
Growth Fund                                  $ 79,202
Equity Fund                                    47,689
Income Fund                                     5,868
Northwest Fund                                  7,300
International Fund                                611
Balanced Fund                                   4,989
Small Company Fund                              2,536
U.S. Value Fund                                   172
High-Yield Bond Fund                            9,068
Intermediate-Term U.S. Treasury Fund            1,496
Managed Bond Fund                               1,217
Municipal Bond Fund                             1,774
California Tax-Free Income Fund                 1,937
Washington State Municipal Bond Fund                5
-----------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

7.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1998.

                                                                                                 MARKET VALUE
                                                                                                           OF
(In Thousands)                   SHARES AT                             SHARES AT                   AFFILIATES
                                 BEGINNING                                END OF                   AT DEC. 31
SECURITY                         OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1998
-------------------------------------------------------------------------------------------------------------
American Buildings Co.                 360          --           --          360           --        $  8,830
American Coin Merchandising,
 Inc.                                  465         141         (215)         391           --           2,297
BNC Mortgage, Inc.                      --         484           --          484           --           2,539
Concepts Direct, Inc.                  348         148          (16)         480           --           4,016
Creditrust Corp.                        --         489           --          489           --          12,480
Damark International, Inc.             480         275           --          755           --           6,134
Discreet Logic, Inc.                    --       1,618           --        1,618           --          30,534
Dura Pharmaceuticals, Inc.              --       2,666         (120)       2,546           --          38,672
Dynamex, Inc.                            5         642           (5)         642           --           2,527
Emmis Communications Corp.
 (Class A)                              --       1,242           --        1,242           --          53,850
Family Golf Centers, Inc.            1,061       1,737         (286)       2,512           --          49,608
First Commonwealth, Inc.               327          35          (18)         344           --           4,559
French Fragrances, Inc.                 --         895           --          895           --           6,489
Funco, Inc.                            354          --           --          354           --           6,200
Hall, Kinion & Associates,
 Inc.                                   --         899           --          899           --           6,290
Harold's Stores, Inc.                  516          26           --          542           --           3,999
Innotrac Corp.                          --         676           --          676           --          12,252
IntelliQuest Information
 Group, Inc.                            41         799           --          840           --           5,669
Lifeline Systems, Inc.                 524          --          (10)         514           --          12,861
MICROS Systems, Inc.                   669         669**       (136)       1,202           --          39,517
NCO Group, Inc.                         32       1,491          (67)       1,456           --          65,507
Nastech Pharmaceutical Co.,
 Inc.                                  407         202           --          609           --           2,360
Open Plan Systems, Inc.                245          --           --          245           --             550
*Penederm, Inc.                        728          --         (728)          --           --              --
Phoenix International Ltd.,
 Inc.                                  415         208           --          623           --           9,182
PolyMedica Industries, Inc.            337         549           --          886           --           8,195
Precision Auto Care, Inc.               --         607           --          607           --           1,366
Prime Medical Services, Inc.           534         587           --        1,121           --           8,200
Recovery Engineering, Inc.              --         427          (85)         342           --           2,265
*Rent-Way, Inc.                        515         139         (547)         108           --              --
Schlotzsky's, Inc.                      --         504          (11)         493           --           4,868
Sirrom Capital Corp.                    --       3,731           (8)       3,723          247          18,382
Stage Stores, Inc.                     273       1,940         (101)       2,112           --          19,804
Suburban Lodges of America,
 Inc.                                  303       1,226           --        1,529           --          12,515
*Suburban Ostomy Supply Co.,
 Inc.                                  690          --         (690)          --           --              --
TRM Copy Centers Corp.                 186         512           --          698           --           5,282
Teardrop Golf Co.                       --         414         (100)         314           --           1,570
TETRA Technologies, Inc.               710          --           --          710           --           7,763
Waterside Capital Corp.                 --         118           --          118           --           1,003
*Weider Nutrition
 International, Inc.                   728          --           --          728          109              --
                                                                                                -------------
                                                                                                     $478,135
                                                                                                -------------
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------

 * Company was not an affiliate at the end of the period.

** Represents 2 for 1 stock split.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

8.  COMMITMENTS.
   At December 31, 1998, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                           U.S. DOLLAR          UNREALIZED
             CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF        APPRECIATION
      TO BE DELIVERED            FOR           DATE      DEC. 31, 1998      (DEPRECIATION)
------------------------------------------------------------------------------------------
   224  German Marks        $    137       01/26/99            $   135              $    2
25,305  Japanese Yen             196       01/19/99                225                 (29)
24,495  Japanese Yen             212       01/20/99                218                  (6)
26,115  Japanese Yen             231       01/22/99                232                  (1)
27,105  Japanese Yen             225       02/18/99                242                 (17)
20,869  Japanese Yen             174       02/26/99                186                 (12)
23,809  Japanese Yen             203       03/09/99                213                 (10)
46,670  Japanese Yen             402       03/15/99                418                 (16)
   546  Swiss Francs             409       01/14/99                399                  10
                                                                                       ---
                                                                                    $  (79)
                                                                                       ---
                                                                                       ---
------------------------------------------------------------------------------------------

9.  NET INVESTMENT LOSS.
   The Growth, Northwest, International (when combined with foreign currency transactions) and Small Company Funds had net investment losses for the year ended December 31, 1998. For the Growth and Northwest Funds these amounts were netted against short-term capital gains to reduce the short-term capital gain distribution. For the International and Small Company Funds these amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   22.39        $   16.97        $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.05)           (0.02)           (0.02)
   Net Realized and Unrealized Gain on
     Investments                                    1.05             8.44             1.77
                                                  ------           ------           ------
     Total from Investment Operations               1.00             8.42             1.75

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --
   Distributions from Realized Gains               (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------
     Total Distributions                           (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   22.66        $   22.39        $   16.97
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      4.47%           49.61%          11.35%*

NET ASSETS AT END OF PERIOD (000'S)            $  33,712        $   4,076        $     187
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.00%            1.06%          1.12%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (0.40%)           (.33%)         (.58%)**
PORTFOLIO TURNOVER RATE                           54.58%           82.57%         82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   22.19        $   16.94        $   15.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.15)           (0.08)           (0.05)
   Net Realized and Unrealized Gain on
     Investments                                    0.90             8.33             1.77
                                                  ------           ------           ------
     Total from Investment Operations               0.75             8.25             1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --
   Distributions from Realized Gains               (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------
     Total Distributions                           (0.73)           (3.00)           (0.23)
                                                  ------           ------           ------

NET ASSET VALUE AT END OF PERIOD               $   22.21        $   22.19        $   16.94
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      3.38%           48.70%          11.15%*
NET ASSETS AT END OF PERIOD (000'S)            $  15,569        $   1,402        $     116
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.91%            1.88%          1.87%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (1.28%)          (1.16%)        (1.38%)**
PORTFOLIO TURNOVER RATE                           54.58%           82.57%         82.93%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   19.55        $   16.62        $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.18             0.14             0.04
   Net Realized and Unrealized Gain on
     Investments                                    4.65             3.77             1.35
                                                  ------           ------           ------
     Total from Investment Operations               4.83             3.91             1.39

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.18)           (0.14)           (0.04)
   Distributions from Realized Gains               (0.93)           (0.84)           (0.58)
                                                  ------           ------           ------
     Total Distributions                           (1.11)           (0.98)           (0.62)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.27        $   19.55        $   16.62
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     24.77%           23.56%           8.78%*

NET ASSETS AT END OF PERIOD (000'S)            $  50,354        $   7,247        $   2,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.88%            1.24%          0.97%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              0.89%            0.74%          1.38%**
PORTFOLIO TURNOVER RATE                           32.94%           34.26%         59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   19.55        $   16.60        $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.03)            0.02             0.02
   Net Realized and Unrealized Gain on
     Investments                                    4.56             3.79             1.33
                                                  ------           ------           ------
     Total from Investment Operations               4.53             3.81             1.35

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --            (0.02)           (0.02)
   Distributions from Realized Gains               (0.93)           (0.84)           (0.58)
                                                  ------           ------           ------
     Total Distributions                           (0.93)           (0.86)           (0.60)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.15        $   19.55        $   16.60
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     23.16%           22.93%           8.50%*

NET ASSETS AT END OF PERIOD (000'S)            $  17,232        $   3,565        $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.94%            1.81%          1.75%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (0.21%)            0.12%          0.51%**
PORTFOLIO TURNOVER RATE                           32.94%           34.26%         59.34%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   24.02        $   21.15        $   20.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.48             0.51             0.12
   Net Realized and Unrealized Gain on
     Investments                                    0.81             4.98             1.65
                                                  ------           ------           ------
     Total from Investment Operations               1.29             5.49             1.77

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.48)           (0.51)           (0.12)
   Distributions from Realized Gains               (1.28)           (2.11)           (0.53)
                                                  ------           ------           ------
     Total Distributions                           (1.76)           (2.62)           (0.65)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.55        $   24.02        $   21.15
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.38%           26.15%           8.85%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,073        $     742        $     193

RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.34%            1.14%          1.03%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              2.16%            2.50%          2.66%**
PORTFOLIO TURNOVER RATE                           46.14%           52.14%         37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   23.95        $   21.12        $   20.03

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.30             0.38             0.10
   Net Realized and Unrealized Gain on
     Investments                                    0.90             4.94             1.62
                                                  ------           ------           ------
     Total from Investment Operations               1.20             5.32             1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.30)           (0.38)           (0.10)
   Distributions from Realized Gains               (1.28)           (2.11)           (0.53)
                                                  ------           ------           ------
     Total Distributions                           (1.58)           (2.49)           (0.63)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   23.57        $   23.95        $   21.12
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.03%           25.35%           8.60%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,176        $     798        $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.08%            1.83%          1.79%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              1.45%            1.79%          1.99%**
PORTFOLIO TURNOVER RATE                           46.14%           52.14%         37.84%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   17.25        $   14.06        $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.16)           (0.06)           (0.01)
   Net Realized and Unrealized Gain on
     Investments                                    0.66             4.39             0.29
                                                  ------           ------           ------
     Total from Investment Operations               0.50             4.33             0.28

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --
   Distributions from Realized Gains               (0.19)           (1.14)              --
                                                  ------           ------           ------
     Total Distributions                           (0.19)           (1.14)              --
                                                  ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   17.56        $   17.25        $   14.06
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      2.87%           30.79%           2.03%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,208        $   1,354        $     369
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.70%            1.42%          1.40%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (1.06%)           (.61%)         (.39%)**
PORTFOLIO TURNOVER RATE                           50.40%           55.42%         67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   17.09        $   14.03        $   13.78

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.23)           (0.10)           (0.03)
   Net Realized and Unrealized Gain on
     Investments                                    0.64             4.30             0.28
                                                  ------           ------           ------
     Total from Investment Operations               0.41             4.20             0.25

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --
   Distributions from Realized Gains               (0.19)           (1.14)              --
                                                  ------           ------           ------
     Total Distributions                           (0.19)           (1.14)              --
                                                  ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   17.31        $   17.09        $   14.03
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      2.37%           29.93%           1.81%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,603        $   1,204        $     232
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.30%            2.09%          2.18%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (1.66%)          (1.30%)        (1.19%)**
PORTFOLIO TURNOVER RATE                           50.40%           55.42%         67.32%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.55        $   11.29        $   10.39
INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     (.02)            0.20               --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                   1.60             0.29             0.95
                                                  ------           ------           ------
     Total from Investment Operations               1.58             0.49             0.95
LESS DISTRIBUTIONS
   Dividends from Net Investment Income               --            (0.21)           (0.05)
   Distributions from Realized Gains                  --            (0.02)              --
                                                  ------           ------           ------
     Total Distributions                              --            (0.23)           (0.05)
                                                  ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   13.13        $   11.55        $   11.29
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     13.68%            4.30%           9.19%*
NET ASSETS AT END OF PERIOD (000'S)            $     629        $     295        $     154
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                        2.14%            1.87%          1.41%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                              (.47%)           0.26%            (.23%)**
PORTFOLIO TURNOVER RATE                           25.62%           22.13%         18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 2.31%, 2.13% and 1.72% for the year or period ended December 31, 1998, 1997 and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD         $   11.53        $   11.28        $   10.39

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            (.11)            0.18               --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                   1.57             0.22             0.93
                                                  ------           ------           ------
     Total from Investment Operations               1.46             0.40             0.93

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --            (0.13)           (0.04)
   Distributions from Realized Gains                  --            (0.02)              --
                                                  ------           ------           ------
     Total Distributions                              --            (0.15)           (0.04)
                                                  ------           ------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   12.99        $   11.53        $   11.28
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                     12.66%            3.48%           8.96%*

NET ASSETS AT END OF PERIOD (000'S)            $     777        $     331        $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                        3.02%            2.64%          2.17%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (1.33%)            0.51%        (1.15%)**
PORTFOLIO TURNOVER RATE                           25.62%           22.13%         18.51%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 3.19%, 2.90% and 2.47% for the year or period ended December 31, 1998, 1997 and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.60        $   10.69        $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.25             0.28             0.09
   Net Realized and Unrealized Gain on
     Investments                                    1.14             1.45             0.44
                                                  ------    -------------           ------
     Total from Investment Operations               1.39             1.73             0.53

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.25)           (0.28)           (0.09)
   Distributions from Realized Gains               (0.51)           (0.54)           (0.13)
                                                  ------    -------------           ------
     Total Distributions                           (0.76)           (0.82)           (0.22)
                                                  ------    -------------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   12.23        $   11.60        $   10.69
                                                  ------    -------------           ------
                                                  ------    -------------           ------
TOTAL RETURN+                                     12.06%           16.29%           5.07%*

NET ASSETS AT END OF PERIOD (000'S)            $     893        $     205        $     110
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.67%            1.52%        1.35%++**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              2.23%            2.55%          3.01%**
PORTFOLIO TURNOVER RATE                           74.76%          101.22%         36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.70%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.60        $   10.70        $   10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.15             0.18             0.06
   Net Realized and Unrealized Gain on
     Investments                                    1.15             1.44             0.45
                                                  ------    -------------           ------
     Total from Investment Operations               1.30             1.62             0.51

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.15)           (0.18)           (0.06)
   Distributions from Realized Gains               (0.51)           (0.54)           (0.13)
                                                  ------    -------------           ------
     Total Distributions                           (0.66)           (0.72)           (0.19)
                                                  ------    -------------           ------
NET ASSET VALUE AT END
   OF PERIOD                                   $   12.24        $   11.60        $   10.70
                                                  ------    -------------           ------
                                                  ------    -------------           ------
TOTAL RETURN+                                     11.30%           15.21%           4.85%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,056        $     331        $     115
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.34%            2.28%        2.11%++**
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                           1.55%            1.78%          2.23%**
PORTFOLIO TURNOVER RATE                           74.76%          101.22%         36.10%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 2.46%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.21        $   11.81        $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.08)           (0.06)           (0.01)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (3.04)            2.80             0.31
                                           -------------    -------------           ------
     Total from Investment Operations              (3.12)            2.74             0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               --               --
   Distributions from Realized Gains                  --            (0.34)              --
                                           -------------    -------------           ------
     Total Distributions                              --            (0.34)              --
                                           -------------    -------------           ------
NET ASSET VALUE AT END OF PERIOD               $   11.09        $   14.21        $   11.81
                                           -------------    -------------           ------
                                           -------------    -------------           ------
TOTAL RETURN+                                    (21.96%)          23.21%           2.61%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,220        $     271        $     135
RATIO OF EXPENSES TO AVERAGE NET ASSETS           (1.66%)          (1.52%)       1.42%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             (0.99%)           (.60%)        (.50%)**
PORTFOLIO TURNOVER RATE                           90.23%           60.81%         73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.62%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.07        $   11.79        $   11.51

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.15)           (0.10)           (0.04)
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (3.04)            2.72             0.32
                                           -------------    -------------           ------
     Total from Investment Operations              (3.19)            2.62             0.28

LESS DISTRIBUTIONS
   Dividends from Net Investment Income               --               --               --
   Distributions from Realized Gains                  --            (0.34)              --
                                           -------------    -------------           ------
     Total Distributions                              --            (0.34)              --
                                           -------------    -------------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.88        $   14.07        $   11.79
                                           -------------    -------------           ------
                                           -------------    -------------           ------
TOTAL RETURN+                                    (22.67%)          22.23%           2.43%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,034        $     396        $     103
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.64%            2.29%        2.18%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             (1.91%)          (1.35%)       (1.28%)**
PORTFOLIO TURNOVER RATE                           90.23%           60.81%         73.47%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 2.41%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   CLASS A

                                                              APRIL 30, 1997
                                            FOR THE YEAR    (COMMENCEMENT OF
                                                   ENDED         OPERATIONS)
                                             DECEMBER 31      TO DECEMBER 31
                                           ---------------------------------
                                                    1998                1997
----------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.18           $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.05                0.08
   Net Realized and Unrealized Gain on
     Investments                                    1.27                1.65
                                                  ------             -------
     Total from Investment Operations               1.32                1.73

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.05)              (0.08)
   Distributions from Realized Gains               (0.52)              (0.47)
                                                  ------             -------
     Total Distributions                           (0.57)              (0.55)
                                                  ------             -------
NET ASSET VALUE AT END OF PERIOD               $   11.93           $   11.18
                                                  ------             -------
                                                  ------             -------
TOTAL RETURN+                                     11.79%             17.24%*

NET ASSETS AT END OF PERIOD (000'S)            $     210           $     133
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.07%             1.48%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              0.18%             1.03%**
PORTFOLIO TURNOVER RATE                           55.15%            36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND
   CLASS B

                                                              APRIL 30, 1997
                                            FOR THE YEAR    (COMMENCEMENT OF
                                                   ENDED         OPERATIONS)
                                             DECEMBER 31      TO DECEMBER 31
                                           ---------------------------------
                                                    1998                1997
----------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   11.18           $   10.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income
     (Loss)                                        (0.03)               0.02
   Net Realized and Unrealized Gain on
     Investments                                    1.28                1.65
                                                  ------              ------
     Total from Investment Operations               1.25                1.67

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                            --               (0.02)
   Distributions from Realized Gains               (0.52)              (0.47)
                                                  ------              ------
     Total Distributions                           (0.52)              (0.49)
                                                  ------              ------
NET ASSET VALUE AT END OF PERIOD               $   11.91           $   11.18
                                                  ------              ------
                                                  ------              ------
TOTAL RETURN+                                     11.18%             16.63%*

NET ASSETS AT END OF PERIOD (000'S)            $     628           $     221
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.59%             2.29%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (0.35%)             0.20%**
PORTFOLIO TURNOVER RATE                           55.15%            36.37%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   CLASS A

                                            FOR THE YEAR     ELEVEN-MONTH
                                                   ENDED     PERIOD ENDED
                                             DECEMBER 31    DECEMBER 31++
                                           ------------------------------
                                                    1998             1997
-------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    9.12        $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.72             0.69
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.34)            0.29
                                                  ------           ------
     Total from Investment Operations               0.38             0.98

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.72)           (0.69)
                                                  ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.78        $    9.12
                                                  ------           ------
                                                  ------           ------
TOTAL RETURN+                                      4.32%          12.49%*

NET ASSETS AT END OF PERIOD (000'S)            $   2,964        $     259
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.12%          1.10%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              8.11%          7.65%**
PORTFOLIO TURNOVER RATE                           64.22%         85.06%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO HIGH-YIELD BOND FUND
   CLASS B

                                            FOR THE YEAR     FOR THE YEAR
                                                   ENDED            ENDED
                                             DECEMBER 31    DECEMBER 31++
                                           ------------------------------
                                                    1998             1997
-------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    9.12        $    8.83

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.64             0.63
   Net Realized and Unrealized Gain
     (Loss) on Investments                         (0.34)            0.29
                                                  ------           ------
     Total from Investment Operations               0.30             0.92

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.64)           (0.63)
                                                  ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.78        $    9.12
                                                  ------           ------
                                                  ------           ------
TOTAL RETURN+                                      3.39%          11.77%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,381        $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.06%          1.81%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              7.15%          6.87%**
PORTFOLIO TURNOVER RATE                           64.22%         85.06%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.35        $   10.11        $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.52             0.55             0.15
   Net Realized and Unrealized Gain on
     Investments                                    0.40             0.24             0.01
                                                  ------           ------           ------
     Total from Investment Operations               0.92             0.79             0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.52)           (0.55)           (0.15)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.75        $   10.35        $   10.11
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      9.08%            8.03%           1.63%*

NET ASSETS AT END OF PERIOD (000'S)            $     833        $     365        $     704
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.40%            1.32%        1.07%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.84%            5.36%          6.07%**
PORTFOLIO TURNOVER RATE                            2.83%           82.36%        125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996 would have been 1.30%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.35        $   10.12        $   10.10

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.45             0.48             0.14
   Net Realized and Unrealized Gain on
     Investments                                    0.39             0.23             0.02
                                                  ------           ------           ------
     Total from Investment Operations               0.84             0.71             0.16

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.45)           (0.48)           (0.14)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.74        $   10.35        $   10.12
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      8.30%            7.27%           1.55%*

NET ASSETS AT END OF PERIOD (000'S)            $     788        $     432        $     223
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.00%            1.87%        1.72%**++
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.28%            4.78%          5.35%**
PORTFOLIO TURNOVER RATE                            2.83%           82.36%        125.42%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
 ++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets for the period ended December 31, 1996 would have been 1.95%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.60        $    8.35        $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.37             0.39             0.11
   Net Realized and Unrealized Gain on
     Investments                                    0.30             0.25               --
                                                  ------           ------           ------
     Total from Investment Operations               0.67             0.64             0.11

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.37)           (0.39)           (0.11)
   Distributions from Realized Gains               (0.25)              --               --
                                                  ------           ------           ------
     Total Distributions                           (0.62)           (0.39)           (0.11)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.65        $    8.60        $    8.35
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      7.87%            7.78%           1.34%*

NET ASSETS AT END OF PERIOD (000'S)            $     295        $     146        $     140
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.86%            1.45%          1.30%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.09%            4.68%          5.22%**
PORTFOLIO TURNOVER RATE                          132.76%          176.50%        136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MANAGED BOND FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    8.60        $    8.35        $    8.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.28             0.32             0.09
   Net Realized and Unrealized Gain on
     Investments                                    0.29             0.25               --
                                                  ------           ------           ------
     Total from Investment Operations               0.57             0.57             0.09

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.28)           (0.32)           (0.09)
   Distributions from Realized Gains               (0.25)              --               --
                                                  ------           ------           ------
     Total Distributions                           (0.53)           (0.32)           (0.09)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    8.64        $    8.60        $    8.35
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      6.67%            6.91%           1.15%*

NET ASSETS AT END OF PERIOD (000'S)            $     523        $     120        $     100
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.89%            2.23%          2.07%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              3.07%            3.79%          4.45%**
PORTFOLIO TURNOVER RATE                          132.76%          176.50%        136.29%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.53        $   13.99        $   13.82

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.66             0.68             0.18
   Net Realized and Unrealized Gain on
     Investments                                    0.16             0.70             0.17
                                                  ------           ------           ------
     Total from Investment Operations               0.82             1.38             0.35

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.66)           (0.68)           (0.18)
   Distributions from Realized Gains               (0.24)           (0.16)              --
                                                  ------           ------           ------
     Total Distributions                           (0.90)           (0.84)           (0.18)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   14.45        $   14.53        $   13.99
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.75%           10.17%           2.52%*

NET ASSETS AT END OF PERIOD (000'S)            $     946        $     390        $     311
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.98%            0.95%          0.82%**
RATIO OF NET INVESTMENT INCOMETO AVERAGE
   NET ASSETS                                      4.51%            4.86%          5.04%**
PORTFOLIO TURNOVER RATE                           20.80%           13.52%          6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MUNICIPAL BOND FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   14.52        $   13.98        $   13.82

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.57             0.60             0.15
   Net Realized and Unrealized Gain on
     Investments                                    0.15             0.70             0.16
                                                  ------           ------           ------
     Total from Investment Operations               0.72             1.30             0.31

LESS DISTRIBUTIONS
   Dividends from Net Investment Income            (0.57)           (0.60)           (0.15)
   Distributions from Realized Gains               (0.24)           (0.16)              --
                                                  ------           ------           ------
     Total Distributions                           (0.81)           (0.76)           (0.15)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   14.43        $   14.52        $   13.98
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.08%            9.56%           2.27%*

NET ASSETS AT END OF PERIOD (000'S)            $   1,375        $     502        $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.61%            1.53%          1.50%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              3.89%            4.22%          4.42%**
PORTFOLIO TURNOVER RATE                           20.80%           13.52%          6.66%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   12.94        $   12.23        $   12.07

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.55             0.58             0.15
   Net Realized and Unrealized Gain on
     Investments                                    0.17             0.76             0.19
                                                  ------           ------           ------
     Total from Investment Operations               0.72             1.34             0.34

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.55)           (0.58)           (0.15)
   Distributions from Realized Gains               (0.37)           (0.05)           (0.03)
                                                  ------           ------           ------
     Total Distributions                           (0.92)           (0.63)           (0.18)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   12.74        $   12.94        $   12.23
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.73%           11.29%           2.83%*

NET ASSETS AT END OF PERIOD (000'S)            $     678        $     460        $     122
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.04%            0.91%          0.89%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.25%            4.52%          4.84%**
PORTFOLIO TURNOVER RATE                           38.78%            9.83%         10.52%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO CALIFORNIA TAX-FREE INCOME FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD         $   12.93        $   12.22        $   12.07

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.46             0.48             0.12
   Net Realized and Unrealized Gain on
     Investments                                    0.17             0.76             0.18
                                                  ------           ------           ------
     Total from Investment Operations               0.63             1.24             0.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.46)           (0.48)           (0.12)
   Distributions from Realized Gains               (0.37)           (0.05)           (0.03)
                                                  ------           ------           ------
     Total Distributions                           (0.83)           (0.53)           (0.15)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   12.73        $   12.93        $   12.22
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      4.98%           10.46%           2.56%*

NET ASSETS AT END OF PERIOD (000'S)            $     927        $     501        $     101
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.76%            1.63%          1.64%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              3.45%            3.71%          4.08%**
PORTFOLIO TURNOVER RATE                           38.78%            9.83%         10.52%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. Financial Highlights (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.95        $   10.53        $   10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.42             0.46             0.12
   Net Realized and Unrealized Gain on
     Investments                                    0.16             0.42             0.09
                                                  ------           ------           ------
     Total from Investment Operations               0.58             0.88             0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.42)           (0.46)           (0.12)
   Distributions from Realized Gains               (0.32)              --            (0.01)
                                                  ------           ------           ------
     Total Distributions                           (0.74)           (0.46)           (0.13)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.79        $   10.95        $   10.53
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      5.36%            8.64%           1.94%*

NET ASSETS AT END OF PERIOD (000'S)            $     209        $     360        $     336
RATIO OF EXPENSES TO AVERAGE
   NET ASSETS                                      1.67%            1.32%          1.31%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              3.88%            4.39%          4.49%**
PORTFOLIO TURNOVER RATE                           33.18%           11.67%         15.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $   10.97        $   10.55        $   10.45

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.34             0.38             0.10
   Net Realized and Unrealized Gain on
     Investments                                    0.15             0.42             0.11
                                                  ------           ------           ------
     Total from Investment Operations               0.49             0.80             0.21

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.34)           (0.38)           (0.10)
   Distributions from Realized Gains               (0.32)              --            (0.01)
                                                  ------           ------           ------
     Total Distributions                           (0.66)           (0.38)           (0.11)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $   10.80        $   10.97        $   10.55
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN+                                      4.55%            7.75%           1.94%*

NET ASSETS AT END OF PERIOD (000'S)            $     246        $     239        $     211
RATIO OF EXPENSES TO AVERAGE NET ASSETS            2.39%            2.13%          2.06%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              3.13%            3.58%          3.71%**
PORTFOLIO TURNOVER RATE                           33.18%           11.67%         15.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.
  + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   CLASS A

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    1.00        $    1.00        $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.05             0.05             0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.05)           (0.05)           (0.01)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    1.00        $    1.00        $    1.00
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN                                       4.92%            4.97%           1.21%*
NET ASSETS AT END OF PERIOD (000'S)            $   2,186        $     537        $     295
RATIO OF EXPENSES TO AVERAGE NET ASSETS            0.92%            0.72%          0.55%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.87%            4.91%          5.01%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

10. FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO MONEY MARKET FUND
   CLASS B

                                                                               THREE-MONTH
                                                                              PERIOD ENDED
                                           FOR THE YEAR ENDED DECEMBER 31      DECEMBER 31
                                           -----------------------------------------------
                                                    1998             1997             1996
------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                         $    1.00        $    1.00        $    1.00

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                            0.05             0.05             0.01

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                         (0.05)           (0.05)           (0.01)
                                                  ------           ------           ------
NET ASSET VALUE AT END OF PERIOD               $    1.00        $    1.00        $    1.00
                                                  ------           ------           ------
                                                  ------           ------           ------
TOTAL RETURN                                       4.76%           $4.94%           1.21%*

NET ASSETS AT END OF PERIOD (000'S)            $     670        $     414        $     106
RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.05%            0.78%          0.54%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                              4.71%            4.85%          4.96%**

--------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust,
SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund), the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO High-Yield Bond Fund, and SAFECO Intermediate-Term U.S. Treasury Fund), the SAFECO Managed Bond Trust (comprising the Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund, and SAFECO Washington State Municipal Bond Fund), and the SAFECO Money Market Trust (comprising, respectively, the SAFECO Money Market
Fund) as of December 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

------------------------------------------------------------------
------------------------------------------------------------------
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at December 31, 1998, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
February 5, 1999

------------------------------------------------------------------
------------------------------------------------------------------
                                EURO CONVERSION

   Effective January 1, 1999, eleven European countries converted to a common currency: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. Thus, investments traded in these markets are now denominated in the new currency-the "Euro". The combination of these currencies into a single currency presents certain challenges. However, SAFECO Asset Management and the International Fund's sub-advisor (Bank of Ireland Asset Management) believe that this economic union presents greater investment opportunities.

                              YEAR 2000 READINESS

   Preparing for Year 2000 is a high priority for SAFECO Asset Management and its parent, SAFECO Corporation. A corporate-wide Year 2000 team has been active for an extended period of time, and has devoted considerable resources to help achieve Year 2000 readiness. SAFECO Asset Management Company does not anticipate that Year 2000-related issues will have a material impact on its ability to continue to provide the Funds with service at current levels. Although SAFECO Asset Management has taken steps to prepare for Year 2000, it could be negatively impacted by what its business partners have done or have failed to do.
   Likewise, Year 2000 poses risks to each of the companies in the Funds' investment portfolio. Thus, portfolio managers consider Year 2000 readiness as one of the many factors in making an investment decision. Year 2000 also poses potential risks to worldwide markets and economies.

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO MUTUAL FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

CLIENT SERVICES*:

Monday-Friday,
5:30am-7:00pm, Pacific Time

NATIONWIDE: 1-800-528-6501

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

MAILING ADDRESS:

SAFECO Mutual Funds
Class A & B Shares
P.O. Box 419241
Kansas City, MO 64141-6241

EXPRESS/OVERNIGHT MAIL:
SAFECO Mutual Funds
Class A & B Shares
330 W. 9th Street
Kansas City, MO 64105

E-MAIL: invest@safeco.com

GMF 4068 2/99

RECYCLE LOGO                  Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark-A registered trademark of SAFECO Corporation.